UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21825

AARP FUNDS

(Exact name of registrant as specified in charter)

650 F. STREET NW

WASHINGTON, DC 20004

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:
RICHARD M. HISEY AARP FINANCIAL INCORPORATED 2 HIGHWOOD DRIVE, SUITE 202 TEWKBURY, MA 01876	MARC R. DUFFY AARP FUNDS 650 F. STREET NW WASHINGTON, DC 20004

Registrant’s telephone number, including area code: (202) 434-3650

Date of fiscal year end: June 30

Date of reporting period: September 30, 2009

Item 1.	Schedule of Investments.

AARP Conservative Fund

AARP Moderate Fund

AARP Aggressive Fund

AARP Money Market Fund

AARP Income Fund

U.S. Stock Market Portfolio

International Stock Market Portfolio

U.S. Bond Market Portfolio

AARP Conservative Fund

Portfolio of investments

September 30, 2009 (unaudited)

Mutual funds: 100.2%

	Shares	Value
U.S. Bond Market Portfolio[1] – 70.1%	1,495,244	$15,520,638
U.S. Stock Market Portfolio[1] – 22.6%	592,492	4,988,779
International Stock Market Portfolio[1] – 7.5%	182,138	1,662,923

Total investments: 100.2% (Identified cost $20,708,605)[2]		22,172,340

Other assets and liabilities, net: (0.2)%		(44,244)

Total net assets: 100.0%		$22,128,096

[1]	Affiliated issuer.
[2]

At September 30, 2009, the cost of investments for federal tax purposes was $20,708,605. The net unrealized appreciation of investments for federal tax purposes was $1,463,735. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,463,735 and net unrealized depreciation from investments for those securities having an excess of cost over value of $0.

INVESTMENT VALUATION

The Fund is a “fund of funds” which invests substantially all of its assets in the underlying series (the “Underlying Portfolios”) of AARP Portfolios, a separately registered investment company.

For information on the Fund’s or Portfolios’ policies regarding valuation of investments and other significant accounting policies, please refer to the most recent semi-annual or annual financial statements.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy for measuring fair value and enhancing disclosure. The AARP Conservative Fund is a Registered Investment Company (“RIC”) as well as a Fund of Funds, which invests all of its investable assets in other RIC’s, (AARP U.S. Bond Market, U.S. Stock Market or International Stock Market Portfolios). In regards to FAS 157 treatment, investments in other RIC’s are widely considered to be treated as level 1 securities due to the availability of a daily valued and quoted price for those underlying Portfolios. However, in the case of the underlying AARP U.S. Bond Market, U.S. Stock Market and International Stock Market Portfolios, certain of those securities fall into Level 2 or Level 3 FAS 157 pricing hierarchy due to specific valuation circumstances, particularly matrix pricing of bond holdings and certain foreign equity securities that could be fair valued at any particular point in time. In the Portfolio’s of Investments for the AARP U.S. Bond Market, U.S. Stock Market and International Stock Market Portfolios, the Level 2 and 3 securities held as of September 30, 2009 will be separately identified. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$22,172,340
Level 2 - Other Significant Observable Inputs	—
Level 3 - Significant Unobservable Inputs	—

Total	$22,172,340

Affiliated Companies

The fund invests substantially all of its assets in the Portfolios, which are considered affiliated companies. As defined by the Investment Act of 1940, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or of a company which is under common ownership or control.

Affiliate	Purchase Cost	Sales Cost	Investment Income	Value 6/30/09	Value 9/30/09
U.S. Bond Market Portfolio	$2,163,578	$231,340	$150,448	$13,225,726	$15,520,638
U.S. Stock Market Portfolio	491,113	440,592	17,443	4,244,540	4,988,779
International Stock Market Portfolio	215,943	241,488	8,214	1,411,278	1,662,923

TOTAL			$176,105	$18,881,544	$22,172,340

Amounts reflected on the accompanying financial statements include the following amounts related to affiliated companies:

Investment in securities, at cost	$20,708,605
Income distributions from underlying AARP portfolios	$176,105
Realized gain (loss) on sales of underlying AARP portfolios	$(158,341)
Capital gain distributions from underlying AARP portfolios	$—

2

AARP Moderate Fund

Portfolio of investments

September 30, 2009 (unaudited)

Mutual funds: 100.1%

	Shares	Value
U.S. Bond Market Portfolio[1] – 45.1%	2,034,378	$21,116,841
U.S. Stock Market Portfolio[1] – 40.0%	2,229,279	18,770,532
International Stock Market Portfolio[1] – 15.0%	770,969	7,038,951

Total investments: 100.1% (Identified cost $45,859,003)[2]		46,926,324

Other assets and liabilities, net: (0.1)%		(54,432)

Total net assets: 100.0%		$46,871,892

[1]	Affiliated issuer.
[2]

At September 30, 2009, the cost of investments for federal tax purposes was $45,859,003. The net unrealized appreciation of investments for federal tax purposes was $1,067,321. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,966,497 and net unrealized depreciation from investments for those securities having an excess of cost over value of $899,176.

INVESTMENT VALUATION

The Fund is a “fund of funds” which invests substantially all of its assets in the underlying series (the “Underlying Portfolios”) of AARP Portfolios, a separately registered investment company.

For information on the Fund’s or Portfolios’ policies regarding valuation of investments and other significant accounting policies, please refer to the most recent semi-annual or annual financial statements.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy for measuring fair value and enhancing disclosure. The AARP Conservative Fund is a Registered Investment Company (“RIC”) as well as a Fund of Funds, which invests all of its investable assets in other RIC’s, (AARP U.S. Bond Market, U.S. Stock Market or International Stock Market Portfolios). In regards to FAS 157 treatment, investments in other RIC’s are widely considered to be treated as level 1 securities due to the availability of a daily valued and quoted price for those underlying Portfolios. However, in the case of the underlying AARP U.S. Bond Market, U.S. Stock Market and International Stock Market Portfolios, certain of those securities fall into Level 2 or Level 3 FAS 157 pricing hierarchy due to specific valuation circumstances, particularly matrix pricing of bond holdings and certain foreign equity securities that could be fair valued at any particular point in time. In the Portfolio’s of Investments for the AARP U.S. Bond Market, U.S. Stock Market and International Stock Market Portfolios, the Level 2 and 3 securities held as of September 30, 2009 will be separately identified. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$46,926,324
Level 2 - Other Significant Observable Inputs	—
Level 3 - Significant Unobservable Inputs	—

Total	$46,926,324

Affiliated Companies

The fund invests substantially all of its assets in the Portfolios, which are considered affiliated companies. As defined by the Investment Act of 1940, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or of a company which is under common ownership or control.

Affiliate	Purchase Cost	Sales Cost	Investment Income	Value 6/30/09	Value 9/30/09
U.S. Bond Market Portfolio	$3,328,225	$280,825	$200,307	$17,582,800	$21,116,841
U.S. Stock Market Portfolio	1,579,520	933,858	65,023	15,603,327	18,770,532
International Stock Market Portfolio	638,507	580,893	34,285	5,844,330	7,038,951

TOTAL			$299,615	$39,030,457	$46,926,324

Amounts reflected on the accompanying financial statements include the following amounts related to affiliated companies:

Investment in securities, at cost	$45,859,003
Income distributions from underlying AARP portfolios	$299,615
Realized gain (loss) on sales of underlying AARP portfolios	$(587,073)
Capital gain distributions from underlying AARP portfolios	$—

2

AARP Aggressive Fund

Portfolio of investments

September 30, 2009 (unaudited)

Mutual funds: 100.2%

	Shares	Value
U.S. Stock Market Portfolio[1] – 60.1%	1,967,228	$16,564,056
U.S. Bond Market Portfolio[1] – 20.1%	531,922	5,521,354
International Stock Market Portfolio[1] – 20.0%	604,748	5,521,352

Total investments: 100.2% (Identified cost $28,494,010)		27,606,762

Other assets and liabilities, net: (0.2)%		(51,259)

Total net assets: 100.0%		$27,555,503

[1]	Affiliated issuer.
[2]

At September 30, 2009, the cost of investments for federal tax purposes was $28,494,010. The net unrealized depreciation of investments for federal tax purposes was $887,248. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $715,204 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,602,452.

INVESTMENT VALUATION

The Fund is a “fund of funds” which invests substantially all of its assets in the underlying series (the “Underlying Portfolios”) of AARP Portfolios, a separately registered investment company.

For information on the Fund’s or Portfolios’ policies regarding valuation of investments and other significant accounting policies, please refer to the most recent semi-annual or annual financial statements.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy for measuring fair value and enhancing disclosure. The AARP Conservative Fund is a Registered Investment Company (“RIC”) as well as a Fund of Funds, which invests all of its investable assets in other RIC’s, (AARP U.S. Bond Market, U.S. Stock Market or International Stock Market Portfolios). In regards to FAS 157 treatment, investments in other RIC’s are widely considered to be treated as level 1 securities due to the availability of a daily valued and quoted price for those underlying Portfolios. However, in the case of the underlying AARP U.S. Bond Market, U.S. Stock Market and International Stock Market Portfolios, certain of those securities fall into Level 2 or Level 3 FAS 157 pricing hierarchy due to specific valuation circumstances, particularly matrix pricing of bond holdings and certain foreign equity securities that could be fair valued at any particular point in time. In the Portfolio’s of Investments for the AARP U.S. Bond Market, U.S. Stock Market and International Stock Market Portfolios, the Level 2 and 3 securities held as of September 30, 2009 will be separately identified. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$27,606,762
Level 2 - Other Significant Observable Inputs	—
Level 3 - Significant Unobservable Inputs	—

Total	$27,606,762

Affiliated Companies

The fund invests substantially all of its assets in the Portfolios, which are considered affiliated companies. As defined by the Investment Act of 1940, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or of a company which is under common ownership or control.

Affiliate	Purchase Cost	Sales Cost	Investment Income	Value 6/30/09	Value 9/30/09
U.S. Bond Market Portfolio	$901,918	$190,838	$52,507	$4,683,019	$5,521,354
U.S. Stock Market Portfolio	952,366	628,827	56,954	13,990,809	16,564,056
International Stock Market Portfolio	427,253	465,431	26,726	4,657,894	5,521,352

TOTAL			$136,187	$23,331,722	$27,606,762

Amounts reflected on the accompanying financial statements include the following amounts related to affiliated companies:

Investment in securities, at cost	$28,494,010
Income distributions from underlying AARP portfolios	$136,187
Realized gain (loss) on sales of underlying AARP portfolios	$(450,805)
Capital gain distributions from underlying AARP portfolios	$—

See Notes to Financial Statements.

2

AARP Money Market Fund

Portfolio of investments

September 30, 2009 (unaudited)

Mutual funds: 100.3%

Value
Investment in State Street Money Market Portfolio1 – 100.3%	$48,990,249

Total investments: 100.3% (Identified cost $48,990,249)	48,990,249

Other assets and liabilities, net: (0.3)%	(159,944)

Total net assets: 100.0%	$48,830,305

[1]	The investment portfolio of the State Street Money Market Portfolio is included below.

AARP Money Market Fund invests only in State Street Money Market Portfolio. At September 30, 2009, AARP Money Market Fund owned 0.35% of the State Street Money Market Portfolio.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy for measuring fair value and enhancing disclosure. The AARP Money Market Fund is a Registered Investment Company (“RIC”) as well as a Feeder into the State Street Money Market Master Portfolio. The AARP Money Market Fund invests all of its’ investable assets by purchasing shares directly into the State Street Money Market Portfolio, which is also a RIC. In regards to FAS 157 treatment, investments in other RIC’s are widely considered to be treated as Level 1 securities due to the availability of a daily valued and quoted price for that underlying Portfolio. However, in the case of the State Street Money Market Portfolio, certain of those securities fall into Level 2 or Level 3 FAS 157 pricing hierarchy due to specific valuation circumstances, particularly amortized cost valuation method used for evaluating short term money market instruments. The Level 2 and Level 3 securities held at a reporting period end will be separately identified in the Portfolio of Investments for the State Street Money Market Master Portfolio. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$48,990,249
Level 2 - Other Significant Observable Inputs	—
Level 3 - Significant Unobservable Inputs	—

Total	$48,990,249

AARP Income Fund

Portfolio of investments

September 30, 2009 (unaudited)

Mutual funds: 100.5%

	Shares	Value
U.S. Bond Market Portfolio[1] – 95.2%	1,400,082	$14,532,846
State Street Money Market Portfolio[2] – 2.8%	428,756	428,756
SPDR Barclays Capital High Yield Bond ETF[2] – 2.5%	10,076	387,825

Total investments: 100.5% (Identified cost $14,813,539)		15,349,427

Other assets and liabilities, net: (0.5)%		(74,317)

Total net assets: 100.0%		$15,275,110

[1]	Affiliated issuer.
[2]	Investment in non-controlled affiliate.
[2]

At September 30, 2009, the cost of investments for federal tax purposes was $14,813,539. The net unrealized appreciation of investments for federal tax purposes was $535,888. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $535,888 and net unrealized depreciation from investments for those securities having an excess of cost over value of $0.

INVESTMENT VALUATION

The Fund is a “fund of funds” which invests substantially all of its assets in the underlying series (the “Underlying Portfolios”) of AARP Portfolios, a separately registered investment company.

For information on the Fund’s or Portfolios’ policies regarding valuation of investments and other significant accounting policies, please refer to the most recent semi-annual or annual financial statements.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy for measuring fair value and enhancing disclosure. The AARP Conservative Fund is a Registered Investment Company (“RIC”) as well as a Fund of Funds, which invests all of its investable assets in other RIC’s, (AARP U.S. Bond Market, U.S. Stock Market or International Stock Market Portfolios). In regards to FAS 157 treatment, investments in other RIC’s are widely considered to be treated as level 1 securities due to the availability of a daily valued and quoted price for those underlying Portfolios. However, in the case of the underlying AARP U.S. Bond Market, U.S. Stock Market and International Stock Market Portfolios, certain of those securities fall into Level 2 or Level 3 FAS 157 pricing hierarchy due to specific valuation circumstances, particularly matrix pricing of bond holdings and certain foreign equity securities that could be fair valued at any particular point in time. In the Portfolio’s of Investments for the AARP U.S. Bond Market, U.S. Stock Market and International Stock Market Portfolios, the Level 2 and 3 securities held as of September 30, 2009 will be separately identified. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$15,349,427
Level 2 - Other Significant Observable Inputs	—
Level 3 - Significant Unobservable Inputs	—

Total	$15,349,427

Affiliated Companies

The fund invests substantially all of its assets in the Portfolios, which are considered affiliated companies. As defined by the Investment Act of 1940, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or of a company which is under common ownership or control.

Affiliate	Purchase Cost	Sales Cost	Investment Income	Value 6/30/09	Value 9/30/09
U.S. Bond Market Portfolio	$1,993,721	$641,084	$138,982	$12,841,346	$14,532,846

Amounts reflected on the accompanying financial statements include the following amounts related to affiliated companies:

Investment in securities, at cost	$14,039,337
Income distributions from underlying AARP portfolios	$138,982
Realized gain (loss) on sales of underlying AARP portfolios	$2,094
Capital gain distributions from underlying AARP portfolios	$—

See Notes to Financial Statements.

2

AARP Portfolios

U.S. Stock Market Portfolio

September 30, 2009 (unaudited)

Portfolio of investments

	Shares	Value
Common Stocks - 99.2%
Consumer Discretionary - 10.8%
[1]99 Cents Only Stores	200	$2,690
Aaron Rents, Inc.	221	5,834
Abercrombie & Fitch Co.	396	13,020
1ACCO Brands Corp.	160	1,155
Advance Auto Parts, Inc.	452	17,755
[1]Aeropostale, Inc.	355	15,432
1AFC Enterprises, Inc.	100	842
[1]Amazon.com, Inc.	1,594	148,816
Ambassadors Group, Inc.	100	1,565
American Axle & Manufacturing Holdings, Inc.	200	1,416
American Eagle Outfitters, Inc.	884	14,904
American Greetings Corp.	200	4,460
Ameristar Casinos, Inc.	158	2,493
Andersons, Inc.	100	3,520
[1]AnnTaylor Stores Corp.	270	4,290
ArvinMeritor, Inc.	200	1,564
[1]Asbury Automotive Group, Inc.	100	1,268
[1]Ascent Media Corp.	50	1,280
1ATC Technology Corp.	100	1,976
Autoliv, Inc.	400	13,440
[1]AutoNation, Inc.	463	8,371
[1]AutoZone, Inc.	152	22,225
[1]Avis Budget Group, Inc.	488	6,520
[1]Bare Escentuals, Inc.	200	2,378
Barnes & Noble, Inc.	226	5,022
[1]Beacon Roofing Supply, Inc.	175	2,797
[1]Beazer Homes USA, Inc.	88	492
Bebe Stores, Inc.	100	736
[1]Bed Bath & Beyond, Inc.	1,179	44,260
Belo Corp.	250	1,353
Best Buy Co., Inc.	1,686	63,259
Big 5 Sporting Goods Corp.	100	1,510
[1]Big Lots, Inc.	370	9,257
1BJ’s Restaurants, Inc.	100	1,499
1BJ’s Wholesale Club, Inc.	253	9,164
Black & Decker Corp.	327	15,137
[1]Blockbuster, Inc.	300	321
[1]Blue Nile, Inc.	100	6,212
Blyth, Inc.	25	968
Bob Evans Farms, Inc.	190	5,521
[1]Borders Group, Inc.	100	311
BorgWarner, Inc.	560	16,946
[1]Boyd Gaming Corp.	158	1,727
[1]Brightpoint, Inc.	305	2,669
Brinker International, Inc.	485	7,629
[1]Brocade Communications Systems, Inc.	1,895	14,895
Brown Shoe Co., Inc.	130	1,043
Brunswick Corp.	299	3,582
Buckle, Inc.	150	5,121

[1]Buffalo Wild Wings, Inc.	100	4,161
Burger King Holdings, Inc.	400	7,036
[1]Cabela’s, Inc.	194	2,588
Cablevision Systems Corp.	1,147	27,241
[1]California Pizza Kitchen, Inc.	150	2,343
Callaway Golf Co.	220	1,674
[1]Carmax, Inc.	1,058	22,112
Carnival Corp.	2,000	66,560
[1]Carter’s, Inc.	260	6,942
Cato Corp.	100	2,029
CBS Corp.	2,857	34,427
1CEC Entertainment, Inc.	150	3,879
[1]Charming Shoppes, Inc.	550	2,701
[1]Cheesecake Factory, Inc.	270	5,000
[1]Chico’s FAS, Inc.	899	11,687
[1]Childrens Place Retail Stores, Inc.	130	3,895
[1]Chipotle Mexican Grill, Inc., Class A	77	7,473
[1]Chipotle Mexican Grill, Inc., Class B	97	8,072
Choice Hotels International, Inc.	200	6,212
Christopher & Banks Corp.	100	677
Churchill Downs, Inc.	100	3,850
Cinemark Holdings, Inc.	200	2,072
[1]Citi Trends, Inc.	100	2,847
CKE Restaurants, Inc.	200	2,098
1CKX, Inc.	200	1,342
[1]Clear Channel Outdoor Holdings, Inc.	100	700
Coach, Inc.	1,500	49,380
[1]Coldwater Creek, Inc.	175	1,435
[1]Collective Brands, Inc.	380	6,585
Columbia Sportswear Co.	55	2,264
Comcast Corp., Class A	9,200	155,388
Comcast Corp., Special Class A	3,700	59,496
Cooper Tire & Rubber Co.	210	3,692
[1]Copart, Inc.	300	9,963
Costco Wholesale Corp.	2,000	112,920
Cracker Barrel Old Country Store, Inc.	107	3,681
1CROCS, Inc.	302	2,008
1CTC Media, Inc.	200	3,144
D.R. Horton, Inc.	1,377	15,712
[1]Dana Holding Corp.	700	4,767
Darden Restaurants, Inc.	600	20,478
[1]Deckers Outdoor Corp.	73	6,194
1DG FastChannel, Inc.	100	2,094
[1]Dick’s Sporting Goods, Inc.	486	10,886
Dillard’s, Inc.	243	3,426
DineEquity, Inc.	30	743
1DIRECTV Group, Inc.	2,373	65,447
[1]Discovery Communications, Inc., Ser. A	600	17,334
[1]Discovery Communications, Inc., Ser. C	700	18,221
1DISH Network Corp.	1,009	19,433
[1]Dolan Media Co.	100	1,199
[1]Dolby Laboratories, Inc.	300	11,457
[1]Dollar Tree, Inc.	431	20,981
[1]Domino’s Pizza, Inc.	152	1,344
[1]DreamWorks Animation SKG, Inc.	360	12,805
[1]Dress Barn, Inc.	200	3,586
1DSW, Inc.	100	1,597

AARP Portfolios

U.S. Stock Market Portfolio (continued)

September 30, 2009 (unaudited)

Portfolio of investments

	Shares	Value
Common Stocks - (continued)
Consumer Discretionary - (continued)
1DTS, Inc.	100	$2,738
Eastman Kodak Co.	1,063	5,081
Ethan Allen Interiors, Inc.	150	2,475
1EW Scripps Co.	120	900
[1]Exide Technologies	200	1,594
[1]Expedia, Inc.	919	22,010
Family Dollar Stores, Inc.	584	15,418
Federal Signal Corp.	100	719
Finish Line, Inc.	93	945
Foot Locker, Inc.	604	7,218
[1]Ford Motor Co.	12,824	92,461
Fortune Brands, Inc.	700	30,086
[1]Fossil, Inc.	180	5,121
Fred’s, Inc.	100	1,273
[1]Fuel Systems Solutions, Inc.	100	3,599
[1]Furniture Brands International, Inc.	80	442
[1]GameStop Corp., Class A	732	19,376
Gannett Co., Inc.	1,150	14,386
Gap, Inc.	2,230	47,722
Garmin Ltd.	537	20,266
[1]Gaylord Entertainment Co.	194	3,899
[1]Genesco, Inc.	100	2,407
Gentex Corp.	573	8,108
[1]GeoEye, Inc.	100	2,680
[1]Goodyear Tire & Rubber Co.	1,100	18,733
Group 1 Automotive, Inc.	100	2,685
1GSI Commerce, Inc.	200	3,862
Guess?, Inc.	300	11,112
[1]Gymboree Corp.	124	5,999
[1]Hanesbrands, Inc.	459	9,823
Harley-Davidson, Inc.	1,100	25,300
Harman International Industries, Inc.	317	10,740
Harte-Hanks, Inc.	180	2,489
Hasbro, Inc.	613	17,011
[1]Helen of Troy Ltd.	100	1,943
[1]Hertz Global Holdings, Inc.	900	9,747
[1]hhgregg, Inc.	100	1,694
[1]Hibbett Sports, Inc.	160	2,917
HNI Corp.	208	4,909
Home Depot, Inc.	7,900	210,456
[1]Hot Topic, Inc.	200	1,498
[1]Hovnanian Enterprises, Inc.	96	369
1HSN, Inc.	136	2,214
[1]Insight Enterprises, Inc.	180	2,198
Interactive Data Corp.	170	4,456
Interface, Inc.	100	830
[1]Interline Brands, Inc.	100	1,685
International Game Technology	1,400	30,072
International Speedway Corp.	150	4,136
[1]Interpublic Group of Cos., Inc.	2,300	17,296
[1]Interval Leisure Group, Inc.	136	1,697
[1]inVentiv Health, Inc.	100	1,673

1J. Crew Group, Inc.	200	7,164
[1]Jack in the Box, Inc.	262	5,368
[1]Jakks Pacific, Inc.	100	1,432
JCPenney Co., Inc.	967	32,636
1Jo-Ann Stores, Inc.	100	2,683
John Wiley & Sons, Inc.	170	5,913
Johnson Controls, Inc.	2,800	71,568
Jones Apparel Group, Inc.	322	5,773
[1]Jos A. Bank Clothiers, Inc.	100	4,477
Journal Communications, Inc.	200	736
K-Swiss, Inc.	50	440
KB Home	374	6,212
Kimball International, Inc.	100	763
Knoll, Inc.	106	1,106
[1]Knology, Inc.	100	975
[1]Kohl’s Corp.	1,402	79,984
[1]Krispy Kreme Doughnuts, Inc.	200	714
La-Z-Boy, Inc.	200	1,730
[1]Lamar Advertising Co.	284	7,793
Lancaster Colony Corp.	110	5,640
[1]Landry’s Restaurants, Inc.	100	1,050
[1]Las Vegas Sands Corp.	1,488	25,058
Leggett & Platt, Inc.	800	15,520
Lennar Corp.	593	8,450
[1]Liberty Global, Inc.	585	13,139
[1]Liberty Media Corp. - Entertainment	2,300	71,553
[1]Liberty Media Holding Corp. - Capital	440	9,205
[1]Liberty Media Holding Corp. - Interactive	2,704	29,663
[1]Life Time Fitness, Inc.	200	5,610
Limited Brands, Inc.	1,387	23,565
[1]Lions Gate Entertainment Corp.	400	2,464
[1]Live Nation, Inc.	200	1,638
Liz Claiborne, Inc.	302	1,489
1LKQ Corp.	592	10,976
Lowe’s Cos., Inc.	6,800	142,392
[1]Lululemon Athletica, Inc.	200	4,550
1M&F Worldwide Corp.	50	1,012
Macy’s, Inc.	1,956	35,775
[1]Maidenform Brands, Inc.	100	1,606
Marcus Corp.	100	1,279
Marriott International, Inc.	1,424	39,288
[1]Marvel Entertainment, Inc.	300	14,886
Mattel, Inc.	1,726	31,862
Matthews International Corp.	200	7,076
McDonald’s Corp.	5,200	296,764
McGraw-Hill Cos., Inc.	1,432	36,000
MDC Holdings, Inc.	200	6,948
[1]Mediacom Communications Corp.	200	1,152
Men’s Wearhouse, Inc.	260	6,422
Meredith Corp.	189	5,659
[1]Meritage Homes Corp.	100	2,030
1MGM Mirage	1,282	15,435
Modine Manufacturing Co.	60	556
[1]Mohawk Industries, Inc.	288	13,735
Monro Muffler, Inc.	100	3,179
[1]Morgans Hotel Group Co.	100	542

AARP Portfolios

U.S. Stock Market Portfolio (continued)

September 30, 2009 (unaudited)

Portfolio of investments

	Shares	Value
Common Stocks - (continued)
Consumer Discretionary - (continued)
Movado Group, Inc.	100	$1,453
[1]Move, Inc.	300	810
National CineMedia, Inc.	200	3,394
National Presto Industries, Inc.	33	2,855
[1]NetFlix, Inc.	260	12,004
New York Times Co.	501	4,068
Newell Rubbermaid, Inc.	1,400	21,966
News Corp., Class A	8,500	101,915
News Corp., Class B	2,103	29,421
Nike, Inc.	1,760	113,872
Nordstrom, Inc.	800	24,432
NutriSystem, Inc.	111	1,694
1NVR, Inc.	23	14,660
1O’Charleys, Inc.	100	937
1O’Reilly Automotive, Inc.	655	23,672
[1]Office Depot, Inc.	1,291	8,546
[1]OfficeMax, Inc.	290	3,648
Omnicom Group, Inc.	1,482	54,745
Orient-Express Hotels Ltd.	400	4,604
[1]Overstock.com, Inc.	100	1,467
Oxford Industries, Inc.	42	827
[1]Pacific Sunwear of California, Inc.	190	979
[1]Panera Bread Co.	141	7,755
[1]Papa John’s International, Inc.	160	3,931
[1]Penn National Gaming, Inc.	290	8,021
Penske Automotive Group, Inc.	154	2,954
PEP Boys-Manny Moe & Jack	300	2,931
PetSmart, Inc.	582	12,658
1PF Chang’s China Bistro, Inc.	140	4,756
Phillips-Van Heusen, Corp.	208	8,900
[1]Pier 1 Imports, Inc.	300	1,161
[1]Pinnacle Entertainment, Inc.	170	1,732
Polaris Industries, Inc.	160	6,525
Polo Ralph Lauren Corp.	300	22,986
Pool Corp.	180	4,000
[1]Priceline.com, Inc.	171	28,355
Pulte Homes, Inc.	1,567	17,221
[1]Quiksilver, Inc.	350	963
RadioShack Corp.	640	10,605
1RC2 Corp.	100	1,425
[1]Red Robin Gourmet Burgers, Inc.	41	837
Regal Entertainment Group	480	5,914
Regis Corp.	260	4,030
[1]Rent-A-Center, Inc.	300	5,664
[1]Retail Ventures, Inc.	100	527
Ross Stores, Inc.	593	28,328
[1]Royal Caribbean Cruises Ltd.	685	16,495
[1]Ruby Tuesday, Inc.	200	1,684
[1]Rush Enterprises, Inc.	200	2,584
Ryland Group, Inc.	206	4,340
[1]Saks, Inc.	553	3,771
Sauer-Danfoss, Inc.	100	767

Scholastic Corp.	133	3,237
[1]School Specialty, Inc.	40	949
[1]Scientific Games Corp.	280	4,432
Scripps Networks Interactive, Inc.	460	16,997
[1]Sealy Corp.	100	320
[1]Sears Holdings Corp.	277	18,091
Sherwin-Williams Co.	472	28,396
[1]Shuffle Master, Inc.	260	2,449
Sinclair Broadcast Group, Inc.	200	716
[1]Sirius XM Radio, Inc.	19,100	12,129
[1]Skechers U.S.A., Inc.	100	1,714
[1]Smith & Wesson Holding Corp.	100	523
Snap-On, Inc.	229	7,960
Sonic Automotive, Inc.	100	1,050
[1]Sonic Corp.	236	2,610
Spartan Motors, Inc.	100	514
Speedway Motorsports, Inc.	100	1,439
Stage Stores, Inc.	90	1,166
[1]Standard-Pacific Corp.	308	1,137
Stanley Works	390	16,649
Staples, Inc.	3,282	76,208
[1]Starbucks Corp.	3,390	70,003
Starwood Hotels & Resorts Worldwide, Inc.	900	29,727
[1]Steak N Shake Co.	100	1,177
[1]Stein Mart, Inc.	100	1,271
[1]Steven Madden Ltd.	54	1,988
Sturm Ruger & Co., Inc.	100	1,294
Superior Industries International, Inc.	100	1,420
Talbots, Inc.	100	923
Target Corp.	3,300	154,044
[1]Tempur-Pedic International, Inc.	400	7,576
[1]Tenneco, Inc.	180	2,347
[1]Texas Roadhouse, Inc.	152	1,614
Thor Industries, Inc.	150	4,643
[1]Ticketmaster	136	1,590
Tiffany & Co.	600	23,118
Tim Hortons, Inc.	800	22,640
[1]Timberland Co.	170	2,366
Time Warner, Inc.	5,601	161,197
[1]Titan Machinery, Inc.	100	1,252
[1]Tivo, Inc.	500	5,180
TJX Cos., Inc.	1,911	70,994
[1]Toll Brothers, Inc.	619	12,095
Toro Co.	200	7,954
[1]Tractor Supply Co.	179	8,667
[1]True Religion Apparel, Inc.	100	2,593
1TRW Automotive Holdings Corp.	260	4,355
Tupperware Brands Corp.	280	11,178
[1]Tween Brands, Inc.	150	1,259
[1]Under Armour, Inc.	122	3,395
UniFirst Corp.	100	4,445
[1]United Rentals, Inc.	234	2,410
[1]Universal Electronics, Inc.	100	2,042
[1]Urban Outfitters, Inc.	626	18,886
V.F. Corp.	400	28,972
[1]Vail Resorts, Inc.	78	2,616

AARP Portfolios

U.S. Stock Market Portfolio (continued)

September 30, 2009 (unaudited)

Portfolio of investments

	Shares	Value
Common Stocks - (continued)
Consumer Discretionary - (continued)
[1]Viacom, Inc.	2,500	$70,100
Virgin Media, Inc.	1,369	19,056
[1]Volcom, Inc.	100	1,648
WABCO Holdings, Inc.	300	6,300
Wabtec Corp.	270	10,133
Wal-Mart Stores, Inc.	10,970	538,517
Walt Disney Co.	8,200	225,172
[1]Warnaco Group, Inc.	180	7,895
[1]Warner Music Group Corp.	80	442
Washington Post Co.	26	12,170
Wendy’s	1,668	7,890
1WESCO International, Inc.	200	5,760
[1]Wet Seal, Inc.	600	2,268
Whirlpool Corp.	408	28,544
Williams-Sonoma, Inc.	488	9,872
[1]Winnebago Industries, Inc.	40	588
1WMS Industries, Inc.	250	11,140
Wolverine World Wide, Inc.	200	4,968
World Wrestling Entertainment, Inc.	100	1,401
Wyndham Worldwide Corp.	800	13,056
[1]Wynn Resorts Ltd.	331	23,465
Yum! Brands, Inc.	2,200	74,272
[1]Zale Corp.	170	1,216
[1]Zumiez, Inc.	100	1,641

Total Consumer Discretionary		5,862,246

Consumer Staples - 8.6%
Alberto-Culver Co.	413	11,432
[1]Alliance One International, Inc.	300	1,344
Altria Group, Inc.	9,666	172,151
[1]American Dairy, Inc.	100	2,833
[1]American Italian Pasta Co.	100	2,718
Archer-Daniels-Midland Co.	2,700	78,894
Avon Products, Inc.	2,000	67,920
B&G Foods, Inc.	200	1,638
[1]Boston Beer Co., Inc.	100	3,708
Brown-Forman Corp.	400	19,288
Bunge Ltd.	638	39,945
Cal-Maine Foods, Inc.	100	2,677
Campbell Soup Co.	1,047	34,153
Casey’s General Stores, Inc.	280	8,786
[1]Central European Distribution Corp.	200	6,552
[1]Central Garden and Pet Co.	40	470
[1]Central Garden and Pet Co., Class A (Non-voting)	180	1,967
[1]Chattem, Inc.	94	6,243
[1]Chiquita Brands International, Inc.	178	2,876
Church & Dwight Co., Inc.	380	21,561
Clorox Co.	650	38,233
Coca-Cola Co.	9,700	520,890
Coca-Cola Enterprises, Inc.	1,400	29,974
Colgate-Palmolive Co.	2,318	176,817

ConAgra Foods, Inc.	2,071	44,899
[1]Constellation Brands, Inc.	910	13,787
Corn Products International, Inc.	351	10,011
CVS Corp.	6,789	242,639
[1]Dean Foods Co.	800	14,232
Del Monte Foods Co.	960	11,117
Diamond Foods, Inc.	100	3,172
1Dr Pepper Snapple Group, Inc.	1,200	34,500
[1]Elizabeth Arden, Inc.	100	1,177
Estee Lauder Cos., Inc.	500	18,540
Flowers Foods, Inc.	400	10,516
General Mills, Inc.	1,529	98,437
[1]Great Atlantic & Pacific Tea Co.	112	998
[1]Green Mountain Coffee Roasters, Inc.	150	11,076
H.J. Heinz Co.	1,449	57,598
[1]Hain Celestial Group, Inc.	180	3,451
[1]Hansen Natural Corp.	352	12,933
Herbalife Ltd.	250	8,185
Hershey Co.	697	27,085
Hormel Foods Corp.	389	13,817
Ingles Markets, Inc.	100	1,583
J&J Snack Foods Corp.	100	4,319
J.M. Smucker Co.	537	28,466
Kellogg Co.	1,299	63,950
Kimberly-Clark Corp.	1,935	114,126
Kraft Foods, Inc.	6,804	178,741
Kroger Co.	2,843	58,680
Lance, Inc.	100	2,582
Lorillard, Inc.	781	58,028
McCormick & Co., Inc.	533	18,090
Molson Coors Brewing Co.	676	32,908
Nash Finch Co.	100	2,734
1NBTY, Inc.	290	11,478
Nu Skin Enterprises, Inc.	300	5,559
[1]Pantry, Inc.	130	2,038
[1]Peet’s Coffee & Tea, Inc.	100	2,823
Pepsi Bottling Group, Inc.	660	24,050
PepsiAmericas, Inc.	300	8,568
PepsiCo, Inc.	7,300	428,218
PetMed Express, Inc.	100	1,885
Philip Morris International, Inc.	9,175	447,190
[1]Prestige Brands Holdings, Inc.	100	704
Procter & Gamble Co.	13,600	787,712
[1]Ralcorp Holdings, Inc.	263	15,378
[1]Rite Aid Corp.	2,350	3,854
Ruddick Corp.	200	5,324
Safeway, Inc.	2,005	39,539
[1]Sally Beauty Holdings, Inc.	490	3,484
Sanderson Farms, Inc.	100	3,764
Sara Lee Corp.	3,127	34,835
Schweitzer-Mauduit International, Inc.	100	5,436
Seaboard Corp.	1	1,300
Sensient Technologies Corp.	261	7,248
[1]Smart Balance, Inc.	400	2,456
[1]Smithfield Foods, Inc.	659	9,094
Spartan Stores, Inc.	100	1,413
[1]Steiner Leisure Ltd.	100	3,576

AARP Portfolios

U.S. Stock Market Portfolio (continued)

September 30, 2009 (unaudited)

Portfolio of investments

	Shares	Value
Common Stocks - (continued)
Consumer Staples - (continued)
SUPERVALU, Inc.	964	$14,518
SYSCO Corp.	2,700	67,095
[1]Tejon Ranch Co.	100	2,568
Terra Industries, Inc.	461	15,983
Tootsie Roll Industries, Inc.	109	2,592
[1]TreeHouse Foods, Inc.	200	7,134
Tyson Foods, Inc.	1,430	18,061
[1]Ulta Salon Cosmetics & Fragrance, Inc.	100	1,651
[1]United Natural Foods, Inc.	160	3,827
Universal Corp.	109	4,558
Vector Group Ltd.	221	3,435
Walgreen Co.	4,600	172,362
WD-40 Co.	100	2,840
Weis Markets, Inc.	100	3,195
[1]Whole Foods Market, Inc.	689	21,008
[1]Winn-Dixie Stores, Inc.	300	3,936

Total Consumer Staples		4,657,136

Energy - 10.4%
[1]Allis-Chalmers Energy, Inc.	200	872
Anadarko Petroleum Corp.	2,300	144,279
Apache Corp.	1,539	141,326
[1]Arena Resources, Inc.	200	7,100
Atlas America, Inc.	200	5,414
1ATP Oil & Gas Corp.	148	2,648
[1]Atwood Oceanics, Inc.	300	10,581
Baker Hughes, Inc.	1,449	61,814
[1]Basic Energy Services, Inc.	100	849
Berry Petroleum Co.	160	4,285
[1]Bill Barrett Corp.	240	7,870
BJ Services Co.	1,315	25,550
1BPZ Resources, Inc.	200	1,504
[1]Brigham Exploration Co.	200	1,816
[1]Bronco Drilling Co., Inc.	100	655
Cabot Oil & Gas Corp.	459	16,409
[1]Cameron International Corp.	1,000	37,820
CARBO Ceramics, Inc.	80	4,124
[1]Carrizo Oil & Gas, Inc.	100	2,449
Chesapeake Energy Corp.	2,721	77,276
Chevron Corp.	9,372	660,070
Cimarex Energy Co.	406	17,588
[1]Clayton Williams Energy, Inc.	35	1,054
[1]Clean Energy Fuels Corp.	100	1,441
1CNX Gas Corp.	100	3,070
[1]Complete Production Services, Inc.	200	2,260
[1]Comstock Resources, Inc.	260	10,421
[1]Concho Resources, Inc.	300	10,896
ConocoPhillips	6,561	296,295
[1]Contango Oil & Gas Co.	66	3,370
[1]Continental Resources, Inc.	200	7,834
Core Laboratories NV	110	11,340
Crosstex Energy, Inc.	119	628

1CVR Energy, Inc.	100	1,244
[1]Dawson Geophysical Co.	34	931
[1]Delta Petroleum Corp.	1,100	1,925
[1]Denbury Resources, Inc.	1,136	17,188
Devon Energy Corp.	1,943	130,822
Diamond Offshore Drilling, Inc.	300	28,656
[1]Dresser-Rand Group, Inc.	398	12,366
[1]Dril-Quip, Inc.	200	9,928
El Paso Corp.	3,145	32,456
[1]Encore Acquisition Co.	300	11,220
ENSCO International, Inc.	623	26,502
EOG Resources, Inc.	1,200	100,212
1EXCO Resources, Inc.	829	15,494
[1]Exterran Holdings, Inc.	231	5,484
Exxon Mobil Corp.	22,690	1,556,761
1FMC Technologies, Inc.	600	31,344
[1]Forest Oil Corp.	411	8,043
Frontier Oil Corp.	453	6,306
[1]Global Industries Ltd.	330	3,135
1GMX Resources, Inc.	100	1,571
[1]Goodrich Petroleum Corp.	90	2,323
Gulf Island Fabrication, Inc.	100	1,874
[1]GulfMark Offshore, Inc.	100	3,274
[1]Gulfport Energy Corp.	100	874
Halliburton Co.	4,200	113,904
[1]Harvest Natural Resources, Inc.	100	513
[1]Helix Energy Solutions Group, Inc.	397	5,947
Helmerich & Payne, Inc.	500	19,765
[1]Hercules Offshore, Inc.	300	1,473
Hess Corp.	1,360	72,706
Holly Corp.	211	5,406
[1]Hornbeck Offshore Services, Inc.	100	2,756
1ION Geophysical Corp.	300	1,056
[1]Key Energy Services, Inc.	700	6,090
Lufkin Industries, Inc.	56	2,978
Marathon Oil Corp.	3,280	104,632
[1]Mariner Energy, Inc	500	7,090
[1]Matrix Service Co.	100	1,087
1McMoRan Exploration Co.	200	1,510
Murphy Oil Corp.	899	51,755
[1]Nabors Industries Ltd.	1,300	27,170
1NATCO Group, Inc.	100	4,428
[1]National Oilwell Varco, Inc.	1,943	83,802
[1]Newfield Exploration Co.	591	25,153
[1]Newpark Resources, Inc.	300	963
Noble Corp.	1,197	45,438
Noble Energy, Inc.	806	53,164
Occidental Petroleum Corp.	3,747	293,765
[1]Oceaneering International, Inc.	280	15,890
[1]Oil States International, Inc.	183	6,429
[1]Oilsands Quest, Inc.	600	678
[1]Parker Drilling Co.	470	2,566
Patterson-UTI Energy, Inc.	777	11,733
Penn Virginia Corp.	160	3,666
[1]Petroleum Development Corp.	50	933
[1]PetroQuest Energy, Inc.	200	1,298
[1]Pioneer Drilling Co.	171	1,255

AARP Portfolios

U.S. Stock Market Portfolio (continued)

September 30, 2009 (unaudited)

Portfolio of investments

	Shares	Value
Common Stocks - (continued)
Energy - (continued)
Pioneer Natural Resources Co.	550	$19,960
[1]Plains Exploration & Production Co.	638	17,647
[1]Pride International, Inc.	800	24,352
[1]Quicksilver Resources, Inc.	500	7,095
Range Resources Corp.	752	37,119
[1]Rosetta Resources, Inc.	208	3,056
Rowan Cos., Inc.	499	11,512
RPC, Inc.	100	1,048
[1]SandRidge Energy, Inc.	566	7,335
Schlumberger Ltd.	5,600	333,760
1SEACOR Holdings, Inc.	80	6,530
[1]Seahawk Drilling, Inc.	53	1,648
Smith International, Inc.	1,062	30,479
St. Mary Land & Exploration Co.	316	10,257
[1]Stone Energy Corp.	156	2,544
Sunoco, Inc.	533	15,164
[1]Superior Energy Services	300	6,756
[1]Superior Well Services, Inc.	100	968
[1]Swift Energy Co.	140	3,315
1T-3 Energy Services, Inc.	58	1,143
[1]Tesco Corp.	200	1,596
Tesoro Corp.	605	9,063
[1]Tetra Technologies, Inc.	220	2,132
Tidewater, Inc.	256	12,055
[1]Transocean Ltd.	1,480	126,584
[1]Ultra Petroleum Corp.	753	36,867
[1]Unit Corp.	212	8,745
Vaalco Energy, Inc.	400	1,840
Valero Energy Corp.	2,600	50,414
[1]Venoco, Inc.	100	1,151
W&T Offshore, Inc.	113	1,323
[1]Warren Resources, Inc.	200	592
[1]Weatherford International Ltd.	3,200	66,336
[1]Western Refining, Inc.	100	645
[1]Whiting Petroleum Corp.	250	14,395
[1]Willbros Group, Inc.	200	3,046
Williams Cos., Inc.	2,744	49,035
XTO Energy, Inc.	2,600	107,432

Total Energy		5,602,779

Financials - 16.3%
1st Source Corp.	100	1,630
[2]Acadia Realty Trust	104	1,567
1ACE Ltd.	1,595	85,269
Advanta Corp.	81	45
[1]Affiliated Managers Group, Inc.	200	13,002
AFLAC, Inc.	2,194	93,772
[2]Alexander’s, Inc.	8	2,367
[2]Alexandria Real Estate Equities, Inc.	250	13,587
[1]Alleghany Corp.	26	6,735
Allied Capital Corp.	700	2,149
Allied World Assurance Holdings Ltd.	200	9,586

Allstate Corp.	2,400	73,488
2AMB Property Corp.	662	15,193
AMBAC Financial Group, Inc.	1,089	1,830
[2]American Campus Communities, Inc.	216	5,800
[2]American Capital Agency Corp.	100	2,845
American Capital Ltd.	1,068	3,450
American Equity Investment Life Holding Co.	200	1,404
American Express Co.	4,907	166,347
American Financial Group, Inc.	300	7,650
[1]American International Group, Inc.	550	24,260
American Physicians Capital, Inc.	33	960
[1]AmeriCredit Corp.	664	10,485
Ameriprise Financial, Inc.	1,242	45,122
[1]Amerisafe, Inc.	100	1,725
Amtrust Financial Services, Inc.	100	1,141
[2]Annaly Mortgage Management, Inc.	2,600	47,164
[2]Anworth Mortgage Asset Corp.	600	4,728
AON Corp.	1,200	48,828
[2]Apartment Investment & Management Co.	530	7,817
Apollo Investment Corp.	588	5,615
[1]Arch Capital Group Ltd.	205	13,846
Ares Capital Corp.	449	4,948
[1]Argo Group International Holdings Ltd.	145	4,884
Arrow Financial Corp.	103	2,811
Arthur J. Gallagher & Co.	433	10,552
[1,2]Ashford Hospitality Trust, Inc.	300	1,038
Aspen Insurance Holdings Ltd.	400	10,588
Associated Banc-Corp	500	5,710
Assurant, Inc.	550	17,633
Assured Guaranty Ltd.	590	11,458
Astoria Financial Corp.	340	3,754
[2]AvalonBay Communities, Inc.	400	29,092
Axis Capital Holdings Ltd.	658	19,858
BancorpSouth, Inc.	332	8,104
Bank Mutual Corp.	200	1,768
Bank of America Corp.	40,200	680,184
Bank of Hawaii Corp.	200	8,308
Bank of New York Mellon Corp.	5,578	161,706
Bank of the Ozarks, Inc.	100	2,653
Banner Corp.	21	57
BB&T Corp.	3,146	85,697
[1]Beneficial Mutual Bancorp, Inc.	200	1,826
[1]Berkshire Hathaway, Inc.	52	172,796
Berkshire Hills Bancorp, Inc.	76	1,667
[2]BioMed Realty Trust, Inc.	400	5,520
BlackRock Kelso Capital Corp.	231	1,714
BlackRock, Inc.	100	21,682
BOK Financial Corp.	96	4,447
Boston Private Financial Holdings, Inc.	160	1,042
[2]Boston Properties, Inc.	634	41,559
[2]Brandywine Realty Trust	700	7,728
2BRE Properties, Inc.	200	6,260
[1]Broadpoint Gleacher Securities, Inc.	400	3,336
Broadridge Financial Solutions, Inc.	644	12,944
Brookdale Senior Living, Inc.	204	3,699

AARP Portfolios

U.S. Stock Market Portfolio (continued)

September 30, 2009 (unaudited)

Portfolio of investments

	Shares	Value
Common Stocks - (continued)
Financials - (continued)
Brookline Bancorp, Inc.	190	$1,847
Brown & Brown, Inc.	524	10,040
Calamos Asset Management, Inc.	76	993
[2]Camden Property Trust	330	13,299
Capital City Bank Group, Inc.	100	1,420
Capital One Financial Corp.	2,100	75,033
CapitalSource, Inc.	1,200	5,208
Capitol Bancorp Ltd.	100	261
Capitol Federal Financial	160	5,267
[2]CapLease, Inc.	100	403
[2]Capstead Mortgage Corp.	200	2,782
Cash America International, Inc.	95	2,865
Cathay General Bancorp	200	1,618
1CB Richard Ellis Group, Inc.	1,100	12,914
1CBIZ, Inc.	200	1,492
2CBL & Associates Properties, Inc.	761	7,382
[2]Cedar Shopping Centers, Inc.	100	645
Central Pacific Financial Corp.	60	151
Charles Schwab Corp.	4,600	88,090
Chemical Financial Corp.	100	2,179
[2]Chimera Investment Corp.	2,800	10,696
Chubb Corp.	1,700	85,697
Cincinnati Financial Corp.	737	19,155
CIT Group, Inc.	1,528	1,849
Citigroup, Inc.	74,700	361,548
[1]Citizens Banking Corp.	207	157
[1]Citizens, Inc.	200	1,268
City Holding Co.	100	2,981
City National Corp.	252	9,810
CME Group, Inc.	278	85,677
1CNA Surety Corp.	100	1,620
Cohen & Steers, Inc.	100	2,400
[2]Colonial Properties Trust	163	1,586
Columbia Banking System, Inc.	100	1,655
Comerica, Inc.	682	20,235
Commerce Bancshares, Inc.	325	12,103
Community Bank System, Inc.	90	1,644
Community Trust Bancorp, Inc.	80	2,094
[1]CompuCredit Holdings Corp.	100	471
[1]Conseco, Inc.	699	3,677
[2]Corporate Office Properties Trust SBI MD	270	9,958
[1]Corrections Corp. of America	518	11,733
[2]Cousins Properties, Inc.	198	1,639
[1]Credit Acceptance Corp.	100	3,219
Cullen/Frost Bankers, Inc.	247	12,755
CVB Financial Corp.	337	2,558
Danvers Bancorp, Inc.	100	1,359
2DCT Industrial Trust, Inc.	900	4,599
Delphi Financial Group	175	3,960
[2]Developers Diversified Realty Corp.	480	4,435
[1,2]DiamondRock Hospitality Co.	400	3,240

[2]Digital Realty Trust, Inc.	400	18,284
Dime Community Bancshares	180	2,057
Discover Financial Services	2,549	41,370
[2]Douglas Emmett, Inc.	400	4,912
Duff & Phelps Corp.	100	1,916
[2]Duke Realty Corp.	1,051	12,623
[1,2]DuPont Fabros Technology, Inc.	100	1,333
1E*Trade Financial Corp.	5,500	9,625
East West Bancorp, Inc.	382	3,171
[2]EastGroup Properties, Inc.	80	3,058
Eaton Vance Corp.	474	13,267
[2]Education Realty Trust, Inc.	300	1,779
[1]eHealth, Inc.	200	2,904
Employers Holdings, Inc.	200	3,096
Endurance Specialty Holdings Ltd.	228	8,315
[2]Entertainment Properties Trust	200	6,828
[2]Equity Lifestyle Properties, Inc.	100	4,279
[2]Equity One, Inc.	290	4,544
[2]Equity Residential	1,300	39,910
Erie Indemnity Co.	108	4,046
[2]Essex Property Trust, Inc.	119	9,470
[1]Euronet Worldwide, Inc.	288	6,921
Evercore Partners, Inc.	100	2,922
Everest Re Group Ltd.	300	26,310
[2]Extra Space Storage, Inc.	300	3,165
1EZCORP, Inc.	100	1,366
[1]Fannie Mae	5,800	8,816
FBL Financial Group, Inc.	100	1,943
1FCStone Group, Inc.	100	482
[2]Federal Realty Investment Trust	290	17,797
Federated Investors, Inc.	421	11,102
[2]FelCor Lodging Trust, Inc.	140	634
Fidelity National Financial, Inc.	1,020	15,382
Fidelity National Information Services, Inc.	908	23,163
Fifth Street Finance Corp.	100	1,093
Fifth Third Bancorp	3,553	35,992
Financial Federal Corp.	75	1,851
First American Corp.	365	11,815
First BanCorp	420	2,781
First Busey Corp.	100	470
[1]First Cash Financial Services, Inc.	100	1,713
First Citizens BancShares, Inc.	24	3,818
First Commonwealth Financial Corp.	406	2,306
First Financial Bancorp	200	2,410
First Financial Bankshares, Inc.	100	4,946
First Financial Corp.	40	1,226
First Financial Holdings, Inc.	100	1,597
[1]First Horizon National Corp.	1,094	14,475
[2]First Industrial Realty Trust, Inc.	171	898
[1]First Marblehead Corp.	175	385
First Merchants Corp.	130	906
First Midwest Bancorp, Inc.	190	2,141
First Niagara Financial Group, Inc.	600	7,398
[2]First Potomac Realty Trust	100	1,156
FirstMerit Corp.	404	7,688
[1]Flagstar Bancorp, Inc.	100	103

AARP Portfolios

U.S. Stock Market Portfolio (continued)

September 30, 2009 (unaudited)

Portfolio of investments

	Shares	Value
Common Stocks - (continued)
Financials - (continued)
Flagstone Reinsurance Holdings Ltd.	100	$1,128
FNB Corp.	350	2,489
Forest City Enterprises, Inc.	545	7,287
[1]Forestar Real Estate Group, Inc.	200	3,436
1FPIC Insurance Group, Inc.	100	3,355
Franklin Resources, Inc.	800	80,480
[2]Franklin Street Properties Corp.	261	3,419
[1]Freddie Mac	2,435	4,383
Frontier Financial Corp.	120	131
Fulton Financial Corp.	725	5,336
GAMCO Investors, Inc.	60	2,742
Genworth Financial, Inc.	2,361	28,214
[2]Getty Realty Corp.	120	2,945
GFI Group, Inc.	256	1,851
Glacier Bancorp, Inc.	290	4,333
[2]Glimcher Realty Trust	100	367
Goldman Sachs Group, Inc.	2,221	409,441
[1,2]Gramercy Capital Corp.	136	330
Greenhill & Co., Inc.	87	7,793
[1]Greenlight Capital Re Ltd. Cl A	100	1,880
Hancock Holding Co.	160	6,011
[1]Hanmi Financial Corp.	100	164
Hanover Insurance Group, Inc.	216	8,927
Harleysville Group, Inc.	100	3,165
Harleysville National Corp.	100	533
Hartford Financial Services Group, Inc.	1,500	39,750
[2]Hatteras Financial Corp.	200	5,996
HCC Insurance Holdings, Inc.	524	14,331
[2]Health Care Property Investors, Inc.	1,393	40,035
[2]Health Care REIT, Inc.	536	22,308
[2]Healthcare Realty Trust, Inc.	275	5,811
[1]Heckmann Corp.	500	2,290
Hercules Technology Growth Capital, Inc.	309	3,034
[2]Highwoods Properties, Inc.	290	9,120
[1]Hilltop Holdings, Inc.	300	3,678
Home Bancshares, Inc.	100	2,192
[2]Home Properties, Inc.	160	6,894
Horace Mann Educators Corp.	120	1,676
[2]Hospitality Properties Trust	578	11,774
[2]Host Hotels & Resorts, Inc.	2,712	31,920
2HRPT Properties Trust	1,000	7,520
Hudson City Bancorp, Inc.	2,134	28,062
Huntington Bancshares, Inc.	3,438	16,193
IBERIABANK Corp.	60	2,734
Independent Bank Corp.	90	1,992
Infinity Property & Casualty Corp.	50	2,124
[2]Inland Real Estate Corp.	350	3,066
[1]Interactive Brokers Group, Inc.	200	3,974
[1]IntercontinentalExchange, Inc.	300	29,157
International Bancshares Corp.	200	3,262
Invesco Ltd. Com	1,900	43,244

[1]Investment Technology Group, Inc.	189	5,277
[1]Investors Bancorp, Inc.	200	2,122
[2]Investors Real Estate Trust	330	2,983
[1,2]iStar Financial, Inc.	469	1,426
Jackson Hewitt Tax Service, Inc.	60	306
Janus Capital Group, Inc.	800	11,344
[1]Jefferies Group, Inc.	456	12,417
Jones Lang LaSalle, Inc.	240	11,369
JPMorgan Chase & Co.	17,480	765,974
1KBW, Inc.	100	3,222
KeyCorp	3,700	24,050
[2]Kilroy Realty Corp.	226	6,269
[2]Kimco Realty Corp.	1,733	22,598
[2]Kite Realty Group Trust	100	417
[1]Knight Capital Group, Inc.	370	8,047
1LaBranche & Co., Inc.	300	1,020
2LaSalle Hotel Properties	359	7,058
Legg Mason, Inc.	668	20,728
[1]Leucadia National Corp.	900	22,248
[2]Lexington Corporate Properties Trust	252	1,285
[2]Liberty Property Trust	500	16,265
Lincoln National Corp.	1,405	36,404
Loews Corp.	1,614	55,279
2LTC Properties, Inc.	100	2,404
M&T Bank Corp.	413	25,738
[2]Macerich Co.	405	12,284
[2]Mack-Cali Realty Corp.	388	12,544
[1]Markel Corp.	39	12,863
Marsh & McLennan Cos., Inc.	2,445	60,465
Marshall & Ilsley Corp.	1,644	13,267
Max Capital Group, Ltd.	180	3,847
MB Financial, Inc.	300	6,291
1MBIA, Inc.	727	5,642
Meadowbrook Insurance Group, Inc.	400	2,960
[2]Medical Properties Trust, Inc.	300	2,343
Mercury General Corp.	100	3,618
MetLife, Inc.	3,846	146,417
1MF Global Ltd.	400	2,908
2MFA Mortgage Investments, Inc.	1,378	10,969
1MGIC Investment Corp.	490	3,631
[2]Mid-America Apartment Communities, Inc.	170	7,672
Montpelier Re Holdings Ltd.	410	6,691
Moody’s Corp.	900	18,414
Morgan Stanley	5,500	169,840
[1]Morningstar, Inc.	100	4,856
1MSCI, Inc.	500	14,810
1NASDAQ Stock Market, Inc.	674	14,188
[1]National Financial Partners Corp.	150	1,308
[2]National Health Investors, Inc.	100	3,165
National Penn Bancshares, Inc.	306	1,870
[2]National Retail Properties, Inc.	370	7,944
National Western Life Insurance Co.	10	1,760
[2]Nationwide Health Properties, Inc.	431	13,357
[1]Navigators Group, Inc.	100	5,500
NBT Bancorp, Inc.	185	4,170
[1]Nelnet, Inc.	200	2,488

AARP Portfolios

U.S. Stock Market Portfolio (continued)

September 30, 2009 (unaudited)

Portfolio of investments

	Shares	Value
Common Stocks - (continued)
Financials - (continued)
New York Community Bancorp, Inc.	1,494	$17,061
NewAlliance Bancshares, Inc.	400	4,280
Northern Trust Corp.	1,000	58,160
[2]NorthStar Realty Finance Corp.	108	379
Northwest Bancorp, Inc.	100	2,284
NYSE Euronext	1,261	36,430
[1]Ocwen Financial Corp.	400	4,528
Odyssey Re Holdings Corp.	137	8,879
Old National Bancorp	528	5,914
Old Republic International Corp.	1,038	12,643
[2]Omega Healthcare Investors, Inc.	349	5,591
OneBeacon Insurance Group Ltd.	100	1,374
optionsXpress Holdings, Inc.	200	3,456
Oriental Financial Group, Inc.	100	1,270
Pacific Capital Bancorp	200	288
PacWest Bancorp	150	2,857
Park National Corp.	60	3,500
[2]Parkway Properties, Inc.	45	887
PartnerRe Ltd.	250	19,235
[2]Pennsylvania Real Estate Investment Trust	160	1,218
People’s United Financial, Inc.	1,596	24,834
[1]Phoenix Cos., Inc.	380	1,235
[1]Pico Holdings, Inc.	100	3,335
[1]Pinnacle Financial Partners, Inc.	100	1,271
[1]Piper Jaffray Cos.	140	6,681
Platinum Underwriters Holdings Ltd.	280	10,035
[2]Plum Creek Timber Co., Inc.	750	22,980
PMI Group, Inc.	270	1,148
PNC Financial Services Group, Inc.	2,075	100,824
Popular, Inc.	948	2,683
[1]Portfolio Recovery Associates, Inc.	47	2,131
[2]Post Properties, Inc.	172	3,096
Presidential Life Corp.	100	1,036
Principal Financial Group, Inc.	1,453	39,798
PrivateBancorp, Inc.	200	4,892
[1]ProAssurance Corp.	150	7,828
[1]Progressive Corp.	3,000	49,740
[2]ProLogis	2,052	24,460
Prospect Capital Corp.	223	2,388
Prosperity Bancshares, Inc.	200	6,958
Protective Life Corp.	400	8,568
Provident Financial Services, Inc.	150	1,544
Provident New York Bancorp	230	2,197
Prudential Financial, Inc.	2,170	108,305
2PS Business Parks, Inc.	74	3,798
[2]Public Storage, Inc.	594	44,693
Radian Group, Inc.	286	3,026
2RAIT Investment Trust	100	294
[2]Ramco-Gershenson Properties Trust	35	312
Raymond James Financial, Inc.	418	9,731
[2]Realty Income Corp.	508	13,030

[2]Redwood Trust, Inc.	340	5,270
[2]Regency Centers Corp.	400	14,820
Regions Financial Corp.	4,945	30,708
Reinsurance Group of America, Inc.	400	17,840
RenaissanceRe Holdings Ltd.	300	16,428
Renasant Corp.	100	1,485
[1]Riskmetrics Group, Inc.	200	2,924
RLI Corp.	100	5,278
S&T Bancorp, Inc.	100	1,296
Safety Insurance Group, Inc.	100	3,292
Sandy Spring Bancorp, Inc.	90	1,465
[2]Saul Centers, Inc.	54	1,733
SCBT Financial Corp.	100	2,810
SEI Investments Co.	560	11,021
Selective Insurance Group	218	3,429
[2]Senior Housing Properties Trust	562	10,740
[1]Signature Bank	170	4,930
Simmons First National Corp.	100	2,881
[2]Simon Property Group, Inc.	1,288	89,426
2SL Green Realty Corp.	330	14,470
1SLM Corp.	2,100	18,312
South Financial Group, Inc.	207	304
Southside Bancshares, Inc.	100	2,252
[2]Sovran Self Storage, Inc.	70	2,130
1St. Joe Co.	405	11,794
StanCorp Financial Group, Inc.	200	8,074
State Auto Financial Corp.	100	1,793
[3]State Street Corp.	2,300	120,980
StellarOne Corp.	100	1,475
Sterling Bancshares, Inc.	450	3,289
[1]Sterling Financial Corp. (WA)	290	580
Stewart Information Services Corp.	40	495
[1]Stifel Financial Corp.	150	8,235
[1,2]Strategic Hotels & Resorts, Inc.	234	606
Student Loan Corp.	10	464
Suffolk Bancorp	100	2,961
[2]Sun Communities, Inc.	120	2,582
[1,2]Sunstone Hotel Investors, Inc.	214	1,519
SunTrust Banks, Inc.	2,131	48,054
Susquehanna Bancshares, Inc.	428	2,521
1SVB Financial Group	155	6,707
SWS Group, Inc.	100	1,440
SY Bancorp, Inc.	100	2,309
Synovus Financial Corp.	2,300	8,625
T. Rowe Price Group, Inc.	1,178	53,835
[2]Tanger Factory Outlet Centers, Inc.	190	7,095
[2]Taubman Centers, Inc.	210	7,577
TCF Financial Corp.	597	7,785
1TD Ameritrade Holding Corp.	1,197	23,485
[1]Texas Capital Bancshares, Inc.	100	1,684
TFS Financial Corp.	500	5,950
Tompkins Trustco, Inc.	45	1,967
Torchmark Corp.	361	15,678
Tower Group, Inc.	147	3,585
TowneBank	100	1,275
Transatlantic Holdings, Inc.	299	15,001
Travelers Cos., Inc.	2,700	132,921

AARP Portfolios

U.S. Stock Market Portfolio (continued)

September 30, 2009 (unaudited)

Portfolio of investments

	Shares	Value
Common Stocks - (continued)
Financials - (continued)
Trico Bancshares	100	$1,640
TrustCo Bank Corp. NY	240	1,500
Trustmark Corp.	200	3,810
2U-Store-It Trust	410	2,562
U.S. Bancorp	8,900	194,554
UCBH Holdings, Inc.	430	344
UMB Financial Corp.	180	7,279
Umpqua Holdings Corp.	490	5,194
Union Bankshares Corp.	90	1,121
[1]United America Indemnity Ltd.	190	1,404
United Bankshares, Inc.	180	3,526
[1]United Community Banks, Inc.	81	403
[2]United Dominion Realty Trust, Inc.	655	10,310
United Fire & Casualty Co.	100	1,790
Unitrin, Inc.	200	3,898
[1]Universal American Financial Corp.	100	942
[2]Universal Health Realty Income Trust	30	977
Univest Corp. of Pennsylvania	100	2,167
UnumProvident Corp.	1,500	32,160
[2]Urstadt Biddle Properties, Inc.	180	2,626
Validus Holdings Ltd.	472	12,178
Valley National Bancorp	525	6,452
[2]Ventas, Inc.	691	26,603
Visa, Inc.	2,150	148,586
[2]Vornado Realty Trust	737	47,470
W.R. Berkley Corp.	651	16,457
Waddell & Reed Financial, Inc.	420	11,949
Walter Industries, Inc.	287	17,237
[2]Walter Investment Management Corp.	111	1,778
Washington Federal, Inc.	530	8,936
[2]Washington Real Estate Investment Trust	305	8,784
Washington Trust Bancorp, Inc.	110	1,927
Webster Financial Corp.	224	2,793
[2]Weingarten Realty Investors	595	11,852
Wells Fargo & Co.	20,333	572,984
WesBanco, Inc.	100	1,546
Westamerica BanCorp.	150	7,800
[1]Western Alliance Bancorp	400	2,524
Western Union Co.	3,290	62,247
Westfield Financial, Inc.	200	1,694
White Mountains Insurance Group Ltd.	34	10,438
Whitney Holding Corp.	390	3,721
Willis Group Holdings Ltd.	747	21,080
Wilmington Trust Corp.	230	3,266
Wintrust Financial Corp.	150	4,194
[1]World Acceptance Corp.	45	1,134
XL Capital Ltd.	1,600	27,936
Zenith National Insurance Corp.	140	4,326
Zions BanCorp.	470	8,446

Total Financials		8,811,879

Health Care - 12.4%
[1]Abaxis, Inc.	100	2,675
Abbott Laboratories	7,200	356,184
[1]Abiomed, Inc.	100	971
[1]Abraxis Bioscience, Inc.	35	1,273
[1]Accuray, Inc.	195	1,268
[1]Acorda Therapeutics, Inc.	200	4,656
[1]Advisory Board Co.	40	1,006
Aetna, Inc.	2,160	60,113
[1]Affymetrix, Inc.	193	1,695
[1]Air Methods Corp.	100	3,257
[1]Albany Molecular Research, Inc.	100	866
[1]Alexion Pharmaceuticals, Inc.	354	15,767
[1]Align Technology, Inc.	200	2,844
[1]Alkermes, Inc.	510	4,687
Allergan, Inc.	1,440	81,734
[1]Allos Therapeutics, Inc.	300	2,175
[1]Alnylam Pharmaceuticals, Inc.	200	4,536
1AMAG Pharmaceuticals, Inc.	100	4,368
[1]Amedisys, Inc.	133	5,803
[1]American Medical Systems Holdings, Inc.	290	4,907
[1]American Oriental Bioengineering, Inc.	200	972
1AMERIGROUP Corp.	280	6,208
AmerisourceBergen Corp.	1,440	32,227
[1]Amgen, Inc.	4,700	283,081
1AMN Healthcare Services, Inc.	100	951
1AmSurg Corp.	100	2,123
[1]Amylin Pharmaceuticals, Inc.	726	9,939
[1]Arena Pharmaceuticals, Inc.	427	1,909
[1]Array Biopharma, Inc.	200	476
[1]Assisted Living Concepts, Inc.	40	829
[1]Auxilium Pharmaceuticals, Inc.	200	6,842
Baxter International, Inc.	2,800	159,628
Beckman Coulter, Inc.	300	20,682
Becton Dickinson & Co.	1,150	80,212
[1]Bio-Rad Laboratories, Inc.	70	6,432
[1]Bio-Reference Labs, Inc.	100	3,440
[1]Biogen Idec, Inc.	1,400	70,728
[1]BioMarin Pharmaceuticals, Inc.	452	8,172
[1]Boston Scientific Corp.	6,870	72,753
Bristol-Myers Squibb Co.	9,196	207,094
[1]Bruker BioSciences Corp.	200	2,134
C.R. Bard, Inc.	438	34,431
Cardinal Health, Inc.	1,713	45,908
[1]CareFusion Corp.	856	18,661
[1]Celera Corp.	260	1,620
[1]Celgene Corp.	2,200	122,980
[1]Centene Corp.	160	3,030
[1]Cephalon, Inc.	400	23,296
[1]Cepheid, Inc.	200	2,644
[1]Charles River Laboratories International, Inc.	338	12,499
Cigna Corp.	1,219	34,242
[1]Community Health Systems, Inc.	479	15,294
Computer Programs & Systems, Inc.	100	4,141
[1]Conceptus, Inc.	100	1,854

AARP Portfolios

U.S. Stock Market Portfolio (continued)

September 30, 2009 (unaudited)

Portfolio of investments

	Shares	Value
Common Stocks - (continued)
Health Care - (continued)
1CONMED Corp.	100	$1,917
Cooper Cos., Inc.	209	6,214
[1]Covance, Inc.	355	19,223
[1]Coventry Health Care, Inc.	700	13,972
Covidien PLC Common Stock	2,400	103,824
[1]Cross Country Healthcare, Inc.	100	931
[1]Cubist Pharmaceuticals, Inc.	270	5,454
[1]Cyberonics, Inc.	100	1,594
[1]Cypress Bioscience, Inc.	200	1,634
1DaVita, Inc.	466	26,394
[1]Dendreon Corp.	555	15,534
DENTSPLY International, Inc.	660	22,796
[1]Edwards Lifesciences Corp.	243	16,988
Eli Lilly & Co.	4,800	158,544
[1]Emergency Medical Services Corp.	100	4,650
[1]Emergent Biosolutions, Inc.	100	1,766
[1]Emeritus Corp.	100	2,195
[1]Endo Pharmaceuticals Holdings, Inc.	626	14,166
[1]Enzo Biochem, Inc.	100	708
[1]Enzon Pharmaceuticals, Inc.	300	2,475
[1]eResearchTechnology, Inc.	100	700
[1]ev3, Inc.	262	3,225
[1]Exelixis, Inc.	650	4,147
[1]Express Scripts, Inc.	1,220	94,648
[1]Facet Biotech Corp.	90	1,556
[1]Forest Laboratories, Inc.	1,386	40,804
[1]Gen-Probe, Inc.	300	12,432
[1]Genomic Health, Inc.	100	2,186
[1]Genoptix, Inc.	100	3,478
[1]Gentiva Health Services, Inc.	100	2,501
[1]Genzyme Corp.	1,252	71,026
[1]Geron Corp.	300	1,968
[1]Gilead Sciences, Inc.	4,200	195,636
[1]Haemonetics Corp.	100	5,612
[1]Halozyme Therapeutics, Inc.	400	2,844
[1]Hanger Orthopedic Group, Inc.	200	2,774
[1]Health Management Associates, Inc.	1,000	7,490
[1]Health Net, Inc.	500	7,700
[1]HealthExtras, Inc.	200	5,830
1HEALTHSOUTH Corp.	500	7,820
[1]HealthSpring, Inc.	200	2,450
[1]Healthways, Inc.	140	2,145
[1]Henry Schein, Inc.	464	25,478
Hill-Rom Holdings, Inc.	234	5,097
Hillenbrand, Inc.	234	4,767
1HLTH Corp.	400	5,844
[1]Hologic, Inc.	1,116	18,235
[1]Hospira, Inc.	777	34,654
[1]Human Genome Sciences, Inc.	670	12,609
[1]Humana, Inc.	815	30,399
1ICU Medical, Inc.	100	3,686
[1]Idexx Laboratories, Inc.	300	15,000

[1]Illumina, Inc.	540	22,950
[1]Immucor, Inc.	369	6,531
[1]Immunogen, Inc.	200	1,622
IMS Health, Inc.	832	12,771
[1]Incyte Corp.	300	2,025
[1]Inspire Pharmaceuticals, Inc.	400	2,088
[1]Integra LifeSciences Holdings Corp.	100	3,415
[1]InterMune, Inc.	200	3,186
[1]Intuitive Surgical, Inc.	177	46,418
Invacare Corp.	100	2,228
[1]Inverness Medical Innovations, Inc.	307	11,890
1IPC The Hospitalist Co., Inc.	100	3,145
[1]Isis Pharmaceuticals, Inc.	400	5,828
Johnson & Johnson	12,851	782,497
[1]Kendle International, Inc.	100	1,672
[1]Kensey Nash Corp.	100	2,895
[1]Kindred Healthcare, Inc.	100	1,623
[1]Kinetic Concepts, Inc.	228	8,431
[1]King Pharmaceuticals, Inc.	1,060	11,416
1KV Pharmaceutical Co.	100	307
[1]Laboratory Corp. of America Holdings	493	32,390
1LHC Group, Inc.	100	2,993
[1]Life Technologies Corp.	795	37,007
[1]LifePoint Hospitals, Inc.	214	5,791
[1]Ligand Pharmaceuticals, Inc.	700	1,617
[1]Lincare Holdings, Inc.	293	9,156
[1]Luminex Corp.	200	3,400
[1]Magellan Health Services, Inc.	160	4,970
[1]MannKind Corp.	400	3,940
[1]Martek Biosciences Corp.	160	3,614
[1]Masimo Corp.	200	5,240
MAXIMUS, Inc.	100	4,660
McKesson Corp.	1,300	77,415
Mead Johnson Nutrition Co.	200	9,022
[1]MedCath Corp.	100	877
[1]Medco Health Solutions, Inc.	2,230	123,341
[1]Medicines Co.	180	1,982
Medicis Pharmaceutical Corp.	270	5,765
[1]Medivation, Inc.	100	2,714
[1]Mednax, Inc. Com	200	10,984
Medtronic, Inc.	5,200	191,360
Merck & Co., Inc.	9,790	309,658
Meridian Bioscience, Inc.	150	3,752
[1]Merit Medical Systems, Inc.	100	1,733
[1]Millipore Corp.	300	21,099
Mine Safety Appliances Co.	140	3,851
[1]Molina Healthcare, Inc.	100	2,069
[1]Momenta Pharmaceuticals, Inc.	100	1,061
1MWI Veterinary Supply, Inc.	100	3,995
[1]Mylan Laboratories, Inc.	1,466	23,471
[1]Myriad Genetics, Inc.	418	11,453
[1]Myriad Pharmaceuticals W/I	104	609
National Healthcare Corp.	44	1,641
[1]Natus Medical, Inc.	100	1,543
[1]Nektar Therapeutics	310	3,019
[1]Neogen Corp.	100	3,229
[1]Neurocrine Biosciences, Inc.	40	122

AARP Portfolios

U.S. Stock Market Portfolio (continued)

September 30, 2009 (unaudited)

Portfolio of investments

	Shares	Value
Common Stocks - (continued)
Health Care - (continued)
1NPS Pharmaceuticals, Inc.	300	$1,206
1NuVasive, Inc.	200	8,352
[1]Odyssey HealthCare, Inc.	200	2,500
Omnicare, Inc.	500	11,260
[1]Omnicell, Inc.	100	1,114
[1]Onyx Pharmaceuticals, Inc.	250	7,493
[1]OraSure Technologies, Inc.	100	290
[1]Orthofix International NV	30	882
[1]Orthovita, Inc.	500	2,195
1OSI Pharmaceuticals, Inc.	227	8,013
[1]Osiris Therapeutics, Inc.	100	666
Owens & Minor, Inc.	260	11,765
[1]Palomar Medical Technologies, Inc.	35	567
[1]Par Pharmaceutical Cos., Inc.	150	3,227
[1]Parexel International Corp.	218	2,963
[1]Patterson Cos., Inc.	400	10,900
PDL BioPharma, Inc.	451	3,554
Perrigo Co.	400	13,596
Pfizer, Inc.	31,476	520,928
Pharmaceutical Product Development, Inc.	506	11,102
[1]Pharmasset, Inc.	100	2,114
[1]PharMerica Corp.	173	3,213
[1]Polypore International, Inc.	100	1,291
[1]Progenics Pharmaceuticals, Inc.	100	524
1PSS World Medical, Inc.	300	6,549
[1]Psychiatric Solutions, Inc.	300	8,028
Quest Diagnostics, Inc.	801	41,804
[1]Questcor Pharmaceuticals, Inc.	300	1,656
[1]Quidel Corp.	100	1,623
[1]Regeneron Pharmaceuticals, Inc.	290	5,597
[1]RehabCare Group, Inc.	100	2,169
[1]Res-Care, Inc.	100	1,421
[1]ResMed, Inc.	380	17,176
[1]Rigel Pharmaceuticals, Inc.	133	1,091
1RTI Biologics, Inc.	200	870
[1]Salix Pharmaceuticals Ltd.	280	5,953
[1]Sangamo Biosciences, Inc.	100	821
[1]Savient Pharmaceuticals, Inc.	200	3,040
Schering-Plough Corp.	7,600	214,700
[1]Seattle Genetics, Inc.	363	5,093
[1]Sepracor, Inc.	500	11,450
[1]Sequenom, Inc.	300	969
Service Corp. International	1,070	7,501
[1]Sirona Dental Systems, Inc.	100	2,975
[1]SonoSite, Inc.	100	2,646
1St Jude Medical, Inc.	1,600	62,416
STERIS Corp.	300	9,135
Stewart Enterprises, Inc.	300	1,569
Stryker Corp.	1,370	62,239
[1]Sun Healthcare Group, Inc.	189	1,633
[1]Sunrise Senior Living, Inc.	150	455

[1]SurModics, Inc.	100	2,460
[1]Symmetry Medical, Inc.	100	1,037
Techne Corp.	177	11,071
[1]Tenet Healthcare Corp.	2,447	14,388
[1]Theravance, Inc.	180	2,635
[1]Thoratec Corp.	270	8,173
[1]Triple-S Management Corp.	100	1,677
[1]United Therapeutics Corp.	218	10,680
UnitedHealth Group, Inc.	5,600	140,224
Universal Health Services, Inc.	211	13,067
[1]Valeant Pharmaceuticals International	411	11,533
[1]Varian Medical Systems, Inc.	633	26,668
1VCA Antech, Inc.	400	10,756
[1]Vertex Pharmaceuticals, Inc.	773	29,297
[1]Viropharma, Inc.	380	3,656
[1]Vivus, Inc.	400	4,180
[1]Volcano Corp.	200	3,364
[1]Warner Chilcott PLC	500	10,810
[1]Watson Pharmaceuticals, Inc.	467	17,111
[1]WebMD Health Corp.	100	3,312
[1]WellCare Health Plans, Inc.	206	5,078
[1]WellPoint, Inc.	2,300	108,928
West Pharmaceutical Services, Inc.	200	8,122
[1]Wright Medical Group, Inc.	200	3,572
Wyeth	6,200	301,196
[1]XenoPort, Inc.	100	2,123
[1]Zimmer Holdings, Inc.	1,051	56,176
[1]Zoll Medical Corp.	100	2,152
[1]ZymoGenetics, Inc.	100	604

Total Health Care		6,701,762

Industrials - 11.7%
3M Co.	3,100	228,780
A.O. Smith Corp.	100	3,810
AAON, Inc.	100	2,008
1AAR Corp.	156	3,423
ABM Industries, Inc.	190	3,998
Accenture PLC	2,817	104,990
Actuant Corp.	378	6,071
Acuity Brands, Inc.	200	6,442
Administaff, Inc.	130	3,415
Advance America Cash Advance Centers, Inc.	194	1,086
[1]Aecom Technology Corp.	400	10,856
[1]Aerovironment, Inc.	100	2,809
1AGCO Corp.	446	12,323
Aircastle Ltd.	100	967
[1]AirTran Holdings, Inc.	700	4,375
[1]Alaska Air Group, Inc.	204	5,465
Albany International Corp.	140	2,716
Alexander & Baldwin, Inc.	160	5,134
[1]Allegiant Travel Co.	100	3,809
[1]Alliance Data Systems Corp.	286	17,469
[1]Alliant Techsystems, Inc.	151	11,755
[1]Altisource Portfolio Solutions SA	33	477
1AMERCO, Inc.	37	1,697
[1]American Commercial Lines, Inc.	49	1,427
American Ecology Corp.	100	1,870

AARP Portfolios

U.S. Stock Market Portfolio (continued)

September 30, 2009 (unaudited)

Portfolio of investments

	Shares	Value
Common Stocks - (continued)
Industrials - (continued)
[1]American Public Education, Inc.	100	$3,474
American Science & Engineering, Inc.	50	3,402
[1]American Superconductor Corp.	200	6,708
Ametek, Inc.	470	16,408
1AMR Corp.	1,342	10,669
Apogee Enterprises, Inc.	100	1,502
[1]Apollo Group, Inc.	600	44,202
Applied Industrial Technologies, Inc.	200	4,232
Applied Signal Technology, Inc.	100	2,327
Arbitron, Inc.	100	2,076
[1]Argon ST, Inc.	100	1,905
Arkansas Best Corp.	140	4,192
[1]Armstrong World Industries, Inc.	100	3,446
[1]Astec Industries, Inc.	100	2,547
[1]Atlas Air Worldwide Holdings, Inc.	46	1,471
Avery Dennison Corp.	500	18,005
1AZZ, Inc.	100	4,017
Badger Meter, Inc.	100	3,869
Baldor Electric Co.	200	5,468
[1]Bally Technologies, Inc.	205	7,866
Barnes Group, Inc.	200	3,418
1BE Aerospace, Inc.	387	7,794
Belden CDT, Inc.	180	4,158
[1]Blount International, Inc.	100	947
Boeing Co.	3,261	176,583
Bowne & Co., Inc.	102	785
Brady Corp.	253	7,266
Briggs & Stratton Corp.	170	3,300
Brink’s Co.	182	4,898
[1]Brink’s Home Security Holdings, Inc.	182	5,604
[1]Bristow Group, Inc.	100	2,969
Bucyrus International, Inc.	390	13,892
Burlington Northern Santa Fe Corp.	1,600	127,728
C.H. Robinson Worldwide, Inc.	851	49,145
[1]Cal Dive International, Inc.	362	3,580
[1]Capella Education Co.	50	3,367
[1]Career Education Corp.	389	9,484
Carlisle Cos., Inc.	336	11,394
Cascade Corp.	37	989
Caterpillar, Inc.	2,776	142,492
CDI Corp.	100	1,405
[1]Cenveo, Inc.	211	1,460
[1]Ceradyne, Inc.	77	1,411
[1]Chart Industries, Inc.	100	2,159
Chemed Corp.	140	6,145
Cintas Corp.	613	18,580
CIRCOR International, Inc.	100	2,826
CLARCOR, Inc.	263	8,248
[1]Clean Harbors, Inc.	100	5,626
[1]Cogent, Inc.	260	2,626
[1]Coinstar, Inc.	170	5,607
[1]Colfax Corp.	100	1,063

[1]Columbus McKinnon Corp.	100	1,515
Comfort Systems USA, Inc.	200	2,318
Con-way, Inc.	200	7,664
[1]Consolidated Graphics, Inc.	55	1,372
[1]Continental Airlines, Inc.	600	9,864
[1]Convergys Corp.	570	5,666
Cooper Industries PLC	752	28,253
[1]Corinthian Colleges, Inc.	400	7,424
[1]Cornell Cos, Inc.	100	2,244
Corporate Executive Board Co.	134	3,337
1CoStar Group, Inc.	138	5,688
[1]Covanta Holding Corp.	542	9,214
1CRA International, Inc.	100	2,729
Crane Co.	170	4,388
1CSG Systems International, Inc.	170	2,722
CSX Corp.	1,800	75,348
Cubic Corp.	100	3,947
Cummins, Inc.	900	40,329
Curtiss-Wright Corp.	180	6,143
Danaher Corp.	1,231	82,871
[1]Darling International, Inc.	400	2,940
Deere & Co.	2,000	85,840
[1]Delta Air Lines, Inc.	3,600	32,256
Deluxe Corp.	210	3,591
DeVry, Inc.	270	14,936
[1]Dionex Corp.	70	4,548
[1]Dollar Financial Corp.	100	1,602
Donaldson Co., Inc.	359	12,432
Dover Corp.	900	34,884
[1]Drew Industries, Inc.	100	2,169
1DST Systems, Inc.	170	7,616
Dun & Bradstreet Corp.	244	18,378
[1]Dycom Industries, Inc.	170	2,091
Dynamic Materials Corp.	100	1,996
[1]DynCorp International, Inc.	100	1,800
Eagle Bulk Shipping, Inc.	187	959
Eaton Corp.	800	45,272
1EMCOR Group, Inc.	254	6,431
Emerson Electric Co.	3,500	140,280
Encore Wire Corp.	100	2,234
[1]Ener1, Inc.	300	2,076
[1]Energizer Holdings, Inc.	300	19,902
[1]Energy Conversion Devices, Inc.	200	2,316
EnergySolutions, Inc.	300	2,766
[1]EnerSys	300	6,636
Ennis, Inc.	100	1,613
1EnPro Industries, Inc.	100	2,286
Equifax, Inc.	550	16,027
1ESCO Technologies, Inc.	100	3,940
[1]Esterline Technologies Corp.	100	3,921
[1]Evergreen Solar, Inc.	400	768
Expeditors International Washington, Inc.	972	34,166
FactSet Research Systems, Inc.	215	14,242
Fastenal Co.	681	26,355
FedEx Corp.	1,400	105,308
[1]Fiserv, Inc.	751	36,198

AARP Portfolios

U.S. Stock Market Portfolio (continued)

September 30, 2009 (unaudited)

Portfolio of investments

	Shares	Value
Common Stocks - (continued)
Industrials - (continued)
Flowserve Corp.	300	$29,562
Fluor Corp.	892	45,358
[1]Force Protection, Inc.	300	1,638
Forward Air Corp.	150	3,473
[1]Foster Wheeler AG	658	20,997
Franklin Electric Co., Inc.	136	3,899
FreightCar America, Inc.	40	972
1FTI Consulting, Inc.	260	11,079
[1]Fuel Tech, Inc.	100	1,120
[1]FuelCell Energy, Inc.	200	854
G&K Services, Inc.	56	1,241
[1]Gardner Denver, Inc.	280	9,766
GATX Corp.	175	4,891
Genco Shipping & Trading Ltd.	100	2,078
[1]GenCorp, Inc.	100	536
[1]General Cable Corp.	226	8,848
General Dynamics Corp.	1,553	100,324
General Electric Co.	49,300	809,506
General Maritime Corp.	187	1,447
[1]Genesee & Wyoming, Inc.	200	6,064
[1]Genpact Ltd.	300	3,690
Genuine Parts Co.	729	27,746
[1]Geo Group, Inc.	224	4,518
[1]Global Cash Access Holdings, Inc.	100	731
Global Payments, Inc.	400	18,680
Goodrich Corp.	550	29,887
Gorman-Rupp Co.	100	2,491
Graco, Inc.	300	8,361
Granite Construction, Inc.	177	5,476
Great Lakes Dredge & Dock Corp.	400	2,792
[1]Griffon Corp.	163	1,641
H&R Block, Inc.	1,500	27,570
Harsco Corp.	380	13,456
[1]Hawaiian Holdings, Inc.	400	3,304
[1]Headwaters, Inc.	100	387
Healthcare Services Group	150	2,754
Heartland Express, Inc.	320	4,608
Heartland Payment Systems, Inc.	100	1,451
Heico Corp.	100	3,391
Heidrick & Struggles International, Inc.	100	2,326
Herman Miller, Inc.	248	4,194
[1]Hewitt Associates, Inc.	443	16,138
[1]Hexcel Corp.	336	3,844
[1]Hill International, Inc.	100	710
1HMS Holdings Corp.	104	3,976
Honeywell International, Inc.	3,300	122,595
Horizon Lines, Inc.	100	635
1HUB Group, Inc.	158	3,610
Hubbell, Inc.	216	9,072
[1]Huron Consulting Group, Inc.	80	2,066
[1]Iconix Brand Group, Inc.	400	4,988
IDEX Corp.	378	10,565

1II-VI, Inc.	100	2,544
Illinois Tool Works, Inc.	2,000	85,420
[1]Infinera Corp.	400	3,180
Ingersoll Rand PLC Common Stock	1,467	44,993
[1]Insituform Technologies, Inc.	200	3,828
[1]Intermec, Inc.	198	2,792
1IPG Photonics Corp.	200	3,040
[1]Iron Mountain, Inc.	882	23,514
1ITT Educational Services, Inc.	175	19,322
ITT Industries, Inc.	850	44,327
J.B. Hunt Transport Services, Inc.	375	12,049
[1]Jacobs Engineering Group, Inc.	640	29,408
[1]JetBlue Airways Corp.	1,050	6,279
John Bean Technologies Corp.	200	3,634
Joy Global, Inc.	527	25,791
Kaman Corp.	100	2,198
[1]Kansas City Southern	400	10,596
Kaydon Corp.	200	6,484
KBR, Inc.	780	18,166
Kelly Services, Inc.	100	1,230
[1]Kenexa Corp.	100	1,348
Kennametal, Inc.	368	9,056
[1]Kforce, Inc.	100	1,202
[1]Kirby Corp.	280	10,310
Knight Transportation, Inc.	280	4,698
Koppers Holdings, Inc.	100	2,965
[1]Korn/Ferry International	180	2,626
L-3 Communications Holdings, Inc.	535	42,971
[1]Ladish Co., Inc.	71	1,074
Landauer, Inc.	100	5,498
Landstar System, Inc.	300	11,418
[1]Layne Christensen Co.	100	3,205
1LB Foster Co.	100	3,058
Lennox International, Inc.	200	7,224
Lincoln Electric Holdings, Inc.	200	9,490
Lindsay Corp.	55	2,166
Lockheed Martin Corp.	1,544	120,556
Manitowoc Co., Inc.	735	6,960
Manpower, Inc.	400	22,684
[1]Marten Transport Ltd.	100	1,706
Masco Corp.	1,658	21,421
[1]MasTec, Inc.	200	2,430
Mastercard, Inc.	400	80,860
1McDermott International, Inc.	1,118	28,252
McGrath RentCorp	100	2,127
[1]Michael Baker Corp.	59	2,144
[1]Middleby Corp.	65	3,576
[1]Mobile Mini, Inc.	181	3,142
Molex, Inc.	280	5,261
[1]Monster Worldwide, Inc.	546	9,544
[1]Moog, Inc.	170	5,015
MSC Industrial Direct Co.	200	8,716
Mueller Industries, Inc.	160	3,819
Mueller Water Products, Inc.	943	5,168
1MYR Group, Inc.	100	2,109
NACCO Industries, Inc.	21	1,261
[1]Navigant Consulting, Inc.	170	2,295

AARP Portfolios

U.S. Stock Market Portfolio (continued)

September 30, 2009 (unaudited)

Portfolio of investments

	Shares	Value
Common Stocks - (continued)
Industrials - (continued)
[1]Navistar International Corp.	300	$11,226
1NCI Building Systems, Inc.	40	128
Nordson Corp.	150	8,414
Norfolk Southern Corp.	1,700	73,287
Northrop Grumman Corp.	1,400	72,450
[1]Old Dominion Freight Line	100	3,043
[1]Orbital Sciences Corp.	261	3,907
[1]Orion Marine Group, Inc.	100	2,054
Oshkosh Truck Corp.	435	13,455
Overseas Shipholding Group	100	3,737
[1]Owens Corning, Inc.	300	6,735
PACCAR, Inc.	1,600	60,336
Pacer International, Inc.	70	270
Pall Corp.	529	17,076
Parker Hannifin Corp.	730	37,843
Pentair, Inc.	389	11,483
1PHH Corp.	270	5,357
1PHI, Inc.	100	2,028
Pitney Bowes, Inc.	977	24,278
[1]Powell Industries, Inc.	100	3,839
[1]Pre-Paid Legal Services, Inc.	100	5,080
Precision Castparts Corp.	650	66,215
Quanex Building Products Corp.	145	2,082
[1]Quanta Services, Inc.	942	20,846
[1]Raser Technologies, Inc.	200	306
Raven Industries, Inc.	100	2,673
Raytheon Co.	1,900	91,143
Regal-Beloit Corp.	160	7,314
Reliance Steel & Aluminum Co.	273	11,619
[1]Republic Airways Holdings, Inc.	100	933
Republic Services, Inc.	1,750	46,497
[1]Resources Connection, Inc.	160	2,730
Reynolds American, Inc.	843	37,530
Robbins & Myers, Inc.	100	2,348
Robert Half International, Inc.	629	15,738
Rockwell Automation, Inc.	690	29,394
Rockwell Collins, Inc.	793	40,284
Rollins, Inc.	150	2,828
RR Donnelley & Sons Co.	948	20,154
1RSC Holdings, Inc.	200	1,454
Ryder System, Inc.	231	9,023
[1]Sanmina-SCI Corp.	253	2,176
[1]Shaw Group, Inc.	381	12,226
Simpson Manufacturing Co., Inc.	160	4,042
SkyWest, Inc.	242	4,012
Sotheby’s Holdings	300	5,169
Southwest Airlines Co.	3,575	34,320
[1]Spherion Corp.	200	1,242
[1]Spirit Aerosystems Holdings, Inc.	487	8,795
SPX Corp.	200	12,254
Steelcase, Inc.	130	807
[1]Stericycle, Inc.	400	19,380

Strayer Education, Inc.	59	12,843
Sun Hydraulics Corp.	100	2,106
[1]SunPower Corp.	290	8,668
[1]Sunpower Corp.	174	4,390
TAL International Group, Inc.	100	1,422
1TBS International Ltd.	100	870
[1]Team, Inc.	100	1,695
[1]Tecumseh Products Co.	100	1,133
Teleflex, Inc.	186	8,986
[1]TeleTech Holdings, Inc.	109	1,860
Tennant Co.	100	2,906
[1]Terex Corp.	554	11,484
[1]Tetra Tech, Inc.	300	7,959
Textron, Inc.	1,222	23,194
[1]Thomas & Betts Corp.	270	8,122
Timken Co.	390	9,138
Titan International, Inc.	148	1,317
Total System Services, Inc.	767	12,356
[1]TransDigm Group, Inc.	200	9,962
Tredegar Corp.	100	1,450
Trinity Industries, Inc.	300	5,157
Triumph Group, Inc.	45	2,160
[1]TrueBlue, Inc.	170	2,392
Tyco International Ltd.	2,187	75,408
1UAL Corp.	516	4,758
Union Pacific Corp.	2,345	136,831
United Parcel Service, Inc.	3,300	186,351
[1]United Stationers, Inc.	100	4,761
United Technologies Corp.	4,200	255,906
Universal Forest Products, Inc.	140	5,524
[1]Universal Technical Institute, Inc.	100	1,970
1URS Corp.	400	17,460
1US Airways Group, Inc.	420	1,974
1USG Corp.	256	4,398
UTi Worldwide, Inc.	400	5,792
[1]Valassis Communications, Inc.	200	3,576
Valmont Industries, Inc.	68	5,792
Viad Corp.	57	1,135
W.W. Grainger, Inc.	289	25,825
[1]Waste Connections, Inc.	330	9,524
Waste Management, Inc.	2,130	63,517
Watsco, Inc.	100	5,391
Watson Wyatt Worldwide, Inc.	170	7,405
Watts Water Technologies, Inc.	91	2,753
Weight Watchers International, Inc.	209	5,735
Werner Enterprises, Inc.	180	3,353
Woodward Governor Co.	300	7,278
World Fuel Services Corp.	140	6,730
[1]Wright Express Corp.	210	6,197
1YRC Worldwide, Inc.	200	890

Total Industrials		6,332,538

Information Technology - 17.7%
[1]3Com Corp.	1,950	10,198
[1]3PAR, Inc.	200	2,206
1ACI Worldwide, Inc.	200	3,026
[1]Acme Packet, Inc.	100	1,001
[1]Actel Corp.	100	1,217

AARP Portfolios

U.S. Stock Market Portfolio (continued)

September 30, 2009 (unaudited)

Portfolio of investments

	Shares	Value
Common Stocks - (continued)
Information Technology - (continued)
[1]Activision Blizzard, Inc.	2,800	$34,692
[1]Acxiom Corp.	400	3,784
[1]Adaptec, Inc.	600	2,004
1ADC Telecommunications, Inc.	498	4,153
[1]Adobe Systems, Inc.	2,400	79,296
ADTRAN, Inc.	280	6,874
[1]Advanced Energy Industries, Inc.	100	1,424
[1]Advanced Micro Devices, Inc.	3,052	17,274
[1]Advent Software, Inc.	100	4,025
[1]Affiliated Computer Services, Inc.	400	21,668
[1]Agilent Technologies, Inc.	1,700	47,311
[1]Akamai Technologies, Inc.	791	15,567
Allscripts Healthcare Solutions, Inc.	400	8,108
Altera Corp.	1,300	26,663
[1]American Reprographics Co.	104	990
[1]Amkor Technology, Inc.	336	2,312
Amphenol Corp.	800	30,144
[1]Anadigics, Inc.	200	942
Analog Devices, Inc.	1,298	35,799
Analogic Corp.	37	1,370
[1]Anixter International, Inc.	200	8,022
[1]Ansys, Inc.	443	16,599
[1]Apple Computer, Inc.	4,150	769,285
Applied Materials, Inc.	6,100	81,740
[1]Applied Micro Circuits Corp.	237	2,368
[1]ArcSight, Inc.	100	2,407
[1]Ariba, Inc.	300	3,480
[1]Arris Group, Inc.	642	8,352
[1]Arrow Electronics, Inc.	530	14,919
[1]Art Technology Group, Inc.	600	2,316
[1]AsiaInfo Holdings, Inc.	100	1,997
[1]athenahealth, Inc.	100	3,837
[1]Atheros Communications, Inc.	298	7,906
[1]Atmel Corp.	1,800	7,542
1ATMI, Inc.	100	1,815
[1]Autodesk, Inc.	1,047	24,919
Automatic Data Processing, Inc.	2,400	94,320
[1]Avid Technology, Inc.	150	2,114
[1]Avnet, Inc.	660	17,140
[1]Avocent Corp.	170	3,446
AVX Corp.	310	3,698
[1]Benchmark Electronics, Inc.	390	7,020
Black Box Corp.	130	3,262
Blackbaud, Inc.	194	4,501
[1]Blackboard, Inc.	200	7,556
[1]Blue Coat Systems, Inc.	200	4,518
1BMC Software, Inc.	840	31,525
[1]Broadcom Corp.	2,015	61,840
[1]Brooks Automation, Inc.	130	1,005
CA, Inc.	1,900	41,781
[1]Cabot Microelectronics Corp.	100	3,486
1CACI International, Inc.	110	5,200

[1]Cadence Design Systems, Inc.	1,100	8,074
[1]Cavium Networks, Inc.	200	4,294
[1]Cerner Corp.	327	24,460
[1]Checkpoint Systems, Inc.	160	2,630
[1]Ciber, Inc.	200	800
[1]Ciena Corp.	474	7,717
[1]Cirrus Logic, Inc.	300	1,668
[1]Cisco Systems, Inc.	26,795	630,754
[1]Citrix Systems, Inc.	870	34,130
[1]Cogent Communications Group, Inc.	100	1,130
Cognex Corp.	170	2,785
[1]Cognizant Technology Solutions Corp.	1,354	52,346
[1]Cogo Group, Inc.	100	612
[1]Coherent, Inc.	100	2,332
Cohu, Inc.	100	1,356
[1]CommScope, Inc.	400	11,972
[1]Commvault Systems, Inc.	200	4,150
[1]Computer Sciences Corp.	700	36,897
[1]Compuware Corp.	1,100	8,063
[1]comScore, Inc.	100	1,801
[1]Comtech Telecommunications Corp.	162	5,382
[1]Concur Technologies, Inc.	200	7,952
[1]Conexant Systems, Inc.	66	181
[1]Constant Contact, Inc.	100	1,925
Corning, Inc.	7,175	109,849
[1]Cree, Inc.	490	18,007
CTS Corp.	100	930
[1]Cybersource Corp.	400	6,668
[1]Cymer, Inc.	150	5,829
[1]Cypress Semiconductor Corp.	636	6,570
Daktronics, Inc.	100	857
[1]DealerTrack Holdings, Inc.	200	3,782
[1]Dell, Inc.	8,200	125,132
Diebold, Inc.	355	11,690
[1]Digital River, Inc.	189	7,620
[1]Diodes, Inc.	144	2,605
1DSP Group, Inc.	100	814
Earthlink, Inc.	390	3,280
[1]eBay, Inc.	5,100	120,411
[1]Ebix, Inc.	100	5,536
[1]Echelon Corp.	100	1,287
[1]Eclipsys Corp.	280	5,404
[1]Electro Scientific Industries, Inc.	100	1,339
[1]Electronic Arts, Inc.	1,500	28,575
[1]Electronics for Imaging, Inc.	170	1,916
1EMC Corp.	9,400	160,176
[1]Emulex Corp.	400	4,116
[1]Entegris, Inc.	600	2,970
[1]Epicor Software Corp.	100	637
1EPIQ Systems, Inc.	100	1,450
[1]Equinix, Inc.	200	18,400
[1]Exar Corp.	100	735
[1]Exponent, Inc.	100	2,817
[1]Extreme Networks	209	585
1F5 Networks, Inc.	416	16,486
Fair Isaac Corp.	178	3,825

AARP Portfolios

U.S. Stock Market Portfolio (continued)

September 30, 2009 (unaudited)

Portfolio of investments

	Shares	Value
Common Stocks - (continued)
Information Technology - (continued)
[1]Fairchild Semiconductor International, Inc.	670	$6,854
1FARO Technologies, Inc.	72	1,237
1FEI Co.	200	4,930
[1]First Solar, Inc.	209	31,948
[1]Flextronics International Ltd.	3,900	29,094
[1]Flir Systems, Inc.	680	19,020
[1]FormFactor, Inc.	260	6,219
[1]Forrester Research, Inc.	100	2,664
[1]Gartner, Inc.	210	3,837
[1]Google, Inc.	1,120	555,352
[1]Greatbatch, Inc.	100	2,247
[1]Harmonic, Inc.	300	2,004
Harris Corp.	595	22,372
Hewlett-Packard Co.	11,100	524,031
[1]Hittite Microwave Corp.	100	3,678
1IAC	441	8,904
1IHS, Inc.	261	13,345
Imation Corp.	100	927
[1]Informatica Corp.	420	9,484
[1]Infospace, Inc.	50	387
[1]Ingram Micro, Inc.	760	12,806
[1]Innerworkings, Inc.	100	494
[1]Integral Systems, Inc.	100	690
[1]Integrated Device Technology, Inc.	604	4,083
Intel Corp.	26,069	510,170
[1]InterDigital Communications, Inc.	200	4,632
[1]InterNAP Network Services Corp.	100	321
International Business Machines Corp.	6,138	734,166
[1]International Rectifier Corp.	280	5,457
[1]Internet Capital Group, Inc.	200	1,672
Intersil Corp.	670	10,258
[1]Intuit, Inc.	1,383	39,415
[1]Itron, Inc.	237	15,201
[1]Ixia	100	686
[1]j2 Global Communications, Inc.	160	3,682
Jabil Circuit, Inc.	908	12,176
Jack Henry & Associates, Inc.	346	8,121
1JDA Software Group, Inc.	100	2,194
[1]Juniper Networks, Inc.	2,400	64,848
1K12, Inc.	100	1,648
KLA-Tencor Corp.	773	27,720
[1]Knot, Inc.	100	1,092
[1]Kopin Corp.	300	1,440
[1]Kulicke & Soffa Industries, Inc.	200	1,206
1L-1 Identity Solutions, Inc.	300	2,097
[1]Lam Research Corp.	559	19,095
[1]Lattice Semiconductor Corp.	300	675
[1]Lawson Software, Inc.	400	2,496
Lender Processing Services, Inc.	454	17,329
[1]Lexmark International, Inc.	340	7,324
Linear Technology Corp.	1,004	27,741

[1]Littelfuse, Inc.	83	2,178
1LSI Logic Corp.	3,120	17,129
[1]Magma Design Automation, Inc.	100	209
[1]Manhattan Associates, Inc.	100	2,020
[1]ManTech International Corp.	100	4,716
[1]MarketAxess Holdings, Inc.	100	1,205
[1]Marvell Technology Group Ltd.	2,400	38,856
[1]Mattson Technology, Inc.	200	564
Maxim Integrated Products, Inc.	1,400	25,396
[1]Maxwell Technologies, Inc.	200	3,686
1McAfee, Inc.	780	34,156
[1]MedAssets, Inc.	100	2,257
1MEMC Electronic Materials, Inc.	1,029	17,112
[1]Mentor Graphics Corp.	300	2,793
[1]Metavante Technologies, Inc.	448	15,447
Methode Electronics, Inc.	100	867
[1]Mettler Toledo International, Inc.	157	14,223
Micrel, Inc.	208	1,695
Microchip Technology, Inc.	800	21,200
[1]Micron Technology, Inc.	4,000	32,800
1MICROS Systems, Inc.	384	11,593
[1]Microsemi Corp.	380	6,000
Microsoft Corp.	37,295	965,568
[1]MicroStrategy, Inc.	20	1,431
1MKS Instruments, Inc.	233	4,495
[1]ModusLink Global Solutions, Inc.	150	1,214
Molex, Inc.	291	6,076
[1]Monolithic Power Systems, Inc.	100	2,345
Motorola, Inc.	10,762	92,446
1MPS Group, Inc.	540	5,681
1MSC.Software Corp.	200	1,682
MTS Systems Corp.	100	2,921
National Instruments Corp.	300	8,289
National Semiconductor Corp.	999	14,256
1NCR Corp.	700	9,674
[1]Ness Technologies, Inc.	200	1,578
[1]NetApp, Inc.	1,571	41,914
[1]Netezza Corp.	100	1,124
[1]NetGear, Inc.	100	1,835
[1]Netlogic Microsystems, Inc.	100	4,500
[1]Netscout Systems, Inc.	200	2,702
[1]Newport Corp.	100	876
NIC, Inc.	200	1,778
[1]Novatel Wireless, Inc.	100	1,136
[1]Novell, Inc.	1,720	7,757
[1]Novellus Systems, Inc.	394	8,266
[1]Nuance Communications, Inc.	890	13,314
1NVIDIA Corp.	2,500	37,575
[1]Omniture, Inc.	400	8,576
[1]OmniVision Technologies, Inc.	180	2,930
1ON Semiconductor Corp.	1,930	15,922
[1]Oplink Communications, Inc.	100	1,452
Oracle Corp.	18,600	387,624
1OSI Systems, Inc.	100	1,829
[1]Palm, Inc.	800	13,944
[1]Parametric Technology Corp.	600	8,292
Park Electrochemical Corp.	100	2,465

AARP Portfolios

U.S. Stock Market Portfolio (continued)

September 30, 2009 (unaudited)

Portfolio of investments

	Shares	Value
Common Stocks - (continued)
Information Technology - (continued)
Paychex, Inc.	1,521	$44,185
Pegasystems, Inc.	100	3,453
[1]Perficient, Inc.	100	827
PerkinElmer, Inc.	537	10,332
[1]Perot Systems Corp.	420	12,474
[1]Phase Forward, Inc.	200	2,808
Plantronics, Inc.	260	6,971
[1]Plexus Corp.	170	4,478
1PMC-Sierra, Inc.	900	8,604
[1]Polycom, Inc.	430	11,502
[1]Powerwave Technologies, Inc.	330	528
[1]Progress Software Corp.	170	3,851
1QLogic Corp.	500	8,600
QUALCOMM, Inc.	7,756	348,865
Quality Systems, Inc.	149	9,174
[1]Quantum Corp.	800	1,008
[1]Quest Software, Inc.	300	5,055
[1]Rackspace Hosting, Inc.	200	3,412
[1]Rambus, Inc.	396	6,890
[1]RealNetworks, Inc.	180	670
[1]Red Hat, Inc.	909	25,125
1RF Micro Devices, Inc.	1,000	5,430
[1]RightNow Technologies, Inc.	100	1,444
[1]Riverbed Technology, Inc.	300	6,588
[1]Rofin-Sinar Technologies, Inc.	120	2,755
[1]Rogers Corp.	56	1,678
Roper Industries, Inc.	466	23,757
[1]Rovi Corp.	521	17,506
[1]Rudolph Technologies, Inc.	100	740
1S1 Corp.	200	1,236
1SAIC, Inc.	900	15,786
[1]salesforce.com, Inc.	550	31,311
[1]SanDisk Corp.	1,100	23,870
[1]Sapient Corp.	300	2,412
[1]ScanSource, Inc.	100	2,832
[1]Seachange International, Inc.	200	1,500
Seagate Technology	2,388	36,321
[1]Semtech Corp.	210	3,572
[1]ShoreTel, Inc.	300	2,343
[1]Shutterfly, Inc.	100	1,663
[1]Sigma Designs, Inc.	100	1,453
[1]Silicon Graphics International Corp.	110	738
[1]Silicon Image, Inc.	200	486
[1]Silicon Laboratories, Inc.	250	11,590
[1]Skyworks Solutions, Inc.	833	11,029
[1]Smith Micro Software, Inc.	100	1,236
[1]Sohu.com, Inc.	200	13,756
Solera Holdings, Inc.	300	9,333
[1]SonicWALL, Inc.	300	2,520
[1]Sonus Networks, Inc.	1,600	3,392
[1]Sourcefire, Inc.	100	2,147
1SPSS, Inc.	100	4,995

1SRA International, Inc.	150	3,239
[1]Standard Microsystems Corp.	100	2,321
[1]Stanley, Inc.	100	2,572
1STEC, Inc.	200	5,878
[1]Stratasys, Inc.	100	1,716
[1]SuccessFactors, Inc.	300	4,221
[1]Sun Microsystems, Inc.	3,400	30,906
[1]Supertex, Inc.	100	3,000
[1]Switch & Data Facilities Co., Inc.	100	1,361
[1]Sybase, Inc.	378	14,704
[1]Sycamore Networks, Inc.	1,060	3,201
1SYKES Enterprises, Inc.	200	4,164
[1]Symantec Corp.	3,800	62,586
[1]Synaptics, Inc.	150	3,780
[1]Synchronoss Technologies, Inc.	87	1,085
1SYNNEX Corp.	100	3,048
[1]Synopsys, Inc.	642	14,394
Syntel, Inc.	100	4,773
[1]Take-Two Interactive Software, Inc.	285	3,195
[1]Taleo Corp.	100	2,264
[1]Taser International, Inc.	200	944
[1]Tech Data Corp.	280	11,651
Technitrol, Inc.	100	921
[1]Tekelec	300	4,929
[1]TeleCommunication Systems, Inc.	240	2,006
[1]Teledyne Technologies, Inc.	150	5,398
[1]Tellabs, Inc.	1,593	11,024
[1]Teradata Corp.	826	22,732
[1]Teradyne, Inc.	700	6,475
[1]Tessera Technologies, Inc.	260	7,251
Texas Instruments, Inc.	5,900	139,771
[1]Thermo Electron Corp.	1,916	83,672
1THQ, Inc.	180	1,231
1TIBCO Software, Inc.	850	8,066
1TNS, Inc.	100	2,740
[1]TradeStation Group, Inc.	300	2,445
[1]Trident Microsystems, Inc.	180	466
[1]Trimble Navigation Ltd.	584	13,963
[1]Triquint Semiconductor, Inc.	600	4,632
1TTM Technologies, Inc.	200	2,294
Tyco Electronics Ltd.	2,099	46,766
[1]Tyler Technologies, Inc.	100	1,709
[1]Ultimate Software Group, Inc.	100	2,872
[1]Ultratech, Inc.	200	2,646
[1]Unisys Corp.	1,674	4,470
United Online, Inc.	300	2,412
[1]Universal Display Corp.	100	1,194
1UTStarcom, Inc.	180	376
[1]ValueClick, Inc.	312	4,115
[1]Varian Semiconductor Equipment Associates, Inc.	362	11,888
[1]Varian, Inc.	150	7,659
[1]Vasco Data Security International, Inc.	100	742
[1]Veeco Instruments, Inc.	100	2,332
[1]VeriFone Holdings, Inc.	260	4,131
[1]Verigy Ltd.	200	2,324
[1]VeriSign, Inc.	910	21,558

AARP Portfolios

U.S. Stock Market Portfolio (continued)

September 30, 2009 (unaudited)

Portfolio of investments

	Shares	Value
Common Stocks - (continued)
Information Technology - (continued)
[1]Viasat, Inc.	100	$2,658
[1]Vishay Intertechnology, Inc.	1,010	7,979
[1]VistaPrint NV	200	10,150
1VMware, Inc.	200	8,034
[1]Vocus, Inc.	100	2,089
[1]Volterra Semiconductor Corp.	200	3,674
[1]Waters Corp.	500	27,930
[1]Websense, Inc.	160	2,688
[1]Western Digital Corp.	1,003	36,640
Xerox Corp.	4,027	31,169
Xilinx, Inc.	1,288	30,165
[1]Yahoo!, Inc.	6,087	108,409
[1]Zebra Technologies Corp.	285	7,390
[1]Zoran Corp.	152	1,751

Total Information Technology		9,541,881

Materials - 4.0%
A.M. Castle & Co.	100	994
Air Products & Chemicals, Inc.	972	75,408
Airgas, Inc.	357	17,268
AK Steel Holding Corp.	590	11,641
Albemarle Corp.	300	10,380
Alcoa, Inc.	4,500	59,040
Allegheny Technologies, Inc.	400	13,996
[1]Allied Nevada Gold Corp.	300	2,937
[1]Alpha Natural Resources, Inc.	529	18,568
AMCOL International Corp.	100	2,289
American Vanguard Corp.	100	831
Ameron International Corp.	33	2,309
AptarGroup, Inc.	339	12,665
Arch Chemicals, Inc.	100	2,999
Arch Coal, Inc.	734	16,243
Ashland, Inc.	380	16,424
Balchem Corp.	100	2,630
Ball Corp.	436	21,451
Bemis Co.	530	13,732
[1]Brush Engineered Materials, Inc.	100	2,446
[1]Buckeye Technologies, Inc.	200	2,146
Cabot Corp.	335	7,742
[1]Calgon Carbon Corp.	194	2,877
Carpenter Technology Corp.	200	4,678
Celanese Corp.	648	16,200
[1]Century Aluminum Co.	200	1,870
CF Industries Holdings, Inc.	246	21,213
[1]Clearwater Paper Corp.	51	2,108
Cliffs Natural Resources, Inc.	640	20,710
[1]Coeur d’Alene Mines Corp.	262	5,371
Commercial Metals Co.	620	11,098
Compass Diversified Holdings	200	2,094
Compass Minerals International, Inc.	125	7,703
Consol Energy, Inc.	875	39,471
[1]Crown Holdings, Inc.	787	21,406

Cytec Industries, Inc.	238	7,728
Deltic Timber Corp.	100	4,577
Dow Chemical Co.	5,000	130,350
Eagle Materials, Inc.	234	6,688
Eastman Chemical Co.	356	19,060
Ecolab, Inc.	1,165	53,858
EI Du Pont de Nemours & Co.	4,200	134,988
Ferro Corp.	200	1,780
FMC Corp.	300	16,875
Freeport-McMoRan Copper & Gold, Inc.	1,900	130,359
[1]General Moly, Inc.	300	945
[1]GenTek, Inc.	100	3,804
Gibraltar Industries, Inc.	100	1,327
[1]GrafTech International Ltd.	600	8,820
[1]Graphic Packaging Holding Co.	300	693
Greif, Inc.	96	5,285
[1]Haynes International, Inc.	50	1,591
HB Fuller Co.	238	4,974
[1]Hecla Mining Co.	1,000	4,390
[1]Horsehead Holding Corp.	200	2,344
Huntsman Corp.	891	8,117
Innophos Holdings, Inc.	100	1,850
Innospec, Inc.	94	1,387
[1]International Coal Group, Inc.	400	1,612
International Flavors & Fragrances, Inc.	395	14,982
International Paper Co.	1,867	41,503
[1]Intrepid Potash, Inc.	200	4,718
[1]James River Coal Co.	100	1,911
Jarden Corp.	382	10,723
Kaiser Aluminum Corp.	50	1,818
[1]Louisiana-Pacific Corp.	730	4,869
1LSB Industries, Inc.	100	1,557
Lubrizol Corp.	326	23,296
Martin Marietta Materials, Inc.	187	17,217
Massey Energy Co.	400	11,156
MeadWestvaco Corp.	805	17,960
Minerals Technologies, Inc.	78	3,710
Monsanto Co.	2,600	201,240
Mosaic Co.	760	36,533
Myers Industries, Inc.	100	1,077
Neenah Paper, Inc.	100	1,177
NewMarket Corp.	60	5,582
Newmont Mining Corp.	2,200	96,844
[1]Northwest Pipe Co.	100	3,353
Nucor Corp.	1,456	68,447
Olin Corp.	300	5,232
Olympic Steel, Inc.	100	2,869
1OM Group, Inc.	106	3,221
[1]Owens-Illinois, Inc.	771	28,450
P.H. Glatfelter Co.	100	1,148
Packaging Corp. of America	500	10,200
[1]Pactiv Corp.	600	15,630
[1]Patriot Coal Corp.	400	4,704
Peabody Energy Corp.	1,263	47,009
[1]PolyOne Corp.	300	2,001
[2]Potlatch Corp.	181	5,150
PPG Industries, Inc.	790	45,986

AARP Portfolios

U.S. Stock Market Portfolio (continued)

September 30, 2009 (unaudited)

Portfolio of investments

	Shares	Value
Common Stocks - (continued)
Materials - (continued)
Praxair, Inc.	1,400	$114,366
Rayonier, Inc.	400	16,364
Rock-Tenn Co.	200	9,422
[1]Rockwood Holdings, Inc.	200	4,114
Royal Gold, Inc.	149	6,794
RPM International, Inc.	600	11,094
1RTI International Metals, Inc.	88	2,192
Schnitzer Steel Industries, Inc.	100	5,325
Schulman (A.), Inc.	100	1,993
Scotts Miracle-Gro Co.	206	8,848
Sealed Air Corp.	782	15,351
Sigma-Aldrich Corp.	594	32,064
Silgan Holdings, Inc.	100	5,273
[1]Solutia, Inc.	500	5,790
Sonoco Products Co.	430	11,842
Spartech Corp.	86	926
Steel Dynamics, Inc.	900	13,806
Stepan Co.	100	6,008
[1]Stillwater Mining Co.	100	672
[1]Symyx Technologies	60	397
Temple-Inland, Inc.	400	6,568
Texas Industries, Inc.	163	6,844
Titanium Metals Corp.	407	3,903
United States Steel Corp.	728	32,301
1USEC, Inc.	630	2,955
Valspar Corp.	466	12,820
Vulcan Materials Co.	600	32,442
Wausau Paper Corp.	100	1,000
Westlake Chemical Corp.	100	2,570
Weyerhaeuser Co.	980	35,917
Worthington Industries, Inc.	400	5,560
1WR Grace & Co.	300	6,522
Zep, Inc.	100	1,625
[1]Zoltek Cos., Inc.	100	1,050

Total Materials		2,190,331

Telecommunication Services - 3.1%
Alaska Communications Systems Group, Inc.	100	925
[1]American Tower Corp.	1,843	67,085
[1]Aruba Networks, Inc.	400	3,536
AT&T, Inc.	27,418	740,560
Atlantic Tele-Network, Inc.	100	5,342
[1]Cbeyond, Inc.	100	1,613
[1]Centennial Communications Corp.	373	2,977
CenturyTel, Inc.	1,379	46,334
[1]Cincinnati Bell, Inc.	740	2,590
Consolidated Communications Holdings, Inc.	100	1,601
[1]Crown Castle International Corp.	1,381	43,308
[1]EchoStar Corp.	141	2,603
1EMS Technologies, Inc.	100	2,082

Fairpoint Communications, Inc.	295	121
[1]Finisar Corp.	99	958
Frontier Communications Corp.	1,300	9,802
[1]General Communication, Inc.	100	686
[1]Global Crossing Ltd.	100	1,430
[1]Harris Stratex Networks, Inc.	447	3,129
[1]Hughes Communications, Inc.	100	3,034
1ICO Global Communications Holdings Ltd.	500	430
Iowa Telecommunications Services, Inc.	100	1,260
[1]iPCS, Inc.	45	783
1JDS Uniphase Corp.	797	5,667
[1]Leap Wireless International, Inc.	239	4,672
[1]Level 3 Communications, Inc.	7,454	10,361
[1]Liberty Global, Inc.	600	13,542
[1]Loral Space & Communications, Inc.	100	2,748
[1]MetroPCS Communications, Inc.	1,200	11,232
[1]NeuStar, Inc.	346	7,820
[1]Neutral Tandem, Inc.	100	2,276
1NII Holdings, Inc.	800	23,984
NTELOS Holdings Corp.	100	1,766
1PAETEC Holding Corp.	300	1,161
[1]Premiere Global Services, Inc.	200	1,662
Qwest Communications International, Inc.	7,131	27,169
1RCN Corp.	70	651
1SAVVIS, Inc.	100	1,582
1SBA Communications Corp.	490	13,245
Shenandoah Telecom Co.	100	1,795
[1]Sprint Nextel Corp.	12,900	50,955
[1]Starent Networks Corp.	200	5,084
[1]Syniverse Holdings, Inc.	300	5,250
Telephone & Data Systems, Inc.	223	6,915
Telephone & Data Systems, Inc. (Special Shares)	200	5,936
[1]TerreStar Corp.	400	916
Time Warner Cable, Inc.	1,646	70,926
[1]tw telecom, Inc.	648	8,716
1US Cellular Corp.	66	2,579
USA Mobility, Inc.	100	1,288
Verizon Communications, Inc.	13,208	399,806
[1]Vonage Holdings Corp.	200	278
Windstream Corp.	2,100	21,273

Total Telecommunication Services		1,653,444

Utilities - 4.2%
1AES Corp.	3,100	45,942
AGL Resources, Inc.	391	13,791
Allegheny Energy, Inc.	806	21,375
Allete, Inc.	100	3,357
Alliant Energy Corp.	527	14,677
Ameren Corp.	1,158	29,274
American Electric Power Co., Inc.	2,264	70,161
American States Water Co.	100	3,618
American Water Works Co., Inc.	700	13,958
Aqua America, Inc.	594	10,478
Atmos Energy Corp.	432	12,174
Avista Corp.	200	4,044

AARP Portfolios

U.S. Stock Market Portfolio (continued)

September 30, 2009 (unaudited)

Portfolio of investments

	Shares	Value
Common Stocks - (continued)
Utilities - (continued)
Black Hills Corp.	150	$3,776
California Water Service Group	100	3,894
[1]Calpine Corp.	1,600	18,432
CenterPoint Energy, Inc.	1,800	22,374
CH Energy Group, Inc.	70	3,102
Cleco Corp.	300	7,524
CMS Energy Corp.	1,100	14,740
Consolidated Edison, Inc.	1,274	52,158
Constellation Energy Group, Inc.	854	27,644
Dominion Resources, Inc.	2,700	93,150
DPL, Inc.	580	15,138
DTE Energy Co.	807	28,358
Duke Energy Corp.	6,072	95,573
[1]Dynegy, Inc.	1,836	4,682
Edison International	1,460	49,027
1El Paso Electric Co.	190	3,357
Empire District Electric Co.	150	2,714
[1]Enbridge Energy Management LLC	100	4,509
Energen Corp.	380	16,378
[1]EnerNOC, Inc.	100	3,316
Entergy Corp.	880	70,277
EQT Corp.	600	25,560
Exelon Corp.	3,057	151,688
FirstEnergy Corp.	1,430	65,380
FPL Group, Inc.	1,793	99,027
Great Plains Energy, Inc.	600	10,770
Hawaiian Electric Industries, Inc.	420	7,610
IDACORP, Inc.	175	5,038
Integrys Energy Group, Inc.	369	13,243
ITC Holdings Corp.	200	9,090
[1]Kinder Morgan Management LLC	376	17,804
Laclede Group, Inc.	120	3,859
Macquarie Infrastructure Co. LLC	168	1,514
MDU Resources Group, Inc.	808	16,847
MGE Energy, Inc.	100	3,648
[1]Mirant Corp.	800	13,144
Nalco Holding Co.	710	14,548
National Fuel Gas Co.	300	13,743
New Jersey Resources Corp.	240	8,714
Nicor, Inc.	269	9,843
NiSource, Inc.	1,254	17,418
Northeast Utilities	776	18,422
Northwest Natural Gas Co.	90	3,749
NorthWestern Corp.	170	4,153
1NRG Energy, Inc.	1,226	34,561
NSTAR	520	16,546
NV Energy, Inc.	986	11,428
OGE Energy Corp.	430	14,224
Oneok, Inc.	500	18,310
Ormat Technologies, Inc.	100	4,082
Otter Tail Corp.	190	4,547
Pepco Holdings, Inc.	967	14,389

[1]Perini Corp.	100	2,130
[1]Petrohawk Energy Corp.	1,400	33,894
PG&E Corp.	1,755	71,060
Piedmont Natural Gas Co.	300	7,182
Pinnacle West Capital Corp.	490	16,082
PNM Resources, Inc.	384	4,485
Portland General Electric Co.	300	5,916
PPL Corp.	1,700	51,578
Progress Energy, Inc.	1,287	50,270
Public Service Enterprise Group, Inc.	2,400	75,456
Questar Corp.	829	31,137
1RRI Energy, Inc.	1,674	11,952
SCANA Corp.	587	20,486
Sempra Energy	1,138	56,684
SJW Corp.	100	2,285
South Jersey Industries, Inc.	190	6,707
Southern Co.	3,681	116,577
Southern Union Co.	536	11,143
Southwest Gas Corp.	200	5,116
[1]Southwestern Energy Co.	1,608	68,630
Spectra Energy Corp.	3,000	56,820
TECO Energy, Inc.	949	13,362
UGI Corp.	451	11,302
UIL Holdings Corp.	100	2,639
UniSource Energy Corp.	160	4,920
Vectren Corp.	314	7,235
Westar Energy, Inc.	537	10,477
WGL Holdings, Inc.	200	6,628
Wisconsin Energy Corp.	605	27,328
Xcel Energy, Inc.	2,132	41,020

Total Utilities		2,266,372

Total Common Stocks - (Identified Cost $59,819,800)		53,620,368

Mutual Fund - 1.2%
AIM Prime Fund (At Net Asset Value)	$647,227	647,227

	Par Amount
U.S. Treasury - 0.2%
[4]United States Treasury Bill, 0.130%, 12/10/2009 (At Amortized Cost)	80,000	79,981

Total Investments - 100.6% (Identified Cost $60,547,008)		54,347,576

Other Assets & - Liabilities - Net(0.6)%		(307,729)

Total Net Assets100.0%		$54,039,847

[1]	Non-income producing security.
[2]	Real Estate Investment Trust (REIT).

AARP Portfolios

U.S. Stock Market Portfolio (continued)

September 30, 2009 (unaudited)

Portfolio of investments

[3]	Investments in non-controlled affiliate. The Portfolio owns shares of State Street Corp. with a cost basis of $118,980 at September 30, 2009.
[4]	Pledged as collateral to ensure the Portfolio is able to satisfy the obligation of its outstanding long futures contracts.
[5]

At September 30, 2009, the cost of investments for federal tax purposes was $60,547,008. The net unrealized depreciation of investments for federal tax purposes was $6,199,432. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $4,048,538 and net unrealized depreciation from investments for those securities having an excess of cost over value of $10,247,970.

At September 30, 2009, the Fund had the following outstanding long futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
Russell 2000 E Mini Index Futures	5	$301,500	December 2009	$6,073
S&P Mini 500 Index Futures	10	$526,450	December 2009	$7,827

Futures contracts are valued at the last sale at the market close or at the mean between the bid and asked price if last sale is not available.

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

For information on the Portfolio’s policies regarding valuation of investments and other significant accounting policies, please refer to the Portfolios most recent semi-annual or annual financial statements.

AARP Portfolios

U.S. Stock Market Portfolio (continued)

September 30, 2009 (unaudited)

Portfolio of investments

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. In accordance with FAS 157, fair value is defined as the price that the Portfolios would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy for measuring fair value and enhancing disclosure. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 - quoted prices in active markets for identical investments

•	Level 2 - other significant observable inputs (including quoted prices for similar events, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2009 in valuing the Portfolio’s investments carried at value:

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Consumer Discretionary	$5,862,246	$—	$—	$5,862,246
Consumer Staples	4,657,136	—	—	4,657,136
Energy	5,602,779	—	—	5,602,779
Financials	8,811,879	—	—	8,811,879
Health Care	6,701,762	—	—	6,701,762
Industrials	6,332,538	—	—	6,332,538
Information Technology	9,541,881	—	—	9,541,881
Materials	2,190,331	—	—	2,190,331
Telecommunication Services	1,653,444	—	—	1,653,444
Utilities	2,266,372	—	—	2,266,372

Total Common Stocks	53,620,368	—	—	53,620,368

Mutual Funds	647,227	—	—	647,227
U.S. Treasury	79,981	—	—	79,981

Total Investments	54,347,576	—	—	54,347,576

Futures	13,900	—	—	13,900
Total Financial Instruments	$13,900	$—	$—	$13,900

AARP Portfolios

International Stock Market Portfolio

September 30, 2009 (unaudited)

Portfolio of investments

	Shares	Value
Common Stocks - 69.6%
Aerospace & Defense - 0.5%
BAE Systems PLC	7,277	$40,663
Cobham PLC	2,413	8,452
European Aeronautic Defence and Space Co. NV	899	20,180
Finmeccanica SpA	840	14,844
Gamesa Corp. Tecnologica SA	390	8,735
[1]Rolls-Royce Group PLC	3,804	28,658
Safran SA	401	7,511
Singapore Technologies Engineering Ltd.	3,000	5,856
Smiths Group PLC	803	11,417
Thales SA	189	9,373

Total		155,689

Air Freight & Couriers - 0.3%
Deutsche Post AG	1,739	32,562
Hamburger Hafen und Logistik AG	54	2,432
TNT NV	816	21,892
Toll Holdings Ltd.	1,358	10,219
Yamato Holdings Co. Ltd.	1,000	16,479

Total		83,584

Airlines - 0.1%
[1]Air France-KLM	271	4,924
All Nippon Airways Co. Ltd.	1,000	2,882
[1]British Airways PLC	1,285	4,534
[1]Cathay Pacific Airways Ltd.	2,000	3,169
Deutsche Lufthansa AG	461	8,167
[1]Iberia Lineas Aereas de Espana SA	811	2,522
[1]Japan Airlines Corp.	2,000	2,949
Qantas Airways Ltd.	2,057	5,190
Singapore Airlines Ltd.	940	9,194

Total		43,531

Auto Components - 0.4%
Aisin Seiki Co. Ltd.	400	9,787
Bridgestone Corp.	1,300	23,399
Compagnie Generale des Etablissements Michelin	310	24,311
Denso Corp.	1,000	29,495
NGK Spark Plug Co. Ltd.	1,000	12,804
NOK Corp.	200	2,990
Nokian Renkaat, OYJ	230	5,360
Stanley Electric Co. Ltd.	300	6,100
Sumitomo Rubber Industries, Inc.	300	2,839
Toyoda Gosei Co. Ltd.	100	2,933
Toyota Boshoku Corp.	100	1,979
Toyota Industries Corp.	400	11,016

Total		133,013

Automobiles - 2.2%
Bayerische Motoren Werke AG	716	34,512
Daihatsu Motor Co. Ltd.	1,000	10,245
DaimlerChrysler AG	1,871	94,166

[1]Fiat SpA	1,687	21,692
[1]Fuji Heavy Industries Ltd.	1,000	3,899
Honda Motor Co. Ltd.	3,500	108,123
[1]Isuzu Motors Ltd.	3,000	6,368
[1]Mazda Motor Corp.	2,000	4,492
[1]Mitsubishi Motors Corp.	8,000	13,228
[1]Nissan Motor Co. Ltd.	5,100	34,587
[1]Peugeot SA	334	10,180
[1]Renault SA	398	18,552
Suzuki Motor Corp.	700	16,385
Toyota Motor Corp.	5,800	231,339
Volkswagen AG	186	30,564
Yamaha Motor Co. Ltd.	400	4,947

Total		643,279

Banks - 11.3%
77 Bank Ltd.	1,000	5,720
[1]Allied Irish Banks PLC	282	1,348
[1]Alpha Bank AE	784	14,451
Anglo Irish Bank Corp. PLC	1,621	—
[1]Aozora Bank Ltd.	1,000	1,452
Australia & New Zealand Banking Group Ltd.	4,856	104,480
Banca Carige SpA	1,495	4,461
Banca Intesa SpA (Certificates.-participating cumulative)	1,839	6,530
Banca Monte dei Paschi di Siena SpA	5,120	10,950
Banca Popolare di Milano SCRL	825	6,276
Banche Popolari Unite SCPA	1,265	19,412
Banco Bilbao Vizcaya Argentaria SA	7,498	133,047
Banco Comercial Portugues SA	4,792	7,087
Banco de Sabadell SA	1,952	14,435
Banco Espirito Santo SA	1,052	7,464
[1]Banco Popolare SCRL	1,389	13,319
Banco Popular Espanol SA	1,674	16,774
Banco Santander Central Hispano SA	17,064	274,583
Banco Santander SA	67	1,085
Bank of Cyprus Public Co. Ltd.	1,230	9,356
Bank of East Asia Ltd.	3,365	12,157
[1]Bank of Ireland	292	1,461
Bank of Kyoto Ltd.	1,000	9,217
Bank of Yokohama Ltd.	3,000	14,748
Bankinter SA	654	8,252
[1]Barclays PLC	23,365	138,338
Bendigo Bank Ltd.	583	4,834
BNP Paribas	1,774	141,692
BOC Hong Kong Holdings Ltd.	8,000	17,548
Chiba Bank Ltd.	2,000	12,424
[1]Commerzbank AG	1,426	18,075
Commonwealth Bank of Australia	3,211	146,586
Credit Agricole SA	1,829	38,207
Credit Suisse Group	2,371	131,386
[1]Danske Bank A/S	1,010	26,445
DBS Group Holdings Ltd.	3,500	32,990
Deutsche Bank AG	1,252	96,052
[1]Deutsche Postbank AG	176	6,223
[1]Dexia SA	1,144	10,543
1DnB NOR ASA	1,600	18,521

1

AARP Portfolios

International Stock Market Portfolio (continued)

September 30, 2009 (unaudited)

Portfolio of investments

	Shares	Value
Common Stocks - (continued)
Banks - (continued)
1EFG Eurobank Ergasias SA	658	$10,348
Erste Bank der Oesterreichischen Sparkassen AG	393	17,557
Fukuoka Financial Group, Inc.	2,000	8,335
Gunma Bank Ltd.	1,000	5,519
Hachijuni Bank Ltd.	1,000	5,586
Hang Seng Bank Ltd.	1,600	23,040
Hiroshima Bank Ltd.	1,000	4,145
HSBC Holdings PLC	36,607	419,422
[1]Intesa Sanpaolo SpA	16,195	71,606
Investec PLC	865	6,340
Iyo Bank Ltd.	1,000	9,050
Joyo Bank Ltd.	1,000	4,927
Julius Baer Holding AG	439	21,894
1KBC Groep NV	331	16,620
[1]Lloyds TSB Group PLC	33,690	55,905
Mediobanca SpA	1,068	14,592
Mitsubishi UFJ Financial Group, Inc.	19,600	105,549
Mizuho Financial Group, Inc.	26,200	52,104
National Australia Bank Ltd.	3,976	107,889
[1]National Bank of Greece SA	1,263	45,266
[1]Natixis	2,123	12,795
Nishi-Nippon City Bank Ltd.	1,000	2,536
Nordea Bank AB	7,068	71,108
OKO Bank PLC	312	3,560
Oversea-Chinese Banking Corp. Ltd.	5,173	28,823
[1]Piraeus Bank SA	649	12,029
Raiffeisen International Bank Holding AG	119	7,757
Resona Holdings, Inc.	1,100	14,195
[1]Royal Bank of Scotland Group PLC	34,726	29,424
Sapporo Hokuyo Holdings, Inc.	600	2,138
Seven Bank Ltd.	1	2,480
[1]Shinsei Bank Ltd.	2,000	3,084
Shizuoka Bank Ltd.	1,000	10,592
[1]Skandinaviska Enskilda Banken AB	3,310	22,295
Societe Generale	958	77,078
Standard Chartered PLC	4,250	104,869
Sumitomo Mitsui Financial Group, Inc.	1,900	66,443
Suncorp-Metway Ltd.	2,819	22,083
Suruga Bank Ltd.	1,000	9,486
Svenska Handelsbanken	1,050	26,785
[1]Swedbank AB	800	7,624
[1]UniCredito Italiano SpA	29,901	116,788
United Overseas Bank Ltd.	3,000	35,730
Westpac Banking Corp.	6,042	139,911
Wing Hang Bank Ltd.	510	5,034

Total		3,378,270

Beverages - 1.3%
[1]Anheuser-Busch InBev NV	640	3
Asahi Breweries Ltd.	800	14,676

Carlsberg A/S	260	18,826
Coca-Cola Amatil Ltd.	1,162	10,056
Coca-Cola West Holdings Co. Ltd.	100	1,963
Diageo PLC	5,184	79,636
Foster’s Group Ltd.	4,089	20,019
Fraser and Neave Ltd.	2,000	5,636
Heineken Holding NV	234	9,542
Heineken NV	510	23,504
InBev NV	1,493	68,153
Ito En Ltd.	100	1,857
Kirin Brewery Co. Ltd.	2,000	30,747
Lion Nathan Ltd.	667	6,737
Pernod-Ricard SA	419	33,264
SABMiller PLC	1,869	45,131
Sapporo Holdings Ltd.	1,000	5,117

Total		374,867

Biotechnology - 0.0%
Grifols SA	272	5,179

Building Products - 0.3%
Asahi Glass Co. Ltd.	2,000	16,200
Assa Abloy AB	680	11,041
Cie de Saint-Gobain	759	39,360
Geberit AG	82	12,581
JS Group Corp.	500	8,799
Nippon Sheet Glass Co. Ltd.	1,000	3,352
TOTO Ltd.	1,000	6,279

Total		97,612

Chemicals - 2.0%
Akzo Nobel NV	476	29,479
Asahi Kasei Corp.	3,000	15,318
BASF AG	1,943	102,920
Bayer AG	1,582	109,579
Daicel Chemical Industries, Ltd.	1,000	6,055
Dainippon Ink and Chemicals, Inc.	1,000	1,430
Denki Kagaku Kogyo K. K.	1,000	4,134
GEA Group AG	322	6,717
Givaudan SA	14	10,483
JSR Corp.	400	8,223
K+S AG	330	18,001
Kaneka Corp.	1,000	7,206
Kansai Paint Co. Ltd.	1,000	7,821
Koninklijke DSM NV	301	12,571
Kuraray Co. Ltd.	500	5,475
Lonza Group AG	98	10,672
Mitsubishi Chemical Holdings Corp.	2,500	10,418
Mitsubishi Gas Chemical Co., Inc.	1,000	5,452
Mitsubishi Rayon Co. Ltd.	1,000	3,441
Mitsui Chemicals, Inc.	1,000	3,575
Novozymes A/S	110	10,348
Nufarm Ltd.	326	3,264
Orica Ltd.	728	15,092
Shin-Etsu Chemical Co. Ltd.	900	55,505
Showa Denko K.K.	2,000	4,089
Solvay SA	122	12,662
Sumitomo Chemical Co. Ltd.	3,000	12,536

2

AARP Portfolios

International Stock Market Portfolio (continued)

September 30, 2009 (unaudited)

Portfolio of investments

	Shares	Value
Common Stocks - (continued)
Chemicals - (continued)
Syngenta AG	203	$46,581
Taiyo Nippon Sanso Corp.	1,000	11,943
Teijin Ltd.	2,000	6,257
Tokuyama Corp.	1,000	7,352
Toray Industries, Inc.	3,000	18,234
Tosoh Corp.	1,000	2,536
Ube Industries Ltd.	2,000	5,273
Wacker Chemie AG	33	5,146
Yara International ASA	350	11,010

Total		606,798

Commercial Services & Supplies - 0.5%
Adecco SA	257	13,647
Benesse Corp.	200	9,832
Bureau Veritas SA	86	4,851
Capita Group PLC	1,280	14,799
Dai Nippon Printing Co. Ltd.	1,000	13,809
Group 4 Securicor PLC	2,609	9,210
Hakuhodo DY Holdings, Inc.	50	2,732
Invensys PLC	1,783	8,305
Legrand SA	202	5,617
Mitsubishi UFJ Lease & Finance Co. Ltd.	120	3,633
PagesJaunes Groupe SA	249	3,228
[1]Randstad Holdings NV	220	9,499
Secom Co. Ltd.	400	20,200
Securitas AB	680	6,558
Serco Group PLC	988	7,984
SGS SA	10	13,444
Societe BIC SA	54	3,839
Toppan Printing Co. Ltd.	1,000	9,497

Total		160,684

Communications Equipment - 0.7%
[1]Alcatel SA	4,792	21,430
Nokia OYJ	8,020	117,907
Telefonaktiebolaget LM Ericsson	6,190	62,097

Total		201,434

Computers & Peripherals - 0.3%
[1]Elpida Memory, Inc.	200	2,630
Fujitsu Ltd.	4,000	26,233
[1]Logitech International SA	381	6,936
Mitsumi Electric Co. Ltd.	200	4,330
1NEC Corp.	4,000	12,603
[1]Toshiba Corp.	8,000	42,098

Total		94,830

Construction & Engineering - 0.6%
Acciona SA	60	8,163
Actividades de Construction y Servicios SA (ACS)	296	15,432
Alstom SA	419	30,567
Amec PLC	730	8,819

Balfour Beatty PLC	1,055	5,436
Eiffage SA	79	5,032
Fomento de Construcciones y Contratas SA	100	4,681
Grupo Ferrovial SA	131	6,265
HOCHTIEF AG	83	6,321
[1]Husqvarna AB, Series B	896	6,215
Italcementi SpA	146	1,232
JGC Corp.	1,000	20,513
Kajima Corp.	2,000	5,139
Kinden Corp.	1,000	8,391
Kurita Water Industries Ltd.	200	7,195
Leighton Holdings Ltd.	310	9,891
Obayashi Corp.	1,000	4,391
SembCorp Industries Ltd.	2,000	4,812
Shimizu Corp.	1,000	3,944
Skanska AB	1,080	15,834
Taisei Corp.	2,000	3,977

Total		182,250

Construction Materials - 0.5%
Boral Ltd.	1,272	6,833
Cimpor Cimentos de Portugal SGPS SA	466	3,848
CRH PLC	940	25,996
CRH PLC	498	13,827
CSR Ltd.	2,218	3,678
Fletcher Building Ltd.	1,118	6,750
[1]Holcim Ltd.	511	35,014
Imerys SA	67	3,843
Italcementi SpA	120	1,847
[1]James Hardie Industries NV	800	5,547
Lafarge SA	416	37,213
[1]Taiheiyo Cement Corp.	2,000	2,681
Titan Cement Co. SA	110	3,798

Total		150,875

Containers & Packaging - 0.1%
Amcor Ltd.	1,842	8,905
Rexam PLC	1,399	5,843
Toyo Seikan Kaisha Ltd.	300	5,788

Total		20,536

Distributors - 0.3%
ABC-Mart, Inc.	100	3,123
Li & Fung Ltd.	4,200	17,233
Metcash Ltd.	1,626	6,455
Olam International Ltd.	2,100	3,726
Reckitt Benckiser Group PLC	1,249	61,119

Total		91,656

Diversified Financials - 2.2%
3i Group PLC	2,046	9,449
Acom Co. Ltd.	100	1,544
Aeon Credit Service Co. Ltd.	100	1,010
Australian Stock Exchange Ltd.	361	11,210
Banco de Valencia SA	432	4,051
Bgp Holdings PLC Post Spin Shares	20,484	—
[1]Cattles PLC	24	3
Chinese Estates Holdings Ltd.	2,060	3,572

3

AARP Portfolios

International Stock Market Portfolio (continued)

September 30, 2009 (unaudited)

Portfolio of investments

	Shares	Value
Common Stocks - (continued)
Diversified Financials - (continued)
Credit Saison Co. Ltd.	300	$3,539
Criteria Caixacorp SA	1,788	9,181
Daiwa Securities Group, Inc.	3,000	15,519
Deutsche Boerse AG	422	34,477
Eurazeo	56	3,659
Exor SpA	175	3,238
Experian Group Ltd.	2,127	17,920
F&C Asset Management PLC	494	613
[1]Fortis NV	4,985	23,343
Groupe Bruxelles Lambert SA	168	15,512
GS Yuasa Corp.	1,000	9,161
Hokuhoku Financial Group, Inc.	2,000	4,692
Hong Kong Exchanges and Clearing Ltd.	2,000	36,258
ICAP PLC	1,044	7,062
1ING Groep NV	4,054	72,351
Investor AB	1,000	18,236
Jafco Co. Ltd.	100	3,067
Keppel Corp. Ltd.	3,000	17,247
London Stock Exchange Group PLC	301	4,123
Macquarie Group Ltd.	622	32,258
Man Group PLC	3,534	18,730
[1]Marfin Investment Group SA	1,304	5,608
Matsui Securities Co. Ltd.	200	1,636
Mediolanum SpA	422	2,935
Mitsui Trust Holdings, Inc.	2,000	7,441
[1]Mizuho Trust & Banking Co. Ltd.	3,000	3,184
Nomura Holdings, Inc.	5,200	32,128
ORIX Corp.	190	11,633
Pargesa Holding SA	57	4,916
Perpetual Ltd.	74	2,555
[1]Promise Co. Ltd.	100	547
Schroders PLC	261	4,565
Shinko Securities Co. Ltd.	1,000	3,653
Singapore Exchange Ltd.	2,000	11,953
Sony Financial Holdings, Inc.	2	5,763
Sumitomo Trust & Banking Co. Ltd.	3,000	15,988
Swire Pacific Ltd.	1,500	17,671
1UBS AG	7,526	137,588
Yamaguchi Financial Group, Inc.	1,000	10,402

Total		661,191

Diversified Telecommunication Services - 2.9%
Belgacom SA	351	13,668
BT Group PLC	16,753	34,851
Deutsche Telekom AG	5,896	80,471
Elisa OYJ	280	5,743
France Telecom SA	3,798	101,145
Hellenic Telecommunications Organization SA	560	9,257
Hutchison Telecommunications Hong Kong Holdings Ltd.	3,000	503

Hutchison Telecommunications International Ltd.	3,000	623
Iliad SA	32	3,604
[1]Millicom International Cellular SA	149	10,869
Mobistar SA	60	4,151
Nippon Telegraph & Telephone Corp.	1,100	51,126
PCCW Ltd.	8,000	2,096
Portugal Telecom SGPS SA	1,269	13,431
Prysmian SpA	217	4,070
Royal KPN NV	3,597	59,643
Singapore Telecommunications Ltd.	16,300	37,600
Swisscom AG	50	17,865
Tele2 AB	637	8,444
Telecom Corp. of New Zealand Ltd.	4,128	7,939
Telecom Italia SpA	21,715	38,087
Telecom Italia SpA (RNC-Participating Cumulative)	12,482	15,338
Telefonica SA	8,894	245,315
Telekom Austria AG	735	13,246
[1]Telenor ASA	1,700	19,679
TeliaSonera AB	4,670	30,652
Telstra Corp. Ltd.	9,519	27,459

Total		856,875

Electric Utilities - 2.6%
BKW FMB Energie AG	32	2,772
Cheung Kong Infrastructure Holdings Ltd.	1,000	3,587
Chubu Electric Power Co., Inc.	1,400	34,099
Chugoku Electric Power Co., Inc.	600	13,233
CLP Holdings Ltd.	4,500	30,658
[1]Contact Energy Ltd.	511	2,128
Drax Group PLC	739	5,576
E.ON AG	4,022	170,506
1EDP Renovaveis SA	435	4,782
Electric Power Development Co.	300	9,536
Electricite de France	486	28,822
Enel SpA	13,645	86,579
Energias de Portugal SA	3,801	17,404
Hokkaido Electric Power Co., Inc.	400	8,348
Hokuriku Electric Power Co.	400	10,212
HongKong Electric Holdings	3,000	16,490
Iberdrola Renovables	1,809	8,892
Iberdrola SA	7,723	75,750
International Power PLC	3,126	14,456
Kansai Electric Power Co., Inc.	1,600	38,791
Kyushu Electric Power Co., Inc.	800	18,189
[1]Public Power Corp.	210	4,673
Red Electrica de Espana	224	11,459
Scottish & Southern Energy PLC	1,983	37,222
Shikoku Electric Power Co., Inc.	400	12,245
Solarworld AG	167	4,055
Terna SpA	2,474	9,645
Tohoku Electric Power Co., Inc.	900	20,111
Tokyo Electric Power Co., Inc.	2,500	65,778

4

AARP Portfolios

International Stock Market Portfolio (continued)

September 30, 2009 (unaudited)

Portfolio of investments

	Shares	Value
Common Stocks - (continued)
Electric Utilities - (continued)
Verbund - Oesterreichische Elektrizitatswirtschafts-AG	156	$7,884

Total		773,882

Electrical Equipment - 1.5%
1ABB Ltd.	4,563	91,467
Fanuc Ltd.	400	35,976
[1]Fuji Electric Holdings Co. Ltd.	1,000	1,855
Furukawa Electric Co. Ltd.	1,000	4,078
Matsushita Electric Works Ltd.	1,000	11,988
[1]Mitsubishi Electric Corp.	4,000	30,389
Nitto Denko Corp.	300	9,217
Schneider Electric SA	482	48,835
Siemens AG	1,710	158,293
Sumitomo Electric Industries Ltd.	1,600	20,986
Ushio, Inc.	200	3,497
[1]Vestas Wind Systems A/S	470	33,963

Total		450,544

Electronic Equipment & Instruments - 0.7%
Citizen Watch Co. Ltd.	700	3,949
Hirose Electric Co. Ltd.	100	11,307
Hitachi Chemical Co. Ltd.	200	4,098
[1]Hitachi Ltd.	7,000	21,585
Hoya Corp.	900	21,317
Ibiden Co. Ltd.	300	11,195
Keyence Corp.	100	21,429
Kyocera Corp.	300	27,920
Mabuchi Motor Co. Ltd.	100	5,106
Nidec Corp.	200	16,290
Nippon Electric Glass Co. Ltd.	1,000	9,150
Omron Corp.	400	7,571
Rohm Co. Ltd.	200	14,033
Shimadzu Corp.	1,000	7,262
TDK Corp.	200	11,597
Yaskawa Electric Corp.	1,000	7,240
Yokogawa Electric Corp.	500	4,441

Total		205,490

Energy Equipment & Services - 0.3%
[1]Cie Generale de Geophysique-Veritas	284	6,624
Fugro NV	137	7,909
[1]Renewable Energy Corp. AS	525	4,606
Saipem SpA	563	16,950
SBM Offshore NV	318	6,759
[1]SeaDrill Ltd.	576	12,020
Technip SA	209	13,345
WorleyParsons Ltd.	340	8,911

Total		77,124

Food & Drug Retailing - 1.4%
Cadbury PLC	2,801	35,992
Carrefour SA	1,333	60,449

Casino Guichard Perrachon SA	115	9,118
Colruyt SA	34	7,988
Delhaize Group	208	14,435
FamilyMart Co. Ltd.	100	3,229
J Sainsbury PLC	2,260	11,753
Kesko OYJ	160	5,360
Koninklijke Ahold NV	2,579	31,011
Lawson, Inc.	100	4,659
1MEIJI Holdings Co. Ltd.	100	4,279
Seven & I Holdings Co. Ltd.	1,600	38,433
Tesco PLC	16,564	105,917
WM Morrison Supermarkets PLC	4,456	19,773
Woolworths Ltd.	2,537	65,462

Total		417,858

Food Products - 2.1%
Ajinomoto Co., Inc.	1,000	10,044
[1]Aryzta AG	172	6,962
Associated British Foods PLC	758	10,274
Coca Cola Hellenic Bottling Co. SA	350	9,313
[1]Genting International PLC	6,000	4,770
[1]Golden Agri-Resources Ltd.	13,384	4,085
Goodman Fielder Ltd.	2,884	4,249
Groupe DANONE	1,168	70,360
Incitec Pivot Ltd.	3,477	8,680
Kerry Group PLC	25	713
Kerry Group PLC	260	7,435
Kikkoman Corp.	1,000	12,491
Lindt & Spruengli AG	2	4,849
Nestle SA	7,643	325,268
Nippon Meat Packers, Inc.	1,000	12,893
Nisshin Seifun Group, Inc.	500	7,016
Nissin Food Products Co. Ltd.	100	3,855
Parmalat SpA	3,496	9,661
Suedzucker AG	163	3,302
Unilever NV	3,380	97,381
Wilmar International Ltd.	2,000	8,972
Yakult Honsha Co. Ltd.	200	5,352

Total		627,925

Gas Utilities - 0.5%
AGL Energy Ltd.	933	11,251
Centrica PLC	10,539	42,431
Enagas	373	7,792
Gas Natural SDG SA	458	10,117
Hong Kong & China Gas Co.	8,360	21,121
Osaka Gas Co. Ltd.	4,000	14,077
Snam Rete Gas SpA	3,353	16,309
Toho Gas Co. Ltd.	1,000	4,581
Tokyo Gas Co. Ltd.	5,000	20,837

Total		148,516

Health Care Equipment & Supplies - 0.7%
Air Liquide SA	520	59,143
Alfresa Holdings Corp.	100	4,089
BioMerieux	34	3,736
Cie Generale d’Optique Essilor International SA	411	23,415

5

AARP Portfolios

International Stock Market Portfolio (continued)

September 30, 2009 (unaudited)

Portfolio of investments

	Shares	Value
Common Stocks - (continued)
Health Care Equipment & Supplies - (continued)
Cochlear Ltd.	113	$6,655
Coloplast A/S	49	4,097
Getinge AB	433	7,260
[1]Luxottica Group SpA	283	7,328
Nobel Biocare Holding AG	235	7,768
Olympus Corp.	500	13,295
Phonak Holding AG	100	10,071
[1]Qiagen NV	433	9,185
Smith & Nephew PLC	1,833	16,440
Straumann Holding AG	15	3,878
Synthes, Inc.	123	14,805
Terumo Corp.	400	22,077
[1]William Demant Holding A/S	100	7,427

Total		220,669

Health Care Providers & Services - 0.1%
Celesio AG	173	4,768
Fresenius Medical Care AG & Co. KGaA	398	19,813
Fresenius SE	58	2,852
Mediceo Paltac Holdings Co. Ltd.	300	4,233
Sonic Healthcare Ltd.	826	10,354
Suzuken Co. Ltd.	100	3,463

Total		45,483

Hotels Restaurants & Leisure - 0.5%
Accor SA	315	17,529
Aristocrat Leisure Ltd.	764	3,538
[1]Autogrill SpA	172	2,078
Carnival PLC	333	11,361
City Developments Ltd.	1,000	7,325
Compass Group PLC	4,096	25,057
Crown Ltd.	943	7,429
Intercontinental Hotels Group PLC	520	6,761
Ladbrokes PLC	1,308	3,922
Lottomatica SpA	121	2,710
McDonald’s Holdings Co. Japan Ltd.	100	2,005
OPAP SA	460	11,857
Oriental Land Co. Ltd.	100	7,061
Shangri-La Asia Ltd.	2,000	3,768
Sky City Entertainment Group Ltd.	810	1,903
Sodexho Alliance SA	196	11,738
TABCORP Holdings Ltd.	1,180	7,422
Thomas Cook Group PLC	1,002	3,725
1TUI AG	428	4,414
TUI Travel PLC	1,127	4,591
UOL Group Ltd.	1,000	2,442
Whitbread PLC	364	7,083

Total		155,719

Household Durables - 0.9%
Casio Computer Co. Ltd.	400	3,276
Daito Trust Construction Co. Ltd.	200	8,759
Daiwa House Industry Co. Ltd.	1,000	10,502

[1]Electrolux AB	532	12,161
Koninklijke Philips Electronics NV	2,009	48,903
Makita Corp.	200	6,368
Matsushita Electric Industrial Co. Ltd.	4,100	60,603
RINNAI CORP	100	4,737
[1]Sanyo Electric Co. Ltd.	3,000	7,139
Sekisui Chemical Co. Ltd.	1,000	5,832
Sekisui House Ltd.	1,000	9,050
Sharp Corp.	2,000	22,301
Sony Corp.	2,100	62,293

Total		261,924

Household Products - 0.2%
Henkel KGaA	276	10,025
Kao Corp.	1,100	27,283
Uni-Charm Corp.	100	9,519

Total		46,827

Industrial Conglomerates - 0.5%
Aeon Mall Co. Ltd.	100	2,088
Brambles Ltd.	2,878	20,514
Burberry Group PLC	870	7,010
Hopewell Holdings Ltd.	1,000	3,142
Hutchison Whampoa Ltd.	5,000	36,032
Jeronimo Martins SGPS SA	479	4,194
Noble Group Ltd.	3,400	5,912
NWS Holdings Ltd.	2,128	4,135
Orkla ASA	1,718	16,186
[1]Pirelli & C SpA	5,630	3,014
Tomkins PLC	1,695	5,116
Wesfarmers Ltd.	322	7,542
Wesfarmers Ltd.-PPS	2,092	48,886

Total		163,771

Insurance - 3.1%
Admiral Group PLC	376	6,961
[1]Aegon NV	2,905	24,652
Aioi Insurance Co. Ltd.	1,000	5,117
Alleanza Assicurazioni SpA	825	7,440
Allianz AG	954	119,139
AMP Ltd.	4,267	24,542
Assicurazioni Generali SpA	2,220	60,826
Aviva PLC	5,751	41,238
AXA Asia Pacific Holdings Ltd.	2,252	8,681
AXA SA	3,247	87,873
Baloise Holding AG	109	10,399
CNP Assurances	77	7,843
Fondiaria-SAI SpA	141	2,964
Friends Provident Group PLC	4,940	6,577
[1]Hannover Rueckversicherung AG	128	5,866
Insurance Australia Group Ltd.	4,653	15,516
Irish Life & Permanent PLC	120	1,001
Legal & General Group PLC	12,307	17,291
Mapfre SA	1,393	6,229
Millea Holdings, Inc.	1,500	43,573
Mitsui Sumitomo Insurance Group Holdings, Inc.	900	24,887
Muenchener Rueckversicherungs AG	428	68,264

6

AARP Portfolios

International Stock Market Portfolio (continued)

September 30, 2009 (unaudited)

Portfolio of investments

	Shares	Value
Common Stocks - (continued)
Insurance - (continued)
Nipponkoa Insurance Co. Ltd.	1,000	$6,279
Old Mutual PLC	10,816	17,308
Prudential PLC	5,289	50,908
QBE Insurance Group Ltd.	2,195	46,588
Sampo OYJ	891	22,432
SCOR SE	355	9,701
Sompo Japan Insurance, Inc.	2,000	13,496
Standard Life PLC	4,715	16,523
[1]Swiss Life Holding	58	6,853
Swiss Reinsurance	743	33,496
T&D Holdings, Inc.	500	13,575
[1]Topdanmark A/S	50	7,555
TrygVesta A/S	53	4,051
[1]Unipol Gruppo Finanziario SpA	1,422	2,157
Wiener Staedtische Versicherung AG	82	4,678
Zurich Financial Services AG	307	72,930

Total		925,409

Internet & Catalog Retail - 0.0%
Dena Co. Ltd.	1	2,771
Rakuten, Inc.	13	8,685

Total		11,456

Internet Software & Services - 0.2%
SBI Holdings, Inc.	34	6,746
Softbank Corp.	1,600	35,270
[1]United Internet AG	267	4,027
Yahoo! Japan Corp.	31	10,564

Total		56,607

IT Consulting & Services - 0.2%
[1]Atos Origin SA	86	4,340
Cap Gemini SA	304	15,918
Computershare Ltd.	963	9,481
Indra Sistemas SA	200	4,985
Itochu Techno-Solutions Corp.	100	3,089
Nomura Research Institute Ltd.	200	4,771
NTT Data Corp.	3	9,640
Obic Co. Ltd.	10	1,697

Total		53,921

Leisure Equipment & Products - 0.2%
Fuji Photo Film Co. Ltd.	1,000	30,054
Konica Minolta Holdings, Inc.	1,000	9,508
Namco Bandai Holdings, Inc.	400	4,107
Sankyo Co. Ltd.	100	6,279
Shimano, Inc.	100	4,335
Tattersall’s Ltd.	2,323	5,205
Yamaha Corp.	300	3,560

Total		63,048

Machinery - 1.3%
Alfa Laval AB	800	9,378
Amada Co. Ltd.	1,000	6,748

Atlas Copco AB, Series A	1,393	17,927
Atlas Copco AB, Series B	816	9,297
Daikin Industries Ltd.	500	18,044
1HINO MOTORS, LTD.	1,000	3,810
Hitachi Construction Machinery Co. Ltd.	200	4,306
[1]Ishikawajima-Harima Heavy Industries Co. Ltd.	3,000	6,100
Japan Steel Works Ltd.	1,000	11,530
JTEKT Corp.	400	4,675
Kawasaki Heavy Industries Ltd.	3,000	7,642
Komatsu Ltd.	2,000	37,584
Kubota Corp.	2,000	16,692
Linde AG	312	33,811
MAN AG	225	18,564
Metso OYJ	290	8,158
Minebea Co. Ltd.	1,000	4,603
Mitsubishi Heavy Industries Ltd.	6,000	22,792
Mitsui Engineering & Shipbuilding Co. Ltd.	1,000	2,603
NGK Insulators Ltd.	1,000	23,239
NSK Ltd.	1,000	6,223
NTN Corp.	1,000	4,156
Sandvik AB	2,144	23,659
Scania AB	700	8,677
Schindler Holding AG	48	3,377
SembCorp Marine Ltd.	1,400	3,160
SMC Corp.	100	12,334
[1]Sumitomo Heavy Industries Ltd.	1,000	4,894
THK Co. Ltd.	200	3,928
Volvo AB, Series A	2,300	21,260
Volvo AB, Series B	914	8,187
Wartsila OYJ	200	8,011
Zardoya Otis SA	269	5,836

Total		381,205

Marine - 0.2%
A.P. Moller - Maersk A	1	6,681
A.P. Moller-Maersk Group A/S	2	13,755
Cosco Corp. Singapore Ltd.	2,000	1,703
Kamigumi Co. Ltd.	1,000	8,189
[1]Kawasaki Kisen Kaisha Ltd.	1,000	3,720
Mitsui OSK Lines Ltd.	2,000	11,888
Neptune Orient Lines Ltd.	1,000	1,263
Nippon Yusen Kabushiki Kaisha	2,000	7,754
Orient Overseas International Ltd.	1,000	5,110

Total		60,063

Media - 1.0%
British Sky Broadcasting PLC	2,372	21,692
Dentsu, Inc.	400	9,340
Eutelsat Communications	186	5,651
Fuji Television Network, Inc.	1	1,642
Gestevision Telecinco SA	184	2,320
1JC Decaux SA	134	2,901
John Fairfax Holdings Ltd.	4,676	7,074
Jupiter Telecommunications Co. Ltd.	6	5,819
Lagardere SCA	244	11,361
M6-Metropole Television	111	2,918

7

AARP Portfolios

International Stock Market Portfolio (continued)

September 30, 2009 (unaudited)

Portfolio of investments

	Shares	Value
Common Stocks - (continued)
Media - (continued)
Mediaset SpA	1,585	$11,083
Pearson PLC	1,683	20,764
Publicis Groupe	273	10,947
Reed Elsevier NV	1,358	15,316
Reed Elsevier PLC	2,486	18,630
Sanoma-WSOY OYJ	190	4,194
SES-FDR	587	13,310
Singapore Press Holdings Ltd.	3,000	8,219
Television Broadcasts Ltd.	1,000	4,336
Television Francaise 1 (TFI)	255	4,480
Thomson Reuters Corp.	372	12,488
Toho Co. Ltd.	200	3,399
Tokyo Broadcasting System, Inc.	100	1,706
Vivendi SA	2,423	74,948
Wolters Kluwer NV	593	12,661
WPP PLC	2,770	23,803

Total		311,002

Metals & Mining - 3.9%
Acerinox SA	291	6,253
[1]Alumina Ltd.	5,814	9,386
[1]Anglo American PLC	2,731	87,097
Antofagasta PLC	839	10,197
ArcelorMittal	1,804	67,426
BHP Billiton Ltd.	7,049	234,616
BHP Billiton PLC	4,651	127,118
BlueScope Steel Ltd.	3,648	9,429
Daido Steel Co. Ltd.	1,000	3,642
Dowa Mining Co. Ltd.	1,000	6,078
Energy Resources of Australia Ltd.	147	3,269
Eramet	11	3,816
Eurasian Natural Resources Corp.	510	7,153
[1]Fortescue Metals Group Ltd.	2,681	9,035
Fresnillo PLC	396	4,892
Husqvarna AB. Series B NPV	840	13,182
JFE Holdings, Inc.	1,000	34,412
Johnson Matthey PLC	458	10,173
Kazakhmys PLC	435	7,476
[1]Kobe Steel Ltd.	5,000	8,770
Kone OYJ	315	11,575
[1]Lonmin PLC	333	8,920
Maruichi Steel Tube Ltd.	100	2,005
[1]Mitsubishi Materials Corp.	2,000	5,542
[1]Mitsui Mining & Smelting Co. Ltd.	1,000	2,570
Newcrest Mining Ltd.	1,040	29,266
Nippon Steel Corp.	11,000	40,311
Nisshin Steel Co. Ltd.	2,000	3,575
OneSteel Ltd.	2,595	6,936
Outokumpu OYJ	200	3,762
[1]Oxiana Ltd.	6,416	6,452
Randgold Resources Ltd.	169	11,834
Rautaruukki OYJ	180	4,318

Rio Tinto Ltd.	907	47,399
Rio Tinto PLC	2,846	121,528
Salzgitter AG	80	7,665
Sims Group Ltd.	313	6,304
SSAB Svenskt Stal AB, Class A	312	4,829
SSAB Svenskt Stal AB, Class B	250	3,529
Sumitomo Metal Industries Ltd.	7,000	17,284
Sumitomo Metal Mining Co. Ltd.	1,000	16,468
Tenaris SA	977	17,408
The Umicore Group	271	8,111
ThyssenKrupp AG	684	23,544
Tokyo Steel Manufacturing Co. Ltd.	200	2,458
Vallourec Group	122	20,667
Vedanta Resources PLC	306	9,313
Voestalpine AG	254	9,062
[1]Xstrata PLC	3,944	58,221
Yamato Kogyo Co. Ltd.	100	2,827

Total		1,177,103

Multi-line Retail - 0.4%
Aeon Co. Ltd.	1,300	12,476
Compagnie Nationale a Portefeuille	84	4,569
Harvey Norman Holdings Ltd.	1,080	4,097
Home Retail Group	1,905	8,288
Isetan Mitsukoshi Holdings Ltd.	640	7,372
J Front Retailing Co. Ltd.	1,000	6,044
Lifestyle International Holdings Ltd.	1,500	2,303
Marks & Spencer Group PLC	3,512	20,350
Marui Co. Ltd.	500	3,592
Metro AG	241	13,626
Next PLC	404	11,585
PPR SA	157	20,117
Takashimaya Co. Ltd.	1,000	8,022
UNY Co. Ltd.	300	2,252

Total		124,693

Multi-Utilities - 0.4%
ACEA SpA	235	3,075
AEM SpA	2,665	5,236
RWE AG	881	81,798
SP AusNet	2,967	2,316
United Utilities Group PLC	1,414	10,331
Veolia Environnement	777	29,769

Total		132,525

Office Electronics - 0.4%
Brother Industries Ltd.	500	6,011
Canon Marketing Japan, Inc.	100	1,775
Canon, Inc.	2,200	89,224
Neopost SA	63	5,652
Ricoh Co. Ltd.	1,000	14,614

Total		117,276

Oil & Gas - 6.1%
Aeroports de Paris	65	5,847
[1]Arrow Energy Ltd.	1,243	4,693
BG Group PLC	7,078	123,116
BP PLC	39,409	348,734
[1]Cairn Energy PLC	278	12,398

8

AARP Portfolios

International Stock Market Portfolio (continued)

September 30, 2009 (unaudited)

Portfolio of investments

	Shares	Value
Common Stocks - (continued)
Oil & Gas - (continued)
[1]Caltex Australia Ltd.	300	$3,205
Cosmo Oil Co. Ltd.	1,000	2,793
ENI SpA	5,408	135,122
Fortum OYJ	909	23,297
Galp Energia SGPS SA	389	6,726
Gaz de France SA	2,504	111,153
Hellenic Petroleum SA	230	2,611
Idemitsu Kosan Co. Ltd.	100	8,279
Inpex Holdings, Inc.	2	17,116
Japan Petroleum Exploration Co.	100	5,117
[1]Lundin Petroleum AB	431	3,490
[1]Mongolia Energy Co. Ltd.	4,000	1,419
National Grid PLC	5,236	50,607
Neste Oil OYJ	277	5,114
Nippon Mining Holdings, Inc.	2,000	9,877
Nippon Oil Corp.	3,000	16,893
[1]Norsk Hydro ASA	1,402	9,325
OMV AG	341	13,753
Origin Energy Ltd.	1,941	27,944
[1]Paladin Energy Ltd.	1,236	4,907
Petrofac Ltd.	438	6,921
Repsol YPF SA	1,585	43,103
Royal Dutch Shell PLC	7,497	213,961
Royal Dutch Shell PLC, B shares	5,704	158,454
Santos Ltd.	1,820	24,404
Saras SpA	779	3,006
Showa Shell Sekiyu K.K.	400	4,384
Statoil ASA	2,318	52,101
TonenGeneral Sekiyu K.K.	1,000	9,798
Total SA	4,484	266,345
Tullow Oil PLC	1,644	29,675
Woodside Petroleum Ltd.	1,009	46,400

Total		1,812,088

Paper & Forest Products - 0.2%
Holmen AB	130	3,577
Nippon Paper Group, Inc.	200	5,787
OJI Paper Co. Ltd.	2,000	9,050
[1]Stora Enso OYJ	1,180	8,216
Svenska Cellulosa AB	1,180	15,981
UPM-Kymmene OYJ	1,080	12,955

Total		55,566

Personal Products - 0.5%
Beiersdorf AG	187	10,978
L’Oreal SA	494	49,104
Shiseido Co. Ltd.	1,000	17,485
Unilever PLC	2,660	75,681

Total		153,248

Pharmaceuticals - 4.6%
[1]Actelion Ltd.	205	12,713
Astellas Pharma, Inc.	900	37,104

AstraZeneca PLC	3,063	137,436
Chugai Pharmaceutical Co. Ltd.	500	10,374
CSL Ltd.	1,304	38,490
Daiichi Sankyo Co. Ltd.	1,400	28,984
Dainippon Sumitomo Pharma Co. Ltd.	300	3,281
Eisai Co. Ltd.	500	18,882
[1]Elan Corp. PLC	995	7,133
GlaxoSmithKline PLC	10,898	214,412
H Lundbeck A	100	2,073
Hisamitsu Pharmaceutical Co., Inc.	100	4,067
Ipsen SA	63	3,449
Kyowa Hakko Kogyo Co. Ltd.	591	7,508
Merck KGaA	134	13,320
Mitsubishi Tanabe Pharma Corp.	1,000	13,373
Novartis AG	4,472	223,460
Novo-Nordisk A/S	920	57,577
Ono Pharmaceutical Co. Ltd.	200	10,435
Orion OYJ	168	3,096
Roche Holding AG	1,476	238,259
Sanofi-Aventis	2,227	163,377
Santen Pharmaceutical Co. Ltd.	100	3,687
Shionogi & Co. Ltd.	1,000	23,742
Shire Ltd.	1,166	20,226
Takeda Pharmaceutical Co. Ltd.	1,600	66,857
Tsumura & Co.	100	3,620
UCB SA	207	8,733

Total		1,375,668

Real Estate - 2.0%
[2]Ascendas Real Estate Investment Trust	2,000	2,740
[1]Berkeley Group Holdings PLC	165	2,339
[2]British Land Co. PLC	1,903	14,471
[2]CapitaLand Ltd.	5,000	13,202
CapitaMall Trust	5,000	6,565
2CFS Retail Property Trust	3,294	5,841
Cheung Kong Holdings Ltd.	3,000	38,090
[2]Corio NV	102	7,032
2DB RREEF Trust	11,060	8,244
[2]Fonciere des Regions	45	5,239
[2]Gecina SA	33	3,934
2GPT Group	20,484	12,378
[2]Hammerson PLC	1,625	10,253
Hang Lung Group Ltd.	2,000	9,987
[2]Hang Lung Properties Ltd.	4,000	14,787
[2]Henderson Land Development Co. Ltd.	2,000	12,852
[2]Hysan Development Co. Ltd.	1,166	2,934
2ICADE EMGP	40	4,283
[2]Japan Prime Realty Investment Corp.	1	2,438
[2]Japan Real Estate Investment Corp.	1	8,201
[2]Japan Retail Fund Investment Corp.	1	5,441
[2]Kerry Properties Ltd.	1,558	8,423
[2]Klepierre SA	186	7,375
[2]Land Securities Group PLC	1,658	16,582
Lend Lease Corp. Ltd.	847	7,920
LEOPALACE21 Corp.	300	2,417
[2]Liberty International PLC	760	5,838

9

AARP Portfolios

International Stock Market Portfolio (continued)

September 30, 2009 (unaudited)

Portfolio of investments

	Shares	Value
Common Stocks - (continued)
Real Estate - (continued)
[2]Link Real Estate Investment Trust (The Link REIT)	4,501	$9,931
[2]Macquarie Goodman Group	5,235	3,071
[2]Macquarie Office Trust	4,298	1,137
[2]Mirvac Group	5,258	7,792
[2]Mitsubishi Estate Co. Ltd.	3,000	47,327
[2]Mitsui Fudosan Co. Ltd.	2,000	33,942
[2]New World Development Ltd.	5,479	11,665
[2]Nippon Building Fund, Inc.	1	8,949
Nomura Real Estate Holdings, Inc.	100	1,630
[2]Nomura Real Estate Office Fund, Inc.	1	6,670
2NTT Urban Development Corp.	2	1,841
Sacyr Vallehermoso SA	153	2,895
[2]Segro PLC	1,259	7,404
[2]Sino Land Co.	4,336	7,766
[2]Stockland Trust Group	5,172	18,615
[2]Sumitomo Realty & Development Co. Ltd.	1,000	18,357
Sun Hung Kai Properties Ltd.	3,000	44,284
[2]Tokyo Tatemono Co. Ltd.	1,000	4,905
[2]Tokyu Land Corp.	1,000	4,011
[2]Unibail Holding	177	36,754
Westfield Group	4,324	53,020
Wharf Holdings Ltd.	3,250	17,256
Wheelock & Co. Ltd.	2,000	6,555

Total		595,583

Road & Rail - 0.7%
Central Japan Railway Co.	3	21,619
ComfortDelgro Corp. Ltd.	4,000	4,571
1DSV A/S	400	7,129
East Japan Railway Co.	700	50,522
Firstgroup PLC	987	6,534
Hankyu Hanshin Holdings, Inc.	2,000	9,608
Keihin Electric Express Railway Co. Ltd.	1,000	8,502
Keio Corp.	1,000	6,849
Keisei Electric Railway Co. Ltd.	1,000	6,659
Kintetsu Corp.	3,000	11,631
MTR Corp.	3,201	11,111
Nippon Express Co. Ltd.	2,000	8,156
Odakyu Electric Railway Co. Ltd.	1,000	9,050
Tobu Railway Co. Ltd.	2,000	12,245
Tokyu Corp.	2,000	9,608
West Japan Railway Co.	3	11,396

Total		195,190

Semiconductor Equipment & Products - 0.5%
Advantest Corp.	300	8,346
ASM Pacific Technology	500	3,545
ASML Holding NV	898	26,404
[1]Infineon Technologies AG	2,290	12,914
Murata Manufacturing Co. Ltd.	400	19,038
1NEC Electronics Corp.	100	892

	Shares	Value
Nikon Corp.	1,000	18,345
Seiko Epson Corp.	300	4,511
Shinko Electric Industries	100	1,786
STMicroelectronics NV	1,411	13,291
Sumco Corp.	300	6,838
Tokyo Electron Ltd.	400	25,608

Total		141,518

Software - 0.6%
[1]Autonomy Corp. PLC	490	12,773
Dassault Systemes SA	137	7,634
Konami Corp.	200	4,089
Nintendo Co. Ltd.	200	51,394
Oracle Corp. Japan	100	4,469
Sage Group PLC	2,714	10,136
SAP AG	1,780	86,657
Square Enix Co. Ltd.	100	2,715

Total		179,867

Specialty Retail - 0.7%
Billabong International Ltd.	380	4,023
Compagnie Financiere Richemont SA	1,072	30,249
Esprit Holdings Ltd.	2,500	16,774
Fast Retailing Co. Ltd.	100	12,692
Hennes & Mauritz AB	1,080	60,595
Inditex SA	448	25,697
Kingfisher PLC	5,169	17,610
Nitori Co. Ltd.	50	4,273
Sega Sammy Holdings, Inc.	300	3,915
Shimamura Co. Ltd.	100	9,843
USS Co. Ltd.	50	2,989
Yamada Denki Co. Ltd.	180	12,227
Yue Yuen Industrial Holdings Ltd.	1,500	4,229

Total		205,116

Textiles & Apparel - 0.5%
Adidas AG	412	21,799
Asics Corp.	1,000	9,329
Christian Dior SA	132	13,034
Hermes International	115	16,966
LVMH Moet Hennessy Louis Vuitton SA	506	50,874
Puma AG Rudolf Dassler Sport	12	3,984
Swatch Group AG	64	15,056
Swatch Group AG-Registered Shares	98	4,448

Total		135,490

Tobacco - 0.8%
British American Tobacco PLC	4,147	130,265
Imperial Tobacco Group PLC	2,135	61,769
Japan Tobacco, Inc.	9	30,970
Swedish Match AB	500	10,032

Total		233,036

Trading Companies & Distributors - 0.7%
Bunzl PLC	714	7,249
Hitachi High-Technologies Corp.	100	2,097
Itochu Corp.	3,000	19,943
Marubeni Corp.	3,000	15,184

10

AARP Portfolios

International Stock Market Portfolio (continued)

September 30, 2009 (unaudited)

Portfolio of investments

	Shares	Value
Common Stocks - (continued)
Trading Companies & Distributors - (continued)
Mitsubishi Corp.	2,800	$56,810
Mitsui & Co. Ltd.	3,600	47,220
Sojitz Corp.	2,500	4,776
Sumitomo Corp.	2,300	23,770
Toyota Tsusho Corp.	400	6,051
[1]Wolseley PLC	623	15,024

Total		198,124

Transportation Infrastructure - 0.5%
Abertis Infraestructuras SA	581	13,182
[1]Asciano Group	5,608	8,187
Auckland International Airport Ltd.	1,654	2,224
Autostrade SpA	533	12,920
Brisa-Auto Estradas de Portugal SA	329	3,239
Cintra Concesiones de Infraestructuras de Transporte SA	456	5,306
Fraport AG Frankfurt Airport Services Worldwide	78	4,148
Hopewell Highway Infrastructure Ltd.	100	61
Koninklijke Boskalis Westminster NV	129	4,404
Kuehne & Nagel International AG	111	9,633
Macquarie Airports	1,511	3,786
Macquarie Infrastructure Group	4,918	6,399
Singapore Airport Terminal Services Ltd.	686	1,100
Societe Des Autoroutes Paris-Rhin-Rhone	45	3,428
Transurban Group	2,626	9,498
Vinci SA	873	49,372

Total		136,887

Water Utilities - 0.1%
Severn Trent PLC	496	7,703
Suez Environnement SA	564	12,879

Total		20,582

Wireless Telecommunication Services - 1.3%
Bouygues SA	463	23,536
Carphone Warehouse Group PLC	786	2,405
[1]Foxconn International Holdings Ltd.	4,000	2,658
HIKARI TSUSHIN, INC.	100	2,191
KDDI Corp.	6	33,920
NTT DoCoMo, Inc.	32	51,269
StarHub Ltd.	1,000	1,540
Vodafone Group PLC	114,705	257,338

Total		374,857

Total Common Stocks - (Identified Cost $22,560,914)		20,765,013

Preferred Stocks - 0.3%
Automobiles - 0.2%
Bayerische Motoren Werke AG	111	3,691
Porsche AG	182	14,310

Volkswagen AG	218	25,382

		43,383

Electrical Equipment - 0.0%
Schindler Holding AG	100	6,847

Health Care Providers & Services - 0.0%
Fresenius SE	167	9,769

Household Products - 0.1%
Henkel KGaA	369	15,881

Multi-Utilities - 0.0%
RWE AG	84	6,914

Total Preferred Stocks - (Identified Cost $81,131)		82,794

Rights - 0.0%
Rights/warrants - 0.0%
1BNP Paribas Ltd. Rights Exp 10/13/09	1,774	3,841
[1]Dowa Mining Co. Ltd. Rights Exp. 1/29/10	1,000	11
[1]Fortis Rights Exp. 7/4/14	5,010	—
[1]Genting Singapore PLC Rights Exp. 10/12/09	1,200	268
[1]Golden Agri-Resources Ltd. Warrants Exp. 7/24/12	777	72
[1]Mediobanca SpA Warrants Exp 3/18/11	1,018	72
1UBI BANCA SCPA Warrants Exp. 6/30/11	1,265	151

Total Rights - (Identified Cost $161)		4,415

Exchange-Traded Funds- 27.6%
iShares MSCI Canada Index Fund	82,505	2,102,227
iShares MSCI Emerging Markets Index Fund	157,700	6,136,107

Total Exchange-Traded Funds - (Identified Cost $5,688,233)		8,238,334

Mutual Fund - 1.1%
AIM Prime Fund (At Net Asset Value)	309,771	309,771

Total Investments - 98.6%[3] (Identified Cost $28,640,210)		29,400,327

Other Assets & Liabilities - Net - 1.4%		423,704

Total Net Assets - 100.0%		$29,824,031

[1]	Non-income producing security.
[2]	Real Estate Investment Trust (REIT).

11

AARP Portfolios

International Stock Market Portfolio (continued)

September 30, 2009 (unaudited)

Portfolio of investments

[3]

At September 30, 2009, the cost of investments for federal tax purposes was $28,640,210. The net unrealized appreciation of investments for federal tax purposes was $760,117. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $4,525,034 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,764,917.

At September 30, 2009, the Portfolio had the following outstanding long futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation/ Depreciation
DJEuro Stoxx 50 Index	5	$208,968	December 2009	$5,291
FTSE 100 Index	1	$81,466	December 2009	$2,347
Topix Index	1	$101,670	December 2009	$(3,084)
MSCI EAFE Index	7	$541,100	December 2009	$229

Futures contracts are valued at the last sale at the market close or at the mean between the bid and asked price if the last sale is not available.

Unrealized appreciation/depreciation on open futures contracts is required to be treated as realized gain/loss for tax purposes.

At September 30, 2009, the Portfolio had outstanding foreign currency commitments as follows:

Settlement Date	Foreign currency units to receive	In exchange for	Contracts at value	Unrealized Appreciation/ Depreciation
Contracts Purchased
12/18/2009	200,000 EUR	293,126 USD	$292,547	$(579)
12/18/2009	64,000 GBP	101,776 USD	102,389	613
12/18/2009	15,200,000 JPY	170,247 USD	169,911	(336)

Net unrealized depreciation on foreign exchange contracts				$(302)

For information on the Portfolio’s policies regarding valuation of investments and other significant accounting policies, please refer to the Portfolios most recent semi-annual or annual financial statements.

The following table shows the percent of total long-term investments by geographic location as of September 30, 2009:

Japan	15.2%
United Kingdom	14.3%
France	7.2%
Australia	5.7%
Germany	5.6%
Switzerland	5.3%
Spain	3.3%
Italy	2.6%
Netherlands	1.9%
Sweden	1.7%
Hong Kong	1.4%
United States	1.3%
Finland	0.9%
Singapore	0.9%
Denmark	0.7%
Belgium	0.7%
Norway	0.4%
Greece	0.4%
Luxembourg	0.4%
Bermuda	0.3%
Austria	0.3%
Portugal	0.2%
Ireland	0.2%
New Zealand	0.1%
Other securities[1]	27.6%
Other assets and liabilities	1.4%

Total net assets	100.0%

[1]	Other securities include exchange-traded funds.

12

AARP Portfolios

International Stock Market Portfolio (continued)

September 30, 2009 (unaudited)

Portfolio of investments

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. In accordance with FAS 157, fair value is defined as the price that the Portfolios would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy for measuring fair value and enhancing disclosure. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 - quoted prices in active markets for identical investments

•	Level 2 - other significant observable inputs (including quoted prices for similar events, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2009 in valuing the Portfolio’s investments carried at value:

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Aerospace & Defense	$155,689	$—	$—	$155,689
Air Freight & Couriers	83,584	—	—	83,584
Airlines	43,531	—	—	43,531
Auto Components	133,013	—	—	133,013
Automobiles	643,279	—	—	643,279
Banks	3,378,270	—	—	3,378,270
Beverages	374,867	—	—	374,867
Biotechnology	5,179	—	—	5,179
Building Products	97,612	—	—	97,612
Chemicals	606,798	—	—	606,798
Commercial Services & Supplies	160,684	—	—	160,684
Communications Equipment	201,434	—	—	201,434
Computers & Peripherals	94,830	—	—	94,830
Construction & Engineering	182,250	—	—	182,250
Construction Materials	150,875	—	—	150,875
Containers & Packaging	20,536	—	—	20,536
Distributors	91,656	—	—	91,656
Diversified Financials	661,188	3	—	661,191
Diversified Telecommunication Services	856,875	—	—	856,875
Electric Utilities	773,882	—	—	773,882
Electrical Equipment	450,544	—	—	450,544
Electronic Equipment & Instruments	205,490	—	—	205,490
Energy Equipment & Services	77,124	—	—	77,124
Food & Drug Retailing	417,858	—	—	417,858
Food Products	627,925	—	—	627,925
Gas Utilities	148,516	—	—	148,516
Health Care Equipment & Supplies	220,669	—	—	220,669
Health Care Providers & Services	45,483	—	—	45,483
Hotels Restaurants & Leisure	155,719	—	—	155,719
Household Durables	261,924	—	—	261,924
Household Products	46,827	—	—	46,827
Industrial Conglomerates	163,771	—	—	163,771
Insurance	925,409	—	—	925,409
Internet & Catalog Retail	11,456	—	—	11,456
Internet Software & Services	56,607	—	—	56,607

13

AARP Portfolios

International Stock Market Portfolio (continued)

September 30, 2009 (unaudited)

Portfolio of investments

IT Consulting & Services	53,921	—	—	53,921
Leisure Equipment & Products	63,048	—	—	63,048
Machinery	381,205	—	—	381,205
Marine	60,063	—	—	60,063
Media	311,002	—	—	311,002
Metals & Mining	1,177,103	—	—	1,177,103
Multi-Line Retail	124,693	—	—	124,693
Multi-Utilities	132,525	—	—	132,525
Office Electronics	117,276	—	—	117,276
Oil & Gas	1,812,088	—	—	1,812,088
Paper & Forest Products	55,566	—	—	55,566
Personal Products	153,248	—	—	153,248
Pharmaceuticals	1,375,668	—	—	1,375,668
Real Estate	595,583	—	—	595,583
Road & Rail	195,190	—	—	195,190
Semiconductor Equipment & Products	141,518	—	—	141,518
Software	179,867	—	—	179,867
Specialty Retail	205,116	—	—	205,116
Textiles & Apparel	135,490	—	—	135,490
Tobacco	233,036	—	—	233,036
Trading Companies & Distributors	198,124	—	—	198,124
Transportation Infrastructure	136,887	—	—	136,887
Water Utilities	20,582	—	—	20,582
Wireless Telecommunication Services	374,857	—	—	374,857
Total Common Stocks	20,765,010	3	—	20,765,013
Preferred Stocks
Automobiles	43,383	—	—	43,383
Electrical Equipment	6,847	—	—	6,847
Health Care Providers & Services	9,769	—	—	9,769
Household Products	15,881	—	—	15,881
Multi-Utilities	6,914	—	—	6,914
Total Preferred Stocks	82,794	—	—	82,794
Rights
Rights	4,109	11	—	4,120
Total Rights	4,109	11	—	4,120
Warrants
Warrants	223	72	—	295
Total Warrants	223	72	—	295
Mutual Funds
Cash Equivalent	309,771	—	—	309,771
Exchange-Traded Funds	8,238,334	—	—	8,238,334
Total Mutual Funds	8,548,105	—	—	8,548,105
Total Investments	29,400,241	86	—	29,400,327
Futures	4,783	—	—	4,783
Foreign Exchange Contracts	(302)			(302)
Total Financial Instruments	$4,481	$—	$—	$4,481

14

AARP Portfolios

U.S. Bond Market Portfolio

September 30, 2009 (unaudited)

Portfolio of investments

	Par Amount	Value
Asset-Backed Securities - 0.4%
Capital Auto Receivables Asset Trust, 4.680%, 10/15/2012	$25,000	$26,006
Capital One Multi-Asset Execution Trust, 4.900%, 12/15/2017	25,000	24,410
Citibank Credit Card Issuance Trust, 4.900%, 12/12/2016	100,000	107,548
Citibank Credit Card Issuance Trust 2003-A10, 4.750%, 12/10/2015	15,000	16,082
Ford Credit Auto Owner Trust, 5.240%, 7/15/2012	50,000	52,771
PSE&G Transition Funding LLC, 6.750%, 6/15/2016	10,000	11,545
TXU Electric Delivery Transition Bond Co. LLC, 5.290%, 5/15/2018	50,000	54,743

Total Asset-Backed Securities - (Identified Cost $271,579)		293,105

Corporate Bonds - 19.5%
Consumer Discretionary - 1.7%
Altria Group, Inc., 8.500%, 11/10/2013	50,000	58,043
Anheuser-Busch Cos., Inc., 6.450%, 9/1/2037	25,000	27,324
CBS Corp., 7.875%, 7/30/2030	30,000	28,670
Clorox Co., 5.450%, 10/15/2012	50,000	53,621
Coca-Cola Co., 5.350%, 11/15/2017	25,000	27,344
Coca-Cola Enterprises, Inc., 6.750%, 9/15/2028	25,000	30,229
Comcast Corp., 5.900%, 3/15/2016	50,000	53,807
Comcast Corp., 6.450%, 3/15/2037	25,000	26,560
Comcast Corp., 6.950%, 8/15/2037	50,000	55,990
Costco Wholesale Corp., 5.500%, 3/15/2017	50,000	54,750
DaimlerChrysler North America Holdings, 8.500%, 1/18/2031	25,000	29,661
DaimlerChrysler North America Holdings Senior Note, 6.500%, 11/15/2013	50,000	53,916
Dr Pepper Snapple Group, Inc., 6.120%, 5/1/2013	100,000	109,230
FedEx Corp., 7.375%, 1/15/2014	10,000	11,287
Home Depot, Inc., 5.400%, 3/1/2016	50,000	52,345
Kohl’s Corp., 6.250%, 12/15/2017	25,000	27,368
Lowe’s Cos., Inc., 5.800%, 10/15/2036	25,000	26,139
News America Holdings, Inc., 9.250%, 2/1/2013	35,000	41,146
News America, Inc. Senior Note, 6.150%, 3/1/2037	25,000	24,541
Nordstrom, Inc., 6.750%, 6/1/2014	10,000	10,981
PepsiCo, Inc., 3.750%, 3/1/2014	50,000	52,113
Target Corp. Note, 5.875%, 3/1/2012	50,000	54,580
Time Warner Cable, Inc., 5.850%, 5/1/2017	50,000	52,798

Time Warner, Inc., 5.875%, 11/15/2016	25,000	26,549
Time Warner, Inc., 7.700%, 5/1/2032	50,000	56,700
United Parcel Service, Inc., 6.200%, 1/15/2038	25,000	29,322
Vanderbilt University, 5.250%, 4/1/2019	50,000	54,503
Wal-Mart Stores, Inc., 5.000%, 4/5/2012	100,000	108,266
Wal-Mart Stores, Inc., 5.250%, 9/1/2035	25,000	25,122

Total Consumer Discretionary		1,262,905

Consumer Staples - 0.7%
Archer-Daniels-Midland Co., 7.000%, 2/1/2031	25,000	29,236
Campbell Soup Co., 4.500%, 2/15/2019	20,000	20,561
ConAgra Foods, Inc., 7.000%, 10/1/2028	25,000	27,735
CVS Caremark Corp., 6.250%, 6/1/2027	25,000	26,645
General Mills, Inc., 6.000%, 2/15/2012	50,000	54,355
H.J. Heinz Finance Co., 6.000%, 3/15/2012	25,000	27,093
Hershey Co., 4.850%, 8/15/2015	25,000	26,381
Kraft Foods, Inc., 6.125%, 2/1/2018	25,000	26,535
Kraft Foods, Inc., 6.250%, 6/1/2012	50,000	54,406
Kroger Co., 5.500%, 2/1/2013	50,000	53,338
McDonald’s Corp., 6.300%, 3/1/2038	25,000	29,369
Procter & Gamble Co., 5.550%, 3/5/2037	25,000	27,019
[1]Ralcorp Holdings, Inc., 6.625%, 8/15/2039	25,000	26,417
Whirlpool Corp., 8.600%, 5/1/2014	10,000	11,197
Xerox Corp., 6.350%, 5/15/2018	50,000	52,066
Yum! Brands, Inc., 6.250%, 3/15/2018	50,000	53,957

Total Consumer Staples		546,310

Energy - 2.0%
Alberta Energy Co. Ltd., 8.125%, 9/15/2030	25,000	31,202
Anadarko Petroleum Corp., 5.950%, 9/15/2016	25,000	26,527
Apache Corp., 6.000%, 1/15/2037	25,000	27,915
Appalachian Power Co., 5.000%, 6/1/2017	10,000	10,009
Baker Hughes, Inc., 6.500%, 11/15/2013	25,000	28,469
Boardwalk Pipelines LLC, 5.500%, 2/1/2017	20,000	19,640
Canadian Natural Resources Ltd., 5.700%, 5/15/2017	25,000	26,609
Cisco Systems, Inc., 4.950%, 2/15/2019	50,000	52,658
ConocoPhillips, 4.400%, 5/15/2013	100,000	105,629
ConocoPhillips, 6.500%, 2/1/2039	25,000	28,920

1

AARP Portfolios

U.S. Bond Market Portfolio (continued)

September 30, 2009 (unaudited)

Portfolio of investments

	Par Amount	Value
Corporate Bonds - (continued)
Energy - (continued)
ConocoPhillips Canada Funding Co., 5.950%, 10/15/2036	$25,000	$26,924
Diamond Offshore Drilling, Inc., 5.875%, 5/1/2019	40,000	43,156
DTE Energy Co., 7.625%, 5/15/2014	25,000	27,622
El Paso Natural Gas Co., 5.950%, 4/15/2017	50,000	51,904
EnCana Corp., 4.750%, 10/15/2013	25,000	26,227
Enterprise Products Operating LLC, 5.250%, 1/31/2020	50,000	50,063
Enterprise Products Operating LP, 6.875%, 3/1/2033	10,000	11,235
EOG Resources, Inc., 6.875%, 10/1/2018	25,000	29,484
FirstEnergy Corp., 6.450%, 11/15/2011	1,000	1,082
FirstEnergy Corp., 7.375%, 11/15/2031	20,000	22,483
[1]FirstEnergy Solutions Corp., 6.050%, 8/15/2021	20,000	20,711
General Electric Co., 5.000%, 2/1/2013	100,000	105,571
Hess Corp., 7.300%, 8/15/2031	25,000	28,184
KeySpan Corp., 8.000%, 11/15/2030	25,000	30,512
Kinder Morgan Energy Partners LP, 5.800%, 3/15/2035	50,000	47,302
Magellan Midstream Partners L, 6.550%, 7/15/2019	25,000	27,831
Marathon Oil Corp., 6.600%, 10/1/2037	25,000	26,580
Murphy Oil Corp., 6.375%, 5/1/2012	25,000	26,595
Ohio Power Co., 5.375%, 10/1/2021	15,000	15,253
Pemex Project Funding Master Trust, 6.625%, 6/15/2035	25,000	24,180
Petro-Canada, 7.000%, 11/15/2028	25,000	26,857
Plains All American Pipeline LP, 6.650%, 1/15/2037	25,000	26,417
Progress Energy, Inc., 6.850%, 4/15/2012	50,000	54,448
Progress Energy, Inc., 7.750%, 3/1/2031	25,000	31,383
Rowan Cos, Inc., 7.875%, 8/1/2019	15,000	16,156
San Diego Gas & Electric Co., 6.000%, 6/1/2039	20,000	22,992
Sempra Energy, 6.500%, 6/1/2016	30,000	33,209
Spectra Energy Capital LLC, 5.900%, 9/15/2013	50,000	53,026
Talisman Energy, Inc., 7.750%, 6/1/2019	5,000	5,889
Toledo Edison Co., 7.250%, 5/1/2020	15,000	17,699
TransCanada Pipelines Ltd., 9.875%, 1/1/2021	25,000	34,760
Transocean, Inc., 6.000%, 3/15/2018	25,000	26,750

Valero Energy Corp., 7.500%, 4/15/2032	25,000	24,932
Virginia Electric and Power Co., 5.000%, 6/30/2019	65,000	68,036
Williams Cos, Inc., 7.125%, 9/1/2011	50,000	53,040
XTO Energy, Inc., 6.100%, 4/1/2036	25,000	25,819

Total Energy		1,521,890

Financials - 8.8%
Allstate Corp., 5.950%, 4/1/2036	25,000	26,614
American Express Bank FSB, 3.150%, 12/9/2011	25,000	25,968
American Express Co., 7.000%, 3/19/2018	100,000	110,185
American International Group, Inc., 6.250%, 5/1/2036	25,000	16,251
Ameritech Capital Funding, 6.550%, 1/15/2028	20,000	19,908
Asian Development Bank, 2.750%, 5/21/2014	60,000	60,690
Bank of America Corp., 3.125%, 6/15/2012	50,000	52,038
Bank of America Corp., 4.750%, 8/15/2013	100,000	101,407
Bank of America Corp., 5.625%, 10/14/2016	50,000	50,580
Bank of America Corp., 7.625%, 6/1/2019	100,000	112,876
Bank of America NA, 5.300%, 3/15/2017	50,000	48,038
Bank of America NA, 6.000%, 10/15/2036	25,000	24,719
Bank of New York Mellon Corp., 4.300%, 5/15/2014	30,000	31,802
BB&T Corp., 3.375%, 9/25/2013	25,000	25,123
BB&T Corp., 5.250%, 11/1/2019	25,000	24,925
Bear Stearns Cos., Inc., 4.500%, 10/28/2010	50,000	51,698
Bear Stearns Cos., Inc., 5.300%, 10/30/2015	30,000	31,717
Bear Stearns Cos., Inc., 6.950%, 8/10/2012	150,000	167,087
Berkshire Hathaway Finance Corp., 4.000%, 4/15/2012	50,000	52,451
Berkshire Hathaway Finance Corp., 4.850%, 1/15/2015	10,000	10,773
BP Capital Markets PLC, 3.625%, 5/8/2014	50,000	51,570
Capital One Capital IV, 6.745%, 2/17/2037	25,000	19,375
Capital One Financial Corp., 7.375%, 5/23/2014	15,000	16,757
Chubb Corp., 6.000%, 11/15/2011	10,000	10,793
Cincinnati Financial Corp., 6.920%, 5/15/2028	10,000	9,364
Citibank NA, 1.250%, 9/22/2011	50,000	50,031
Citigroup Funding, Inc., 1.875%, 10/22/2012	100,000	100,268

2

AARP Portfolios

U.S. Bond Market Portfolio (continued)

September 30, 2009 (unaudited)

Portfolio of investments

	Par Amount	Value
Corporate Bonds - (continued)
Financials - (continued)
Citigroup Funding, Inc., 2.250%, 12/10/2012	$100,000	$101,424
Citigroup, Inc., 2.875%, 12/9/2011	25,000	25,821
Citigroup, Inc., 5.500%, 2/15/2017	150,000	139,754
Citigroup, Inc., 5.850%, 12/11/2034	50,000	43,048
Citigroup, Inc., 6.125%, 8/25/2036	50,000	43,040
Citigroup, Inc., 6.125%, 5/15/2018	100,000	98,627
Citigroup, Inc., 8.125%, 7/15/2039	15,000	16,841
Citigroup, Inc. Global Senior Note, 6.500%, 1/18/2011	100,000	103,728
CNA Financial Corp., 6.000%, 8/15/2011	25,000	25,119
Corp. Andina De Fomento, 8.125%, 6/4/2019	15,000	17,479
Credit Suisse, 3.450%, 7/2/2012	50,000	51,059
Credit Suisse USA, Inc., 5.125%, 8/15/2015	100,000	105,705
Credit Suisse USA, Inc., 5.250%, 3/2/2011	50,000	52,339
Devon Financing Corp. ULC, 6.875%, 9/30/2011	50,000	54,422
Discover Financial Services, 6.450%, 6/12/2017	25,000	22,417
Fifth Third Bancorp, 8.250%, 3/1/2038	50,000	46,722
Financing Corp. (FICO), 9.650%, 11/2/2018	25,000	34,849
General Electric Capital Corp., 2.625%, 12/28/2012	100,000	102,534
General Electric Capital Corp., 3.000%, 12/9/2011	50,000	51,775
General Electric Capital Corp., 5.400%, 2/15/2017	50,000	49,922
General Electric Capital Corp., 5.875%, 1/14/2038	50,000	46,005
General Electric Capital Corp., 5.875%, 2/15/2012	150,000	159,805
General Electric Capital Corp., 6.750%, 3/15/2032	60,000	61,433
General Electric Insurance Solutions Corp., 7.000%, 2/15/2026	50,000	47,289
Goldman Sachs Group, Inc., 1.625%, 7/15/2011	50,000	50,521
Goldman Sachs Group, Inc., 3.250%, 6/15/2012	100,000	104,430
Goldman Sachs Group, Inc., 3.625%, 8/1/2012	35,000	35,955
Goldman Sachs Group, Inc., 5.125%, 1/15/2015	50,000	52,312
Goldman Sachs Group, Inc., 5.450%, 11/1/2012	100,000	107,173

Goldman Sachs Group, Inc., 5.950%, 1/15/2027	30,000	28,916
Goldman Sachs Group, Inc., 6.000%, 5/1/2014	30,000	32,659
Goldman Sachs Group, Inc., 6.125%, 2/15/2033	25,000	26,816
Goldman Sachs Group, Inc., 6.150%, 4/1/2018	50,000	52,683
Goldman Sachs Group, Inc., 6.345%, 2/15/2034	15,000	13,816
Goldman Sachs Group, Inc., 6.750%, 10/1/2037	25,000	25,883
Hartford Financial Services Group, Inc., 6.100%, 10/1/2041	25,000	20,711
Hospitality Properties Trust, 7.875%, 8/15/2014	25,000	25,073
HSBC Finance Corp., 4.750%, 7/15/2013	100,000	101,743
HSBC Finance Corp., 5.000%, 6/30/2015	25,000	25,127
HSBC Finance Corp., 6.375%, 11/27/2012	50,000	53,808
Inter-American Development Bank, 4.250%, 9/10/2018	50,000	52,290
Inter-American Development Bank, 5.000%, 4/5/2011	100,000	106,063
International Finance Corp., 3.000%, 4/22/2014	105,000	106,787
International Lease Finance Corp., 5.450%, 3/24/2011	100,000	92,214
International Lease Finance Corp., 5.650%, 6/1/2014	50,000	38,413
Jefferies Group, Inc., 8.500%, 7/15/2019	25,000	26,503
John Deere Capital Corp., 5.250%, 10/1/2012	50,000	54,108
JP Morgan Chase Capital XXV, 6.800%, 10/1/2037	50,000	50,476
JPMorgan Chase & Co., 3.125%, 12/1/2011	100,000	103,817
JPMorgan Chase & Co., 6.000%, 1/15/2018	25,000	26,877
JPMorgan Chase & Co., 6.625%, 3/15/2012	100,000	109,238
JPMorgan Chase Capital XV, 5.875%, 3/15/2035	25,000	22,290
JPMorgan Chase Capital XVIII, 6.950%, 8/17/2036	25,000	24,047
Keycorp, 6.500%, 5/14/2013	50,000	51,225
Kimco Realty Corp., 6.875%, 10/1/2019	25,000	25,615
Kreditanstalt fuer Wiederaufbau, 1.875%, 3/15/2011	100,000	101,446
Lazard Group, 6.850%, 6/15/2017	50,000	49,359
Liberty Property LP, 6.625%, 10/1/2017	50,000	46,484

3

AARP Portfolios

U.S. Bond Market Portfolio (continued)

September 30, 2009 (unaudited)

Portfolio of investments

	Par Amount	Value
Corporate Bonds - (continued)
Financials - (continued)
Lincoln National Corp., 8.750%, 7/1/2019	$15,000	$17,378
Mack-Cali Realty Corp., 7.750%, 8/15/2019	25,000	25,804
Markel Corp., 7.125%, 9/30/2019	50,000	51,956
Marshall & Ilsley Corp., 5.350%, 4/1/2011	50,000	48,339
Merrill Lynch & Co., Inc., 6.150%, 4/25/2013	100,000	105,894
MetLife, Inc., 5.700%, 6/15/2035	10,000	10,320
MetLife, Inc., 6.125%, 12/1/2011	10,000	10,753
MetLife, Inc., 6.400%, 12/15/2036	25,000	21,500
Morgan Stanley, 3.250%, 12/1/2011	100,000	104,082
Morgan Stanley, 5.625%, 1/9/2012	100,000	106,016
Morgan Stanley, 5.950%, 12/28/2017	100,000	101,979
Morgan Stanley, 6.000%, 5/13/2014	100,000	106,568
Northern Trust Corp., 4.625%, 5/1/2014	15,000	15,977
PNC Bank NA, 4.875%, 9/21/2017	50,000	47,863
Principal Life Income Funding Trusts, 5.125%, 3/1/2011	100,000	101,504
ProLogis, 7.625%, 8/15/2014	25,000	25,575
Prudential Financial, Inc., 4.500%, 7/15/2013	50,000	50,395
Prudential Financial, Inc., 6.000%, 12/1/2017	50,000	50,756
Raymond James Financial, Inc., 8.600%, 8/15/2019	25,000	27,653
Realty Income Corp., 5.950%, 9/15/2016	25,000	24,003
Shell International Finance BV, 4.000%, 3/21/2014	100,000	105,149
Simon Property Group LP, 5.100%, 6/15/2015	25,000	24,946
Simon Property Group LP, 5.300%, 5/30/2013	50,000	51,161
SLM Corp., 5.400%, 10/25/2011	25,000	23,079
Sovereign Bank, 5.125%, 3/15/2013	25,000	25,020
Toll Brothers Finance Corp., 6.750%, 11/1/2019	25,000	24,968
Transatlantic Holdings, Inc., 5.750%, 12/14/2015	20,000	18,046
Travelers Cos., Inc., 5.500%, 12/1/2015	25,000	27,059
Travelers Cos., Inc., 5.750%, 12/15/2017	25,000	27,449
US Bancorp, 4.200%, 5/15/2014	50,000	52,304
Wachovia Bank NA, 4.875%, 2/1/2015	50,000	51,340
Wachovia Bank NA, 6.600%, 1/15/2038	25,000	27,534
Wachovia Corp., 5.625%, 10/15/2016	50,000	52,277
Wachovia Corp., 5.700%, 8/1/2013	50,000	53,412

Wells Fargo & Co., 3.000%, 12/9/2011	25,000	25,904
Wells Fargo & Co., 3.750%, 10/1/2014	100,000	99,612
Wells Fargo & Co., 5.250%, 10/23/2012	50,000	53,384
Wells Fargo & Co., 5.625%, 12/11/2017	25,000	26,303
Wells Fargo Bank NA, 5.750%, 5/16/2016	100,000	102,960
Western Union Co., 5.400%, 11/17/2011	50,000	53,291
Willis North America, Inc., 5.625%, 7/15/2015	25,000	24,591

Total Financials		6,653,147

Health Care - 1.2%
Abbott Laboratories, 5.600%, 5/15/2011	50,000	53,523
Aetna, Inc., 6.625%, 6/15/2036	35,000	36,474
AmerisourceBergen Corp., 5.875%, 9/15/2015	10,000	10,784
Amgen, Inc., 5.850%, 6/1/2017	25,000	27,539
Amgen, Inc., 6.375%, 6/1/2037	25,000	28,576
Baxter International, Inc., 4.625%, 3/15/2015	10,000	10,731
Baxter International, Inc., 5.900%, 9/1/2016	50,000	56,264
Bristol-Myers Squibb Co., 5.875%, 11/15/2036	25,000	27,768
Eli Lilly & Co., 5.200%, 3/15/2017	50,000	54,064
GlaxoSmithKline Capital, Inc., 5.650%, 5/15/2018	100,000	109,738
Hospira, Inc., 6.400%, 5/15/2015	5,000	5,566
Johnson & Johnson, 4.950%, 5/15/2033	10,000	9,965
McKesson Corp., 7.500%, 2/15/2019	50,000	59,808
Merck & Co., Inc., 5.000%, 6/30/2019	100,000	106,890
Pfizer, Inc., 5.350%, 3/15/2015	100,000	110,863
Schering-Plough Corp., 6.000%, 9/15/2017	25,000	27,934
Teva Pharmaceutical Finance LLC, 5.550%, 2/1/2016	10,000	10,723
Teva Pharmaceutical Finance LLC, 6.150%, 2/1/2036	10,000	10,789
UnitedHealth Group, Inc., 6.000%, 11/15/2017	25,000	26,165
Watson Pharmaceuticals, Inc., 5.000%, 8/15/2014	20,000	20,524
WellPoint, Inc., 6.375%, 1/15/2012	50,000	53,544
Wyeth, 5.500%, 2/15/2016	25,000	27,317
Wyeth, 7.250%, 3/1/2023	25,000	29,861

Total Health Care		915,410

Industrials - 1.7%
ACE INA Holdings, Inc., 5.900%, 6/15/2019	15,000	16,366
Air Products & Chemicals, Inc., 4.375%, 8/21/2019	25,000	25,583
Altria Group, Inc., 9.250%, 8/6/2019	100,000	122,403
Bemis Co., Inc., 5.650%, 8/1/2014	5,000	5,314

4

AARP Portfolios

U.S. Bond Market Portfolio (continued)

September 30, 2009 (unaudited)

Portfolio of investments

	Par Amount	Value
Corporate Bonds - (continued)
Industrials - (continued)
Boeing Capital Corp. Ltd., 6.500%, 2/15/2012	$50,000	$55,095
Burlington Northern Santa Fe Corp., 5.900%, 7/1/2012	50,000	54,311
Cabot Corp., 5.000%, 10/1/2016	25,000	24,990
Canadian Pacific Railway Co., 5.950%, 5/15/2037	25,000	24,751
Caterpillar Financial Services Corp., 4.250%, 2/8/2013	50,000	51,542
Caterpillar Financial Services Corp., 5.125%, 10/12/2011	50,000	52,587
Caterpillar, Inc., 6.625%, 7/15/2028	10,000	10,953
Cooper US, Inc., 6.100%, 7/1/2017	25,000	27,665
CRH America, Inc., 5.625%, 9/30/2011	25,000	25,984
CSX Corp., 6.250%, 3/15/2018	25,000	27,157
Dover Corp., 5.450%, 3/15/2018	25,000	27,082
Dun & Bradstreet Corp., 5.500%, 3/15/2011	50,000	51,334
Emerson Electric Co., 5.375%, 10/15/2017	25,000	27,188
Honeywell International, Inc., 5.300%, 3/1/2018	50,000	53,914
Honeywell International, Inc., 5.700%, 3/15/2036	25,000	27,453
International Business Machines Corp., 6.500%, 1/15/2028	50,000	57,895
International Paper Co., 7.500%, 8/15/2021	40,000	42,467
Lockheed Martin Corp., 4.121%, 3/14/2013	25,000	26,128
Lockheed Martin Corp., 7.750%, 5/1/2026	25,000	32,254
Norfolk Southern Corp., 7.700%, 5/15/2017	10,000	11,836
Norfolk Southern Corp., 7.800%, 5/15/2027	15,000	18,810
Northrop Grumman Corp., 7.750%, 2/15/2031	15,000	19,839
Philip Morris International, Inc., 5.650%, 5/16/2018	50,000	53,312
Pitney Bowes, Inc., 5.750%, 9/15/2017	25,000	27,029
Potash Corp. of Saskatchewan, Inc., 5.250%, 5/15/2014	25,000	27,074
Procter & Gamble Co., 4.700%, 2/15/2019	50,000	52,355
RR Donnelley & Sons Co., 8.600%, 8/15/2016	25,000	26,367
Southwest Airlines Co., 5.250%, 10/1/2014	50,000	50,379
Tyco International Group SA, 6.000%, 11/15/2013	25,000	26,833

Union Pacific Corp., 6.125%, 2/15/2020	25,000	28,005
Waste Management, Inc., 6.375%, 11/15/2012	25,000	27,380

Total Industrials		1,239,635

Information Technology - 0.6%
Arrow Electronics, Inc., 6.000%, 4/1/2020	25,000	25,029
Electronic Data Systems Corp., 6.000%, 8/1/2013	25,000	27,919
General Dynamics Corp., 1.800%, 7/15/2011	15,000	15,086
Hewlett-Packard Co., 5.250%, 3/1/2012	25,000	26,974
Microsoft Corp., 2.950%, 6/1/2014	75,000	76,093
Oracle Corp., 6.500%, 4/15/2038	25,000	29,080
Oracle Corp. and Ozark Holding, Inc., 5.250%, 1/15/2016	50,000	54,466
Rockwell Collins, Inc., 5.250%, 7/15/2019	50,000	54,025
Science Applications International Corp., 6.250%, 7/1/2012	20,000	21,975
United Technologies Corp., 6.050%, 6/1/2036	25,000	28,861
Xerox Corp., 5.500%, 5/15/2012	50,000	52,460

Total Information Technology		411,968

Materials - 0.4%
Alcoa, Inc., 5.900%, 2/1/2027	25,000	21,315
Continental Airlines, Inc., 9.000%, 7/8/2016	50,000	52,000
Dow Chemical Co., 6.000%, 10/1/2012	50,000	53,289
EI Du Pont de Nemours & Co., 4.750%, 3/15/2015	25,000	26,828
EI Du Pont de Nemours & Co., 5.600%, 12/15/2036	25,000	26,539
Falconbridge Ltd., 5.500%, 6/15/2017	25,000	23,140
StatoilHydro ASA, 5.250%, 4/15/2019	20,000	21,661
Vale Overseas Ltd., 6.875%, 11/21/2036	50,000	51,852
Valspar Corp., 7.250%, 6/15/2019	25,000	27,202

Total Materials		303,826

Telecommunication Services - 1.1%
AT&T Wireless Services, Inc., 8.125%, 5/1/2012	50,000	57,084
AT&T, Inc., 6.150%, 9/15/2034	25,000	25,631
AT&T, Inc., 6.400%, 5/15/2038	50,000	53,258
AT&T, Inc., 6.800%, 5/15/2036	25,000	27,913
BellSouth Capital Funding Corp., 7.875%, 2/15/2030	25,000	30,052
BellSouth Corp., 5.200%, 9/15/2014	30,000	32,516
BellSouth Corp., 6.000%, 11/15/2034	10,000	10,164
EMBARQ Corp., 6.738%, 6/1/2013	50,000	54,264
Motorola, Inc., 6.000%, 11/15/2017	25,000	23,986
[1]Qwest Corp., 8.375%, 5/1/2016	30,000	31,200

5

AARP Portfolios

U.S. Bond Market Portfolio (continued)

September 30, 2009 (unaudited)

Portfolio of investments

	Par Amount	Value
Corporate Bonds - (continued)
Telecommunication Services - (continued)
SBC Communications, Inc. Global Note, 6.250%, 3/15/2011	$50,000	$53,317
Verizon Communications, Inc., 5.500%, 2/15/2018	50,000	52,510
Verizon Communications, Inc., 5.550%, 2/15/2016	50,000	54,213
Verizon Global Funding Corp., 5.850%, 9/15/2035	10,000	10,101
Verizon Global Funding Corp., 7.750%, 12/1/2030	25,000	30,290
Verizon New England, Inc., 6.500%, 9/15/2011	30,000	32,272
[1]Verizon Wireless Capital LLC, 3.750%, 5/20/2011	50,000	51,607
[1]Verizon Wireless Capital LLC, 5.550%, 2/1/2014	100,000	108,172
Vodafone Group PLC, 4.150%, 6/10/2014	50,000	51,401

Total Telecommunication Services		789,951

Utilities - 1.3%
Arizona Public Service Co., 6.500%, 3/1/2012	10,000	10,648
Atlantic City Electric Co., 7.750%, 11/15/2018	15,000	18,253
Board of Trustees of The Leland Stanford Junior University, 3.625%, 5/1/2014	100,000	103,625
Carolina Power & Light Co., 5.125%, 9/15/2013	10,000	10,825
CenterPoint Energy Resources Corp., 6.000%, 5/15/2018	25,000	26,048
Cincinnati Gas & Electric, 5.700%, 9/15/2012	50,000	54,499
Columbus Southern Power Co., 6.600%, 3/1/2033	25,000	27,291
Commonwealth Edison Co., 5.900%, 3/15/2036	25,000	26,660
Commonwealth Edison Co., 6.150%, 9/15/2017	50,000	55,338
Consolidated Edison Co. of New York, 4.875%, 2/1/2013	50,000	53,169
Consolidated Edison Co. of New York, Inc., 6.300%, 8/15/2037	25,000	28,323
Constellation Energy Group, 7.000%, 4/1/2012	50,000	53,815
Dominion Resources, Inc., 5.150%, 7/15/2015	15,000	15,925
Dominion Resources, Inc., 6.000%, 11/30/2017	50,000	54,946
Entergy Gulf States La 10/24 Fixed 5.59, 5.590%, 10/1/2024	15,000	15,004

Exelon Corp., 5.625%, 6/15/2035	15,000	14,506
Florida Power & Light Co., 4.950%, 6/1/2035	25,000	25,020
Interstate Power & Light Co., 6.250%, 7/15/2039	15,000	16,699
MidAmerican Energy Co., 6.750%, 12/30/2031	10,000	11,845
MidAmerican Funding LLC, 6.927%, 3/1/2029	25,000	28,970
National Rural Utilities Cooperative Finance Corp., 7.250%, 3/1/2012	100,000	110,500
Nisource Finance Corp., 6.400%, 3/15/2018	25,000	24,994
Oneok, Inc., 5.200%, 6/15/2015	25,000	25,939
Pacific Gas & Electric Co., 6.050%, 3/1/2034	15,000	16,742
PPL Electric Utilities Corp., 6.250%, 5/15/2039	10,000	11,454
Public Service Co. of Colorado, 6.250%, 9/1/2037	10,000	11,661
Public Service Electric & Gas Co., 5.800%, 5/1/2037	25,000	27,480
Puget Sound Energy, Inc., 6.274%, 3/15/2037	25,000	27,258
TXU Electric Delivery Co., 7.000%, 5/1/2032	25,000	30,092
Virginia Electric and Power Co., 5.400%, 1/15/2016	50,000	53,323

Total Utilities		990,852

Total Corporate Bonds - (Identified Cost $14,058,816)		14,635,894

International Debt - 4.9%
Alcan, Inc., 5.200%, 1/15/2014	50,000	51,946
America Movil SA de CV, 5.750%, 1/15/2015	15,000	15,874
America Movil SAB de CV, 5.625%, 11/15/2017	50,000	51,943
ArcelorMittal, 6.125%, 6/1/2018	50,000	49,339
ArcelorMittal, 9.850%, 6/1/2019	100,000	118,473
Asian Development Bank, 5.593%, 7/16/2018	50,000	55,323
AstraZeneca PLC, 6.450%, 9/15/2037	25,000	29,519
Barclays Bank PLC, 5.000%, 9/22/2016	100,000	101,425
BHP Billiton Finance Ltd., 5.000%, 12/15/2010	25,000	25,878
BHP Billiton Finance Ltd., 5.125%, 3/29/2012	25,000	26,995
BP Capital Markets PLC, 3.875%, 3/10/2015	50,000	51,716
Brazilian Government International Bond, 6.000%, 1/17/2017	100,000	108,700

6

AARP Portfolios

U.S. Bond Market Portfolio (continued)

September 30, 2009 (unaudited)

Portfolio of investments

	Par Amount	Value
International Debt - (continued)
Brazilian Government International Bond, 8.250%, 1/20/2034	$50,000	$66,175
British Telecommunications PLC, 9.125%, 12/15/2010	50,000	53,849
British Telecommunications PLC, 9.625%, 12/15/2030	25,000	32,109
Canadian National Railway Co., 6.200%, 6/1/2036	25,000	29,087
Deutsche Bank AG, 5.375%, 10/12/2012	100,000	108,250
Deutsche Telekom International Finance BV, 8.750%, 6/15/2030	25,000	32,463
Diageo Finance BV, 5.300%, 10/28/2015	50,000	54,185
Eksportfinans ASA, 5.000%, 2/14/2012	100,000	107,354
European Investment Bank, 4.625%, 5/15/2014	200,000	218,169
European Investment Bank, 4.875%, 2/16/2016	50,000	54,870
Export-Import Bank of Korea, 5.875%, 1/14/2015	100,000	105,664
Export-Import Bank Of Korea (KEXIM), 5.125%, 2/14/2011	25,000	25,799
France Telecom SA, 7.750%, 3/1/2011	100,000	108,314
HSBC Holdings PLC, 6.500%, 5/2/2036	25,000	27,173
International Bank for Reconstruction & Development, 7.625%, 1/19/2023	25,000	33,426
International Finance Corp., 3.500%, 5/15/2013	100,000	104,813
Israel Government International Bond, 5.125%, 3/26/2019	75,000	77,217
Israel Government International Bond, 5.500%, 11/9/2016	25,000	27,147
Italy Government International Bond, 4.500%, 1/21/2015	100,000	106,056
Italy Government International Bond, 5.625%, 6/15/2012	100,000	109,681
Italy, Republic of,, 6.875%, 9/27/2023	25,000	30,113
Japan Finance Corp., 2.000%, 6/24/2011	100,000	101,321
KfW Bankengruppe, 3.250%, 3/15/2013	100,000	103,869
KfW Bankengruppe, 4.875%, 1/17/2017	100,000	108,875
Koninklijke Philips Electronics NV, 6.875%, 3/11/2038	50,000	58,662
Kreditanstalt fuer Wiederaufbau, 0.00%, 4/18/2036	50,000	14,942
Landwirtschaftliche Rentenbank, 4.875%, 2/14/2011	100,000	105,893
Mexico Government International Bond, 6.625%, 3/3/2015	25,000	27,725

Mexico Government International Bond, 6.750%, 9/27/2034	20,000	22,100
Mexico Government International Bond, 8.125%, 12/30/2019	50,000	61,175
Mexico Government International Bond, 8.300%, 8/15/2031	50,000	64,250
Nexen, Inc., 5.875%, 3/10/2035	25,000	22,969
Nordic Investment Bank, 2.625%, 10/6/2014	50,000	49,889
Oesterreichische Kontrollbank AG, 4.875%, 2/16/2016	100,000	107,413
Potash Corp. of Saskatchewan, Inc., 3.750%, 9/30/2015	10,000	9,992
Potash Corp. of Saskatchewan, Inc., 4.875%, 3/30/2020	10,000	10,009
Province of British Columbia Canada, 6.500%, 1/15/2026	25,000	29,529
Province of Nova Scotia Canada, 5.125%, 1/26/2017	50,000	53,257
Province of Ontario Canada, 4.000%, 10/07/2019	25,000	25,033
Province of Ontario Canada, 5.000%, 10/18/2011	100,000	107,442
Province of Quebec Canada, 4.600%, 5/26/2015	50,000	53,599
Region of Lombardy Italy, 5.804%, 10/25/2032	50,000	52,279
Republic of Korea, 4.875%, 9/22/2014	25,000	26,124
Republic of Peru, 6.550%, 3/14/2037	25,000	27,250
Telecom Italia Capital SA, 6.375%, 11/15/2033	50,000	51,248
Telefonica Emisiones SAU, 5.984%, 6/20/2011	50,000	53,297
Telefonica Emisiones SAU, 6.221%, 7/3/2017	25,000	27,641
Thomson Corp. Note, 5.700%, 10/1/2014	50,000	54,887
Vodafone Group PLC, 6.150%, 2/27/2037	25,000	26,825
Vodafone Group PLC, 7.875%, 2/15/2030	25,000	31,239
Weatherford International Ltd., 5.500%, 2/15/2016	25,000	25,491

Total International Debt - (Identified Cost $3,498,367)		3,713,270

Mortgage-Backed Securities - 37.4%
Federal Home Loan Mortgage Corporation, GOLD 30 YR, 5.000% - 6.000%	700,000	729,313
Federal Home Loan Mortgage Corporation, GOLD 15 YR, 4.000% - 4.500%	250,000	256,953
Federal National Mortgage Association, 30 YR, 5.000%	150,000	154,945
Federal National Mortgage Association, 15 YR, 4.500%	250,000	258,906

7

AARP Portfolios

U.S. Bond Market Portfolio (continued)

September 30, 2009 (unaudited)

Portfolio of investments

	Par Amount	Value
Mortgage-Backed Securities - (continued)
Government National Mortgage Association, 30 YR, 4.500% - 6.500%	$925,000	$959,012
Federal Home Loan Mortgage Corporation, 4.000% - 7.000%, 5/1/2020 - 7/1/2039	7,594,337	7,916,452
Federal National Mortgage Association, 4.000% - 7.000%, 6/1/2019 -10/1/2039	14,145,312	14,789,982
Government National Mortgage Association, 4.000% - 6.500%, 2/15/2036 - 9/15/2039	2,929,996	3,056,445

Total Mortgage-Backed Securities - (Identified Cost $26,920,416)		28,122,008

U.S. Treasury - 24.7%
U.S. Treasury Bonds - 4.0%
4.750%, 2/15/2037	200,000	223,219
6.125%, 8/15/2029	175,000	224,848
6.375%, 8/15/2027	150,000	195,000
6.750%, 8/15/2026	100,000	133,750
7.125%, 2/15/2023	100,000	134,125
7.250%, 5/15/2016	100,000	126,601
7.500%, 11/15/2016	250,000	322,363
8.000%, 11/15/2021	350,000	495,524
8.500%, 2/15/2020	280,000	402,063
8.875%, 8/15/2017	150,000	210,141
9.250%, 2/15/2016	135,000	186,036
4.500%, 8/15/2039	160,000	172,550
7.625%, 11/15/2022	100,000	139,156

Total		2,965,376

U.S. Treasury Notes - 20.7%
4.125%, 5/15/2015	200,000	216,625
0.875%, 5/31/2011	200,000	200,539
0.875%, 1/31/2011	300,000	301,348
0.875%, 2/28/2011	400,000	401,656
0.875%, 12/31/2010	400,000	401,844
1.000%, 7/31/2011	200,000	200,633
1.000%, 8/31/2011	200,000	200,414
1.125%, 12/15/2011	300,000	300,399
1.125%, 1/15/2012	200,000	200,063
1.250%, 11/30/2010	300,000	302,742
1.375%, 9/15/2012	200,000	199,750
1.375%, 5/15/2012	200,000	200,734
1.500%, 10/31/2010	500,000	505,743
1.750%, 11/15/2011	200,000	203,078
1.750%, 8/15/2012	400,000	404,250
1.750%, 3/31/2014	200,000	196,859
1.875%, 4/30/2014	100,000	98,844
1.875%, 2/28/2014	500,000	495,821

2.000%, 11/30/2013	300,000	300,516
2.375%, 9/30/2014	200,000	200,625
2.375%, 3/31/2016	200,000	194,734
2.625%, 6/30/2014	300,000	305,438
2.625%, 7/31/2014	200,000	203,406
2.625%, 4/30/2016	100,000	98,734
2.750%, 10/31/2013	400,000	412,938
2.750%, 2/15/2019	100,000	95,461
3.000%, 8/31/2016	200,000	201,250
3.000%, 9/30/2016	150,000	150,668
3.125%, 4/30/2013	350,000	367,582
3.250%, 5/31/2016	150,000	153,715
3.375%, 6/30/2013	350,000	370,590
3.625%, 12/31/2012	250,000	266,719
3.750%, 11/15/2018	500,000	517,540
3.875%, 5/15/2018	350,000	366,926
4.000%, 2/15/2015	150,000	161,672
4.000%, 8/15/2018	300,000	316,805
4.125%, 8/31/2012	200,000	215,766
4.250%, 11/15/2017	300,000	323,344
4.250%, 8/15/2015	200,000	217,875
4.250%, 5/15/2039	310,000	320,802
4.375%, 2/15/2038	300,000	316,125
4.500%, 3/31/2012	400,000	432,625
4.500%, 4/30/2012	550,000	596,063
4.500%, 11/30/2011	100,000	107,406
4.500%, 2/28/2011	200,000	211,000
4.500%, 9/30/2011	100,000	107,047
4.625%, 12/31/2011	500,000	539,258
4.625%, 2/15/2017	200,000	221,484
4.750%, 8/15/2017	300,000	334,383
4.875%, 8/15/2016	525,000	590,871
5.000%, 5/15/2037	150,000	173,883
5.125%, 5/15/2016	150,000	171,141
5.125%, 6/30/2011	250,000	268,858
5.375%, 2/15/2031	100,000	118,844
6.625%, 2/15/2027	225,000	298,406
8.125%, 8/15/2021	100,000	142,438
11.250%, 2/15/2015	100,000	144,055

Total		15,568,335

Total U.S. Treasury - (Identified Cost $18,063,518)		18,533,711

U.S. Government Agencies - 7.8%
Federal Farm Credit Bank, 3.000% - 5.375%, 7/18/2011 - 1/17/2017	375,000	401,708
Federal Home Loan Bank, 1.625% - 5.625%, 10/20/2010 - 7/15/2036	625,000	664,088
Federal Home Loan Banks, 0.750% - 2.250%, 3/18/2011 - 10/5/2012	725,000	734,870
Federal Home Loan Mortgage Corp., 1.500% - 6.750%, 1/7/2011 -7/15/2032	2,455,000	2,523,194
Federal National Mortgage Association, 1.250% -7.125%, 3/23/2011 - 7/15/2037	1,375,000	1,417,828

8

AARP Portfolios

U.S. Bond Market Portfolio (continued)

September 30, 2009 (unaudited)

Portfolio of investments

	Par Amount	Value
U.S. Government Agencies - (continued)
Tennessee Valley Authority, 5.250% - 6.750%, 7/18/2017 - 9/15/2039	$100,000	$114,975

Total U.S. Government Agencies - (Identified Cost $5,725,153)		5,856,663

Commercial Mortgage-Backed Securities - 3.5%
Banc of America Commercial Mortgage, Inc., 5.118%, 7/11/2043	60,000	62,091
Banc of America Commercial Mortgage, Inc., 5.391%, 10/10/2045	20,000	18,800
Banc of America Commercial Mortgage, Inc., 5.837%, 6/10/2049	125,000	102,729
Bear Stearns Commercial Mortgage Securities, 4.740%, 3/13/2040	40,000	41,363
Bear Stearns Commercial Mortgage Securities, 4.750%, 2/13/2046	50,000	49,627
Bear Stearns Commercial Mortgage Securities, 5.405%, 12/11/2040	50,000	49,235
Chase Commercial Mortgage Securities Corp., 7.319%, 10/15/2032	21,816	22,559
Citigroup, 5.171%, 11/15/2044	35,675	35,979
Citigroup Commercial Mortgage Trust, 5.916%, 3/15/2049	25,000	6,978
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.399%, 7/15/2044	50,000	42,613
Commercial Mortgage Pass Through Certificates, 5.347%, 12/10/2046	50,000	37,308
Commercial Mortgage Pass Through Certificates, 5.899%, 6/10/2046	50,000	47,526
Credit Suisse Mortgage Capital Certificates, 6.020%, 6/15/2038	100,000	85,083
CS First Boston Mortgage Securities Corp., 4.429%, 12/15/2036	127,786	130,448
CS First Boston Mortgage Securities Corp., 4.730%, 7/15/2037	20,000	16,985
CS First Boston Mortgage Securities Corp., 5.230%, 12/15/2040	50,000	48,121
CS First Boston Mortgage Securities Corp., 5.416%, 5/15/2036	35,000	35,710
CS First Boston Mortgage Securities Corp., 6.387%, 8/15/2036	24,413	25,555
CW Capital Cobalt Ltd., 5.484%, 4/15/2047	25,000	19,698
G.E. Capital Commercial Mortgage Corp., 5.189%, 7/10/2039	150,000	152,405
GMAC Commercial Mortgage Securities, Inc., 6.465%, 4/15/2034	23,477	24,341
Greenwich Capital Commercial Funding Corp., 4.799%, 8/10/2042	50,000	48,068
Greenwich Capital Commercial Funding Corp., 5.736%, 12/10/2049	125,000	112,866

GS Mortgage Securities Corp. II, 4.761%, 7/10/2039	15,000	13,707
GS Mortgage Securities Corp. II, 5.396%, 8/10/2038	100,000	97,106
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2003-CB7, Class A4, 4.879%, 1/12/2038	20,000	20,559
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP3 Class A4A, 4.936%, 8/15/2042	50,000	46,262
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP3, Class A3, 4.959%, 8/15/2042	35,000	34,775
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A4, 5.038%, 3/15/2046	20,000	19,411
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class AM, 4.999%, 10/15/2042	15,000	12,780
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-CB15, Class A3, 5.819%, 6/12/2043	100,000	93,669
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP6, Class A4, 5.475%, 4/15/2043	100,000	93,776
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-CB18, Class A4, 5.440%, 6/12/2047	50,000	43,086
LB-UBS Commercial Mortgage Trust, 4.361%, 1/15/2029	50,000	46,855
LB-UBS Commercial Mortgage Trust, 5.018%, 2/15/2031	16,029	16,187
LB-UBS Commercial Mortgage Trust, 5.084%, 2/15/2031	25,000	25,101
LB-UBS Commercial Mortgage Trust, 5.139%, 2/15/2031	20,000	20,283
LB-UBS Commercial Mortgage Trust, 5.207%, 2/15/2031	20,000	18,704
LB-UBS Commercial Mortgage Trust, 5.430%, 2/15/2040	100,000	81,412
Merrill Lynch, 5.378%, 8/12/2048	150,000	112,314
Merrill Lynch Mortgage Trust, 5.405%, 11/12/2037	50,000	49,683
Morgan Stanley Capital I, 5.378%, 11/14/2042	25,000	25,100
Morgan Stanley Capital I, 5.514%, 11/12/2049	100,000	92,696
Morgan Stanley Capital I, 7.160%, 6/3/2030	150,000	150,008

9

AARP Portfolios

U.S. Bond Market Portfolio (continued)

September 30, 2009 (unaudited)

Portfolio of investments

	Par Amount	Value
Commercial Mortgage-Backed Securities - (continued)
PG&E Energy Recovery Funding LLC, 5.030%, 3/25/2014	$42,064	$44,229
Wachovia Bank Commercial Mortgage Trust, 4.867%, 2/15/2035	100,000	103,042
Wachovia Bank Commercial Mortgage Trust, 5.203%, 1/15/2045	30,688	30,947
Wachovia Bank Commercial Mortgage Trust, 5.308%, 11/15/2048	75,000	67,703
Wachovia Bank Commercial Mortgage Trust, 5.416%, 1/15/2045	50,000	50,576

Total Commercial Mortgage-Backed Securities - (Identified Cost $2,788,710)		2,626,059

Municipal Bonds - 0.3%
Central Puget Sound Regional Transportation Authority, 5.491%, 11/1/2039	25,000	26,177
New Jersey State Turnpike Revenue, 7.414%, 1/1/2040	15,000	18,517
State of California, 5.950%, 4/1/2016	35,000	36,942
State of California, 7.500%, 4/1/2034	50,000	54,973
State of Connecticut, 5.850%, 3/15/2032	25,000	26,179
State of Illinois, 4.950%, 6/1/2023	25,000	24,622
State of Illinois Taxable, 5.100%, 6/1/2033	25,000	23,281
State of Utah, 4.554%, 7/1/2024	15,000	15,354

Total Municipal Bonds - (Identified Cost $214,828)		226,045

	Shares
Mutual Fund - 3.5%
AIM Prime Fund (At Net Asset Value)	2,676,086	2,676,086

Total Investments - 102.0% (Identified Cost $74,217,473)[2]		76,682,841

Other Assets & Liabilities - Net - (2.0)%		(1,487,053)

Total Net Assets - 100.0%		$75,195,788

[1]

Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. This security may only be sold to qualified institutional investors and it is determined to be liquid under criteria established by the Portfolio’s Board of Trustees. At September 30, 2009, these securities amounted to $238,107 which represents 0.3% of the total net assets.

[2]

At September 30, 2009, the cost of investments for federal tax purposes was $74,217,473. The net unrealized appreciation of investments for federal tax purposes was $2,465,368. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,849,734 and net unrealized depreciation from investments for those securities having an excess of cost over value of $384,366.

For information on the Portfolio’s policies regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent semi-annual or annual financial statements.

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy for measuring fair value and enhancing disclosure. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

10

AARP Portfolios

U.S. Bond Market Portfolio (continued)

September 30, 2009 (unaudited)

Portfolio of investments

The following is a summary of the inputs used as of September 30, 2009 in valuing the Portfolio’s investments carried at value:

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset-Backed Securities	$—	$293,105	$—	$293,105
Corporate Bonds
Consumer Discretionary	—	1,262,905	—	1,262,905
Consumer Staples	—	546,310	—	546,310
Energy	—	1,521,890	—	1,521,890
Financials	—	6,653,147	—	6,653,147
Health Care	—	915,410	—	915,410
Industrials	—	1,239,635	—	1,239,635
Information Technology	—	411,968	—	411,968
Materials	—	303,826	—	303,826
Telecommunication Services	—	789,951	—	789,951
Utilities	—	990,852	—	990,852

Total Corporate Bonds	—	14,635,894	—	14,635,894

International Debt	58,459	3,654,811	—	3,713,270
Mortgage-Backed Securities	—	28,122,008	—	28,122,008
U.S. Treasury
U.S. Treasury Bonds	2,965,376	—	—	2,965,376
U.S. Treasury Notes	15,568,335	—	—	15,568,335

Total U.S. Treasury	18,533,711	—	—	18,533,711

U.S. Government Agencies	5,768,167	88,496	—	5,856,663
Commercial Mortgage-Backed Securities	—	2,626,059	—	2,626,059
Municipal Bonds	—	226,045	—	226,045
Mutual Fund	2,676,086	—	—	2,676,086

Total Investments	$27,036,423	49,646,418	—	$76,682,841

11

Item 2.	Controls and Procedures.

(a) Within 90 days of the filing date of this Form N-Q, Richard M. Hisey, the registrant’s President and Principal Executive Officer and Jeffrey J. Gaboury Treasurer and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures as defined in Rule 30a-3(c) of the Investment Company Act of 1940 (the “Procedures”) and evaluated their effectiveness. Based on his review, Mr. Hisey and Mr. Gaboury determined that the Procedures adequately ensure that information required to be disclosed by the registrant in reports on Form N-Q filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

The certifications required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AARP FUNDS

By:	/S/ RICHARD M. HISEY
Richard M. Hisey
President and Principal Executive Officer

Date: November 13, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ RICHARD M. HISEY
Richard M. Hisey
President and Principal Executive Officer

Date: November 13, 2009

By:	/S/ JEFFREY J. GABOURY
Jeffrey J. Gaboury
Treasurer and Principal Financial Officer

Date: November 13, 2009